As filed with the Securities and Exchange Commission on April 28, 2006
                                                 Registration No. 033-76582
                                                 Registration No. 811-08420

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
 -------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No.     [ ]
                         Post-Effective Amendment No. 18 [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Amendment No. 28                [X]

                        (Check appropriate box or boxes)

 -------------------------------------------------------------------------------
           WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1

                           (Exact Name of Registrant)
                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                                  400 Broadway
                             Cincinnati, Ohio 45202
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (513) 629-1800

 -------------------------------------------------------------------------------
                                    Copy to:
                DONALD J. WUEBBLING, ESQ. ELISABETH A. DAHL, ESQ.
                          400 Broadway Mail Station 32
                       Cincinnati, Ohio 45202 400 Broadway
         (Name and Address of Agent for Service) Cincinnati, Ohio 45202
 -------------------------------------------------------------------------------
        Approximate Date of Proposed Public Offering: Continuous Offering

        It is proposed that this filing will become effective (check appropriate box)

              ___ immediately upon filing pursuant to paragraph (b) of rule 485 XX on May 1, 2006 pursuant to paragraph (b) of Rule 485
              ___
              ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
              ___ on (date) pursuant to paragraph (a)(1) of Rule 485

        If appropriate, check the following box:
              ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Touchstone Gold Variable Annuity Contracts

TOUCHSTONE GOLD VARIABLE ANNUITY
--------------------------------------------------------------------------------
                                                                      PROSPECTUS
                                                                     MAY 1, 2006


Western-Southern Life Assurance Company
Separate Account 1

This Prospectus describes the Touchstone Gold Variable Annuity Contract and the investment options available to Contract owners. It contains information you should know before purchasing a Contract and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Touchstone Gold Variable Annuity Contract is issued by Western-Southern Life Assurance Company (WSLAC). The Contract is an investment alternative for investors who want to accumulate money on a tax-deferred basis for retirement or other long-term goals.

You can purchase a Contract for $2,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

You tell us how to invest your payments. Your investment options include 20 Sub-Accounts and the Fixed Account. Each Sub-Account invests in an underlying Fund with the same investment objective. The Funds include:


- AIM V.I. CAPITAL APPRECIATION-SERIES 1       - TOUCHSTONE MID CAP GROWTH
- AIM V.I. GOVERNMENT SECURITIES-SERIES 1      - TOUCHSTONE THIRD AVENUE VALUE
- ALGER AMERICAN SMALL CAPITALIZATION-CLASS O  - TOUCHSTONE EAGLE CAPITAL APPRECIATION
- ALGER AMERICAN GROWTH-CLASS O                - TOUCHSTONE ENHANCED DIVIDEND 30
- DWS EQUITY 500 INDEX VIP-CLASS A             - TOUCHSTONE VALUE PLUS
- MFS VIT EMERGING GROWTH-INITIAL CLASS        - TOUCHSTONE GROWTH & INCOME
- MFS VIT INVESTORS TRUST-INITIAL CLASS        - TOUCHSTONE BALANCED
- PIMCO VIT LONG-TERM U.S.                     - TOUCHSTONE HIGH YIELD
     GOVERNMENT-ADMINISTRATIVE CLASS           - TOUCHSTONE CORE BOND
- PUTNAM VT INTERNATIONAL EQUITY-CLASS IB      - TOUCHSTONE MONEY MARKET
- TOUCHSTONE BARON SMALL CAP



The Fixed Account is an additional investment option. It is a fixed-rate option, backed by the general assets of WSLAC.


The Statement of Additional Information dated May 1, 2006 contains more information about the Contract,WSLAC and its Separate Account 1. It has been filed with the Securities and Exchange Commission (SEC) and is legally part of this Prospectus. The table of contents for the Statement of Additional Information is located on page 51 of this Prospectus. For a free copy, call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).


The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, certain other material that is legally part of the registration statement of Separate Account 1, and other information about Separate Account 1. You can view these documents at the Public Reference Room of the SEC or obtain copies, for a fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-6009. You can also call the SEC at 800.SEC.0330.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Contracts or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK. NO BANK HAS GUARANTEED OR ENDORSED THE CONTRACTS. THE CONTRACTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, THE NATIONAL CREDIT UNION SHARE INSURANCE FUND OR ANY OTHER AGENCY.

INVESTMENTS IN VARIABLE ANNUITIES INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AND EARNINGS.

You should rely only on the information contained in the Contract, the Touchstone Gold Variable Annuity Prospectus, the Statement of Additional Information or our approved sales literature. The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

No one is authorized to give any information or make any representation other than those contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                           PAGE
Cover Page. . . . . . . . . . . . . . . . . . . . . . . .     1

Table Of Contents . . . . . . . . . . . . . . . . . . . .     3

Glossary. . . . . . . . . . . . . . . . . . . . . . . . .     4

Fee And Expense Tables. . . . . . . . . . . . . . . . . .     5

Summary . . . . . . . . . . . . . . . . . . . . . . . . .     7

Purchasing Your Contract. . . . . . . . . . . . . . . . .     9

Transferring Your Money . . . . . . . . . . . . . . . . .    11

Accessing Your Money. . . . . . . . . . . . . . . . . . .    14

Charges . . . . . . . . . . . . . . . . . . . . . . . . .    17

Information About The Investment Options. . . . . . . . .    20

Valuation Of Your Investments . . . . . . . . . . . . . .    23

Annuity Income Payment Options. . . . . . . . . . . . . .    24

Death Benefit . . . . . . . . . . . . . . . . . . . . . .    27

WSLAC And Separate Account 1. . . . . . . . . . . . . . .    28

Underwriter . . . . . . . . . . . . . . . . . . . . . . .    29

Voting Rights . . . . . . . . . . . . . . . . . . . . . .    30

Other Information About Your Contract . . . . . . . . . .    31

Federal Income Tax Information. . . . . . . . . . . . . .    33

Supplement A: Accumulation Unit Values. . . . . . . . . .    39

Supplement B: Section 401 Plans and Section 403(b) Plans.    43

Supplement C: State of Texas Optional Retirement Program.    48

Table Of Contents For Statement Of Additional Information    51


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

4


GLOSSARY
--------------------------------------------------------------------------------

ACCUMULATION UNIT                        CONTRACT YEAR
---------------------------------------  ---------------------------------------
A unit of measure used to calculate a    A year that starts on your Contract
Contract owner's share of a Sub-         Date or the anniversary of your
Account.                                 Contract Date.

ACCUMULATION UNIT VALUE                  FIXED ACCOUNT
---------------------------------------  ---------------------------------------
The dollar value of an Accumulation      An option that provides a fixed rate
Unit in a Sub-Account.                   of interest.

ANNUITANT                                FUND
---------------------------------------  ---------------------------------------
The person whose life is used to         Each Sub-Account invests in a Fund that
determine the amount of any annuity      has the same investment objective as
income payments and the length of        the Sub-Account.
time for which the payments are made.
                                         INCOME DATE
CODE                                     ---------------------------------------
---------------------------------------  The date on which annuity payments
The Internal Revenue Code of 1986,       are scheduled to begin.
as amended.

                                         SUB-ACCOUNT
CONTRACT                                 ---------------------------------------
---------------------------------------  Each Sub-Account invests in a Fund,
The Touchstone Gold Variable Annuity     which has the same investment
Contract, including the application and  objective as the Sub-Account.
any amendments, riders or
endorsements.                            SURRENDER VALUE
                                         ---------------------------------------
CONTRACT DATE                            The Contract Value minus any
---------------------------------------  surrender charges and contract
The effective date of a Contract. The    maintenance charge.
Contract Date is shown on page 3 of
your Contract.                           WSLAC, WE, OUR AND US
                                         ---------------------------------------
CONTRACT VALUE                           Western-Southern Life Assurance
---------------------------------------  Company.
The total value of your Contract at any
time before or on the Income Date.       YOU AND YOUR
This represents the sum of the value of  ---------------------------------------
your investments in the Sub-Accounts     The owner of the Contract.
and the value of your investments in
the Fixed Account.


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

FEE AND EXPENSE TABLES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

                    MAXIMUM CONTINGENT DEFERRED SALES CHARGE
                                          (Surrender Charge)
     (as a percentage of amount surrendered or withdrawn)(1)       7.00%
     -------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Contract Maintenance Charge(2)  $35.00

Separate Account Annual Expenses


                                                   Sub-Account
                                                 Annual Expenses
                                               (as a percentage of
                                              average account value)
          MORTALITY AND EXPENSE RISK CHARGES                   1.20%
          ----------------------------------------------------------
              CONTRACT ADMINISTRATION CHARGE                   0.15%
              ------------------------------------------------------
                                       TOTAL                   1.35%
                                       -----------------------------



The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


                                                          Minimum   Maximum
           TOTAL ANNUAL FUND OPERATING EXPENSES(3)
     (expenses that are deducted from Fund assets,
           including management fees, distribution
          and/or service fees, and other expenses)           0.27%     1.59%
     -----------------------------------------------------------------------

(1) The surrender charge does not apply to certain transactions. We may reduce the surrender charge when Contracts are sold to a group. The surrender charge is based on the number of years a purchase payment has been invested in your Contract and decreases over time. If a purchase payment has been invested for 7 years or more when you withdraw that purchase payment, you will not pay a surrender charge.

(2) In certain states and for certain retirement plans,we can waive, reduce or eliminate the annual contract maintenance charge.

(3) The minimum and maximum are based on management fees and other expenses incurred, before fee waivers or expense reimbursements, for the 12-month period ended December 31, 2005. If fee waiver arrangements or expense reimbursements were reflected in the minimum and maximum total expenses, the minimum and maximum total expenses would be 0.27% and 1.54% respectively. There is no expense reimbursement or fee waiver arrangement reflected in the minimum. The expense reimbursement and fee waiver arrangement reflected in the maximum total expenses is expected to continue through December 31, 2006.


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

6


FEE AND EXPENSE TABLES
--------------------------------------------------------------------------------


Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MAXIMUM fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

     1 Year   3 Years   5 Years   10 Years
     $  971   $1,579    $2,116    $3,644


(2) If you do NOT surrender your Contract:

     1 Year   3 Years   5 Years   10 Years
     $  341   $1,039    $1,756    $3,644


The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MINIMUM fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

     1 Year   3 Years   5 Years   10 Years
     $  834   $1,169    $1,435    $2,293


(2) If you do NOT surrender your Contract:

     1 Year   3 Years   5 Years   10 Years
     $  204    $629     $1,075    $2,293


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

SUMMARY
--------------------------------------------------------------------------------

This summary highlights some basic information about the Touchstone Gold Variable Annuity Contract. More information about the Contract is located on pages 9 through 32 of this Prospectus. If the terms of your Contract differ from the description of the Contract in this Prospectus, you should rely on the terms of your Contract.

HOW THE CONTRACT WORKS

The Contract is a contract between you and WSLAC. The Contract, like all variable annuity contracts, has two phases: the accumulation phase and the annuity income phase. During the accumulation phase, earnings on your investment accumulate on a tax-deferred basis. The annuity income phase begins when you start to receive annuity income payments. The amount of money you accumulate during the accumulation phase determines the amount of the annuity income payments you receive. You can select one of several annuity income payment options.

The Contract also provides a death benefit that is payable to a designated beneficiary when the Annuitant dies. Generally, the Contract guarantees that the beneficiary will receive the greater of either the total purchase payments less any withdrawals or the Contract Value, regardless of investment performance, if the Annuitant dies before age 80. If the Annuitant dies after age 80 the beneficiary will receive the Contract Value. If an Owner who is not also the Annuitant dies before the Annuitant, the Surrender Value will be paid to the new Owner.

WHOW SHOULD PURCHASE THE CONTRACT

The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals through various investment options. Note that it is not necessary to fund a tax deferred retirement account with a variable annuity in order to achieve tax deferral.Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of getting less money back than you paid for the Contract. You may want to consult a tax advisor or other investment professional before you purchase a Contract.

PURCHASING A CONTRACT

You can purchase a Contract for $2,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

SELECTING YOUR INVESTMENT OPTIONS

You can allocate your purchase payments among the following investment options.

SUB-ACCOUNTS

The Sub-Accounts are designed to offer you a better return than the Fixed Account. This better return is not guaranteed. Depending on market conditions, you can make or lose money in any Sub-Account.


- AIM V.I.Capital Appreciation         - Touchstone Mid Cap Growth
- AIM V.I.Government Securities        - Touchstone Third Avenue Value
- Alger American Small Capitalization  - Touchstone Eagle Capital Appreciation
- Alger American Growth                - Touchstone Enhanced Dividend 30
- DWS Equity 500 Index VIP             - Touchstone Value Plus
- MFS VIT Emerging Growth              - Touchstone Growth & Income
- MFS VIT Investors Trust              - Touchstone Balanced
- PIMCO VIT Long-Term U.S.Government   - Touchstone High Yield
- Putnam VT International Equity       - Touchstone Core Bond
- Touchstone Baron Small Cap           - Touchstone Money Market



     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

8


SUMMARY
--------------------------------------------------------------------------------

FIXED ACCOUNT

The Fixed Account offers you a fixed return. While your money is invested in the Fixed Account,we guarantee to pay you interest at a set rate. We may change the interest rate, but we guarantee that the effective annual rate will be at least 3%.

TRANSFERRING AMONG INVESTMENT OPTIONS

You can transfer money from one investment option to another. Like all variable annuities, transfers between investment options are tax-free. The minimum transfer amount is $250. We limit the number of times you can transfer between investment options in each Contract Year and the amount you can transfer from the Fixed Account.

ACCESSING YOUR MONEY

You can access your money at any time during the accumulation phase. Each Contract Year, you can generally withdraw up to 10% of your purchase payments not already withdrawn without a charge by making partial or systematic withdrawals. If you withdraw more than 10% in a Contract Year, there may be a surrender charge. The maximum surrender charge is 7% of the amount withdrawn and declines to 0% over time.

Also be aware that you may be required to pay income taxes and a 10% federal penalty tax on any amount you withdraw.

CHARGES AND FEES

A $35 contract maintenance charge is ordinarily deducted each year from your Contract Value. Other administrative charges are deducted at an annual rate of no more than 1.35% of your Contract Value. Depending on the investment options you choose, you may indirectly pay investment advisory fees and fund expenses. Some charges and fees do not apply to money invested in the Fixed Account.

10-DAY REVIEW PERIOD

You have 10 days to review your Contract after you receive it. If you are not satisfied with your Contract, you can cancel it but must do so by returning it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel your Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

ADDITIONAL INFORMATION

Representatives at the Touchstone Variable Annuity Service Center can answer your questions about the Contract. You can call the Service Center at
800.669.2796 (press 2).

ACCUMULATION UNIT VALUES


The Accumulation Unit Values for each Sub-Account that commenced operations before January 1, 2006, are shown in Supplement A on pages 39 through 42.



                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

PURCHASING YOUR CONTRACT
--------------------------------------------------------------------------------

To obtain an application to purchase a Contract, please contact your investment advisor or the Touchstone Variable Annuity Service Center by mail at P.O. Box 2850, Cincinnati, Ohio 45201-2850 or by phone at 800.669.2796 (press 2).

MINIMUM AND MAXIMUM PURCHASE PAYMENTS

     -    You can purchase a Contract for $2,000 or more.

     -    A purchase of over $500,000 may be made with our prior approval.

     - You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA, a 403(b) plan, a SIMPLE IRA (Savings Incentive Match Plans for Employees), or a SEP (Simplified Employee Pension Plan), for $1,000 or more.

     - You can make additional investments in your Contract at any time before the Income Date. Each additional purchase payment must be at least $100, and may not exceed $500,000 without our prior approval.

     - You can also purchase a Contract and make additional payments through automatic or scheduled installment payments, such as pre-authorized checking account deductions, salary deductions or electronic funds transfers. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. Each automatic installment payment must be at least $50 and your total installment payments in the first Contract Year must be at least $600.

10-DAY REVIEW PERIOD

You have 10 days to review your Contract after you receive it. This 10-day review period is called the free look period. Some state laws may require us to give you a longer free look period.

If you are not satisfied with the Contract, you can cancel it during the free look period. To cancel the Contract, you must return it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel the Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

INVESTMENT OPTIONS

You decide how to allocate your purchase payments by selecting from the following investment options.

SUB-ACCOUNTS


- AIM V.I.Capital Appreciation         - Touchstone Mid Cap Growth
- AIM V.I.Government Securities        - Touchstone Third Avenue Value
- Alger American Small Capitalization  - Touchstone Eagle Capital Appreciation
- Alger American Growth                - Touchstone Enhanced Dividend 30
- DWS Equity 500 Index VIP             - Touchstone Value Plus
- MFS VIT Emerging Growth              - Touchstone Growth & Income
- MFS VIT Investors Trust              - Touchstone Balanced
- PIMCO VIT Long-Term U.S.Government   - Touchstone High Yield
- Putnam VT International Equity       - Touchstone Core Bond
- Touchstone Baron Small Cap           - Touchstone Money Market



     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

10


PURCHASING YOUR CONTRACT
--------------------------------------------------------------------------------

FIXED ACCOUNT

     -    Fixed return of at least 3% per year.

ALLOCATION OF PURCHASE PAYMENTS

Your allocation instructions are included in your application and shown on page 3 of your Contract. You can change your allocation instructions by writing to us. When we receive a purchase payment from you,we allocate it based on the most recent allocation instructions we have received from you.

The following guidelines apply to the allocation of your purchase payments:

     - Allocate at least 1% of your initial purchase payment to each investment option you choose.

     - Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 331/3%.

     -    Make sure your percentages total 100%.

Allocation Changes by Phone. You can change the allocation of your future purchase payments over the phone by following these steps:

STEP 1. Fill out either the telephone authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to change your allocations over the phone.

STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern Time.

     Give the representative the following information:

     -    Your Social Security number

     - Your Contract number or other precise information that identifies your Contract

     -    Your allocation instructions

     Allocation Changes in Writing. You can change the allocation of your future purchase payments by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

     - Your Contract number or other precise information that identifies your Contract

     -    Your allocation instructions


You should review your selected investment options and allocations periodically to determine if they are appropriate considering market conditions and your financial objectives.


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

TRANSFERRING YOUR MONEY
--------------------------------------------------------------------------------

You can transfer money from one investment option to another. You can make transfers by phone or in writing.

The following guidelines apply to transfers other than dollar cost averaging transfers and automatic rebalancing transfers:

     -    Each transfer must be at least $250.

     - The allocation to each investment option must be at least 1% of the total transfer amount.

     -    You can transfer money among the Sub-Accounts once every 30 days.

     - You can transfer from the Fixed Account only once each Contract Year, transferring up to 25% of your money in the Fixed Account.

     - You can transfer to the Fixed Account only once each Contract Year, transferring an unlimited amount.

Transfers by Phone. You can transfer your money by calling us and following these steps:

STEP 1. Fill out either the telephone transfer authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to transfer your money.

STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern time.

Give the representative the following information:

     -    Your Social Security number

     - Your Contract number or other precise information that identifies your Contract

     -    Your transfer instructions

Transfers in Writing. You can also transfer your money by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

     - Your Contract number or other precise information that identifies your Contract

     -    Your transfer instructions

THIRD PARTY AUTHORIZATION

You can authorize a third party to transfer money for you. To do so, you must complete the telephone access authorization section of the application or a Telephone Authorization Form. Contact the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) for additional information.

MARKET TIMING

Frequent transfers among Sub-Accounts ("market timing") can disrupt an underlying fund's ability to process transactions.This may disadvantage other Contract owners because the underlying funds may incur increased transaction costs that are passed on to other Contract owners. Accordingly,WSLAC has a policy in place with respect to market timing transfers.WSLAC will refuse to honor a transfer request made by any means other than ordinary U.S. mail that would result in a transfer into or out of any international or high yield Sub-Account of Separate Account I (SA I) within five business (5) days of an opposite automatic rebalancing transfer into or out of the same Sub-Account. There are


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

12


TRANSFERRING YOUR MONEY
--------------------------------------------------------------------------------

no exceptions to this policy. Currently, SA I offers the following international and high yield sub-accounts:

     -    Putnam International Equity Fund

     -    Touchstone High Yield Fund

WSLAC believes this is an appropriate market timing policy for SA I in light of contractual restrictions on free transfers (see the Transferring Your Money section of this prospectus) and historical transfer activity within SA I. Specifically, a Contract owner is permitted only one requested transfer in any rolling 30-day period. This contractual restriction applies to all Sub-Accounts.There are no exceptions to this contractual restriction.

However,WSLAC's policy may not be effective in deterring all market timing. WSLAC reserves the right to modify its market timing policy on a prospective basis in the event transfer activity within SA I reveals abusive practices that are not prohibited under the current policy.

In addition to the above policy, a Contract owner may be considered to be engaged in market timing if an underlying fund detects activity that it deems to be market timing under its own policies and procedures that can be traced back to an individual Contract owner. If the underlying fund were to refuse a net trade made by SA I due to an order placed by the individual Contract owner, SA I could be required to remove the market timing trade from the net trade and reject the market timing trade.The market timing trade will be canceled and the Contract owner will be required to place another order on a subsequent business day (as permitted under WSLAC's market timing policy and transfer rules) in order to complete the trade.

If a Contract owner is found to be engaged in market timing, SA I may, in addition to rejecting a particular transfer, revoke a Contract owner's ability to make transfer requests by telephone, fax or any other electronic means.

TOUCHSTONE'S DOLLAR COST AVERAGING PROGRAM

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more Accumulation Units when prices are low and fewer when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.

Touchstone's Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from the Touchstone Money Market Sub-Account or the Fixed Account to other Sub-Accounts. You can make the following transfers:

     -    A specific dollar amount

     - A specific percentage of your money in the Touchstone Money Market Sub-Account or the Fixed Account (or a pro rata portion until source of funds is depleted)

     -    Earnings in the Touchstone Money Market Sub-Account or the Fixed
          Account

You select the number and the frequency of your transfers in Touchstone's Dollar Cost Averaging Program. We will transfer the money on the anniversary of your Contract Date each month or each quarter.


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

TRANSFERRING YOUR MONEY
--------------------------------------------------------------------------------

The following guidelines apply to dollar cost averaging transfers:

     -    Your Contract Value must be at least $10,000.

     -    Dollar cost averaging transfers must continue for at least 12 months.

     -    Each transfer must be at least $200.

     - The allocation to each Sub-Account must be at least 1% of the transfer amount.

To set up dollar cost averaging transfers, sign and complete the dollar cost averaging section of the application or the Dollar Cost Averaging Form. These forms can be obtained from the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for at least 12 months, you do not have enough money in your accounts to complete the transfer, or the program is discontinued. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

TOUCHSTONE'S AUTOMATIC REBALANCING PROGRAM

Some Sub-Accounts may grow faster than others, shifting the Contract's investment allocation from your preferred mix. Automatic rebalancing keeps your investment strategy on track by transferring among your investment options to your most recent allocation selection. Rebalancing is available on a quarterly, semi-annual or annual basis.

To authorize automatic rebalancing, sign and complete the automatic rebalancing section of the Touchstone variable annuity application or the Variable Annuity Automatic Rebalancing Agreement form. These forms can be obtained from the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Please note: Automatic rebalancing may not be available if dollar cost averaging has been selected.


DOLLAR COST AVERAGING
--------------------------------------------------------------------------------
Dollar cost averaging can result in a lower average cost of investing over time. While dollar cost averaging does not guarantee a profit or prevent a loss, you have a higher likelihood to profit from this long-term investment method.


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

14


ACCESSING YOUR MONEY
--------------------------------------------------------------------------------

Your Contract is designed to help you achieve your long-term investment goals. However, there may be times when you need to access the money you have invested in your Contract. You can access your money at any time during the accumulation phase by making a partial withdrawal, by making systematic withdrawals or by canceling your Contract.

If you withdraw money from your Contract or cancel your Contract, you may have to pay a surrender charge. Surrender charges are explained on page 18.

PARTIAL WITHDRAWALS

To withdraw money from your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a partial withdrawal, please call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).

The following guidelines apply to partial withdrawals:

     - Include your Contract number or other information that identifies your Contract and the amount to be withdrawn in your instructions.

     -    Each withdrawal must be at least $250.

     - If your Contract Value is reduced below $2,000 by the partial withdrawal, we reserve the right to terminate your Contract by paying you the Surrender Value.

If the total withdrawal amount taken during the Contract Year (systematic withdrawals that exceed your interest earnings plus any partial withdrawals) is more than 10% of your purchase payments not already withdrawn, you may have to pay a surrender charge.

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan allows you to withdraw a specific dollar amount from your Contract on a monthly, quarterly, semiannual or annual basis. The minimum amount for each systematic withdrawal is $100. To set up systematic withdrawals, contact the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or at P.O. Box 2850, Cincinnati, Ohio 45201-2850.

If you use the Systematic Withdrawal Plan, you may have to pay a surrender charge if you withdraw more than your earnings. Any amount withdrawn that exceeds your earnings will be applied to your free withdrawal amount, which is described on page 15. You can discontinue your systematic withdrawals at any time by sending written instructions to us.

CANCELING YOUR CONTRACT

You can cancel your Contract at any time during the accumulation phase. When you cancel your Contract,we pay you the Surrender Value. This payment terminates your Contract and our obligations under the Contract.

To cancel your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Contract number or other information that identifies your Contract in your instructions. For assistance, please call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

ACCESSING YOUR MONEY
--------------------------------------------------------------------------------

The Surrender Value will equal the Contract Value, less any applicable surrender charge, contract maintenance charge and premium taxes. Because investment performance and applicable charges affect your Contract Value, the Surrender Value may be less than the total of your purchase payments.

PENALTY TAXES

If you withdraw money from your Contract or cancel your Contract before you or the Annuitant (as applicable) reach age 591/2, you generally will have to pay a federal penalty tax. This tax is equal to 10% of the amount of the payment you receive that is treated as taxable income. More information about penalty taxes is located on page 35.

ACCESSING YOUR MONEY
WITHOUT PAYING SURRENDER CHARGES

To provide you with flexible access to your money,we do not impose surrender charges on the following transactions:

PURCHASE PAYMENTS INVESTED FOR 7 YEARS. If a purchase payment has been invested for 7 years or more, you will not pay a surrender charge when you withdraw that purchase payment.

FREE AMOUNTS. Each Contract Year you can withdraw previously invested purchase payments without paying a surrender charge if the total amount you withdraw that year (systematic withdrawal amounts that exceed earnings plus any partial withdrawals) does not exceed 10% of your purchase payments that have been invested for less than seven years and that have not been already withdrawn. These amounts are called free amounts.

WITHDRAWAL OF EARNINGS. If the systematic withdrawal amount you withdraw includes any earnings on your Contract, you will not pay a surrender charge on the earnings. A withdrawal under the Systematic Withdrawal Plan normally will include earnings.

If a Contract is owned by a charitable remainder trust, the trust may withdraw the difference between the Contract Value and the total purchase payments without paying a surrender charge in states where regulatory approval has been received.

MEDICAL CARE ACCESS. We may waive the surrender charge on amounts withdrawn when you or the Annuitant have been confined to a long-term care facility or hospital, as defined by us for 30 days or more after the Contract Date at the time of the withdrawal.

DEATH BENEFITS. We do not impose a surrender charge on the death benefit that we pay when the Annuitant dies.

ANNUITY INCOME PAYMENTS. Generally, you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years.

If you decide to take a reduced, lump sum payment instead of the remaining annuity payments, you may have to pay a surrender charge.


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

16


ACCESSING YOUR MONEY
--------------------------------------------------------------------------------

PROCESSING WITHDRAWALS

When we process your partial or systematic withdrawal,we withdraw money from each of your investment options on a pro-rata basis. For example, in a situation where no charges are applicable to the withdrawal, if you have 25% of your money in the Touchstone Growth & Income Sub-Account and 75% of your money in the Touchstone Balanced Sub-Account and you want to withdraw $2,000,we will withdraw $500 from the Touchstone Growth & Income Sub-Account (25% of $2,000) and $1,500 from the Touchstone Balanced Sub-Account (75% of $2,000).

If you want us to process your withdrawal on a different basis, such as withdrawing all the money from one Sub-Account, you must provide specific instructions in your withdrawal request.

We will generally send payments to you within 7 days of the date that we process your request. We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

     - The New York Stock Exchange is closed on a day that it normally would be open.

     - The Securities and Exchange Commission has determined that trading on the NewYork Stock Exchange is restricted.

     - The Securities and Exchange Commission has determined that, because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.

     - The SEC permits us to postpone payments from the Sub-Accounts for your protection.

As required by most states, we reserve the right to delay payments from the Fixed Account for up to 6 months. We do not expect to delay payments from the Fixed Account and we will notify you if there will be a delay.


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

CHARGES
--------------------------------------------------------------------------------

ADMINISTRATIVE CHARGES

We incur administrative costs in setting up your Contract, maintaining records of your Contract and sending you confirmations and statements about your Contract. By paying a contract maintenance charge and a contract administration charge, you reimburse us for the administrative costs we expect to incur.


                       Contract Maintenance       Contract Administration
                              Charge                      Charge

                   - On the anniversary of your  - On each day the New
                     Contract Date each year       York Stock Exchange
                     until annuity payments        is open for trading.
                     begin.
                   - The date we start annuity
                     payments.
                   - The date you completely
WHEN CHARGED?        surrender your Contract.
--------------------------------------------------------------------------

                   - $35 each year during the    - The effective annual
                     first 10 years of your        rate of the charge is
                     Contract.                     0.15%.
                   - After the 10th anniversary
                     of your Contract Date, the
                     lesser of $35 and 0.17% of
                     your Contract Value on
                     each subsequent
                     anniversary of your
HOW MUCH CHARGED?    Contract Date.
--------------------------------------------------------------------------

                   - We reduce your Contract     - We deduct this charge
                     Value. The number of          from the Accumulation
                     Accumulation Units you        Unit Value of each Subown
                     in each Sub-Account           Account.We do not
                     is reduced and the value of   impose this charge on
                     your investment in the        your money in the Fixed
                     Fixed Account is reduced      Account.
HOW CHARGED?         on a pro-rata basis.
--------------------------------------------------------------------------


If we receive appropriate governmental approvals,we may reduce or eliminate the contract maintenance charge.

MORTALITY AND EXPENSE RISK CHARGES

We assume two risks with every Contract: a mortality risk and an expense risk. We take a mortality risk that the Annuitant will live longer than expected or we will pay a death benefit greater than your Contract Value. We also take an expense risk that the administrative charges will not pay all the administrative costs of your Contract.

You pay us to assume these risks by paying mortality and expense risk charges. On each Valuation Date,we deduct the mortality and expense risk charges from the Accumulation Unit Value of each Sub-Account. We do not impose these charges on your money in the Fixed Account. The effective annual rate of these charges is 1.20%, which includes 0.80% for assuming mortality risk and 0.40% for assuming expense risk. If we do not actually incur the risks associated with these charges, we will make money from collecting these charges.


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

18


CHARGES
--------------------------------------------------------------------------------

If surrender charges do not cover the distribution expenses of the Contracts,we will pay those expenses from our general account, including amounts derived from the expense risk charge.

Calculating the Surrender Charge

To calculate the surrender charge, amounts will be withdrawn from the following sources in the order listed:

     -    Free amounts

     -    Purchase payments that have been invested for more than 7 years

     - Other purchase payments in the order in which we received them, starting with the oldest purchase payment

     -    Earnings

Under the Systematic Withdrawal Plan or if a Contract is owned by a charitable remainder trust, amounts will be withdrawn first from earnings and then in the order listed above. For tax purposes, the IRS treats all your withdrawals as if all earnings are withdrawn first. Consult your tax advisor for more information.

You do not pay a surrender charge on free amounts, purchase payments that have been invested for more than 7 years or systematic withdrawal payments of earnings. Free amounts will be withdrawn from purchase payments that have been invested less than 8 years, starting with the oldest purchase payment.

The amount of the surrender charge is based on the number of years a purchase payment has been invested in your Contract. The following table shows how much the surrender charge will be when you withdraw a purchase payment:

Completed Years from
Date of Purchase Payment                   Surrender Charge
Less than 1 year. . . . . . . . . .   7% of the purchase payment
1 year but less than 2 years. . . .   7% of the purchase payment
2 years but less than 3 years . . .   6% of the purchase payment
3 years but less than 4 years . . .   5% of the purchase payment
4 years but less than 5 years . . .   4% of the purchase payment
5 years but less than 6 years . . .   2% of the purchase payment
6 years but less than 7 years . . .   1% of the purchase payment
7 years or more . . . . . . . . . .                         None

We will waive the surrender charges if payments begin under one of the annuity income payment options, the annuity income payments begin in the third Contract Year or later, and the annuity income payments are scheduled to be made for at least five years.


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

CHARGES
--------------------------------------------------------------------------------

REDUCED SURRENDER CHARGES FOR CERTAIN CONTRACTS

Under certain circumstances,we can reduce or eliminate the surrender charge when Contracts are sold to a trustee, to an employer, pursuant to a retirement plan or otherwise sold to a group. We will consider several factors before we reduce or eliminate any surrender charges. Some of those factors are the group size, the total amount of the group's purchase payments, how the group's purchase payments are made, the type of plan involved and our distribution costs. However,we will not reduce or eliminate any surrender charges if the reduction or elimination unfairly discriminates against any person or is prohibited by state law.

PREMIUM TAXES

Certain states and government authorities charge a premium tax on your purchase payments. The premium tax may be as much as 3.5% of your purchase payments. These premium taxes are charged either when you make purchase payments or when we begin annuity payments.

Currently,we pay all of the premium taxes charged by states and government authorities. However,we may decide to stop paying the premium taxes in the future. We would then deduct the amount of the premium taxes from your Contract Value at one of the following times. When:

     -    We pay the premium tax

     -    You surrender or withdraw money from your Contract

     -    The death benefit is paid

     -    Annuity payments begin


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

20


INFORMATION ABOUT THE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

THE SUB-ACCOUNTS AND THE FUNDS

Each Sub-Account invests in a corresponding Fund. These tables contain information about the investment objective, Advisor and Sub-Advisor of each Fund:


                                      Investment Objective                      Advisors/Sub-Advisors
       AIM V.I. CAPITAL
           APPRECIATION
              -SERIES 1  The Fund seeks to provide growth of capital.     A I M Advisors, Inc.
-----------------------  -----------------------------------------------  ----------------------------------

               AIM V.I.  The Fund seeks to achieve a high level of
             GOVERNMENT  current income consistent with reasonable
    SECURITIES-SERIES 1  concern for safety of principal.                 A I M Advisors, Inc.
-----------------------  -----------------------------------------------  ----------------------------------

                 ALGER
         AMERICAN SMALL  The Fund seeks to provide long-term
 CAPITALIZATION-CLASS O  capital appreciation.                            Fred Alger Management, Inc.
-----------------------  -----------------------------------------------  ----------------------------------

         ALGER AMERICAN  The Fund seeks to provide long-term
         GROWTH-CLASS O  capital appreciation.                            Fred Alger Management, Inc.
-----------------------  -----------------------------------------------  ----------------------------------

                         The Fund seeks long-term growth and
         DWS EQUITY 500  invests primarily in common stocks of
   INDEX VIP-CLASS A(1)  companies that comprise the S&P 500 Index.       Deutsche Asset Management, Inc.
-----------------------  -----------------------------------------------  ----------------------------------

                MFS VIT
       EMERGING GROWTH-  The Fund seeks to provide long-term              Massachusetts Financial
          INITIAL CLASS  growth of capital.                               Services Company
-----------------------  -----------------------------------------------  ----------------------------------

                         The Fund's objective is to seek long-
                MFS VIT  term growth of capital with a secondary
       INVESTORS TRUST-  objective to seek reasonable current             Massachusetts Financial
          INITIAL CLASS  income.                                          Services Company
-----------------------  -----------------------------------------------  ----------------------------------

              PIMCO VIT
         LONG-TERM U.S.  The Fund seeks maximum total return
            GOVERNMENT-  consistent with preservation of capital and      Pacific Investment
   ADMINISTRATIVE CLASS  prudent investment management.                   Management Company LLC
-----------------------  -----------------------------------------------  ----------------------------------

             PUTNAM VT
          INTERNATIONAL  The Fund invests mainly in large- and mid
        EQUITY-CLASS IB  sized international stocks.                      Putnam Investment Management, LLC
-----------------------  -----------------------------------------------  ----------------------------------

             TOUCHSTONE  The Fund seeks long-term capital
        BARON SMALL CAP  appreciation.                                    BAMCO, Inc.*
-----------------------  -----------------------------------------------  ----------------------------------

                         The Fund seeks to increase the value of          TCW Investment Management Company*
             TOUCHSTONE  its shares as a primary goal and to earn         Westfield Capital Management
      MID CAP GROWTH(2)  income as a secondary goal.                      Company, LLC*
-----------------------  -----------------------------------------------  ----------------------------------

             TOUCHSTONE
     THIRD AVENUE VALUE  The Fund seeks long-term capital appreciation.   Third Avenue Management LLC*
-----------------------  -----------------------------------------------  ----------------------------------

*Sub-Advisors to Touchstone Advisors, Inc.
1 Formerly Scudder VIT Equity 500 Index-Class A
2 Formerly Touchstone Emerging Growth



                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

INFORMATION ABOUT THE INVESTMENT OPTIONS
--------------------------------------------------------------------------------


                                 Investment Objective                  Advisors/Sub-Advisors
    TOUCHSTONE EAGLE  The Fund seeks long-term capital
CAPITAL APPRECIATION  appreciation.                               Eagle Asset Management, Inc.*
--------------------  ------------------------------------------  -------------------------------

                      The Fund seeks to achieve a total
          TOUCHSTONE  return that is higher than the total
            ENHANCED  return of the Dow Jones Industrial
         DIVIDEND 30  Average (DJIA).                             Todd Investment Advisors, Inc.*
--------------------  ------------------------------------------  -------------------------------

                      The Fund seeks long-term value by
          TOUCHSTONE  investing primarily in common stock of      Fort Washington Investment
          VALUE PLUS  larger companies.                           Advisors, Inc.*
--------------------  ------------------------------------------  -------------------------------

                      The Fund seeks to increase the value of
          TOUCHSTONE  Fund shares over the long-term, while       Deutsche Investment Management
     GROWTH & INCOME  receiving dividend income.                  Americas Inc.*
--------------------  ------------------------------------------  -------------------------------

          TOUCHSTONE  The Fund seeks to achieve both an increase
            BALANCED  in share price and current income.          Oppenheimer Capital, LLC*
--------------------  ------------------------------------------  -------------------------------

                      The Fund seeks to achieve a high level of
          TOUCHSTONE  current income as its main goal with        Fort Washington Investment
          HIGH YIELD  capital appreciation as a secondary goal.   Advisors, Inc.*
--------------------  ------------------------------------------  -------------------------------

                      The Fund seeks to provide a high level
                      of current income as is consistent with
          TOUCHSTONE  the preservation of capital. Capital        Fort Washington Investment
           CORE BOND  appreciation is a secondary goal.           Advisors, Inc.*
--------------------  ------------------------------------------  -------------------------------

                      The Fund seeks high current income
                      consistent with liquidity and stability of
                      principal. The Fund is a money market
          TOUCHSTONE  fund and tries to maintain a constant       Fort Washington Investment
        MONEY MARKET  share price of $1.00 per share.             Advisors, Inc.*
--------------------  ------------------------------------------  -------------------------------


*Sub-Advisors to Touchstone Advisors, Inc.


The Funds underlying the Sub-Accounts may reserve the right to reject trades by Separate Account 1 in a Fund's shares if in the Fund's opinion, the trade would disrupt the management of the Fund. Such action would be taken only in extraordinary situations, such as where excessive market timing activity is taking place. In the event a Fund rejects a trade,we may not be able to immediately honor a purchase, transfer, or withdrawal request.

More complete information about each Fund, including information about its expenses, is included in its prospectus, which is delivered with this prospectus. Please read the Fund's prospectus carefully before you select it as an investment option.


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

22


INFORMATION ABOUT THE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

Changes in the Sub-Accounts and the Funds

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution,we will obtain any required approvals, including approval from the SEC or from Contract owners.

The Fixed Account

At the time you allocate a purchase payment or transfer any of your Contract Value to the Fixed Account,we assign an interest rate to that amount. We will guarantee that rate of return for one year. At the end of each year,we assign a new interest rate to that amount and its related earnings, which is again guaranteed for at least one year. Different interest rates may apply to different amounts in the Fixed Account depending upon the timing of the allocation or transfer and the interest rates assigned each time.

We guarantee funds allocated or transferred to the Fixed Account will earn an effective annual rate of at least 3%.


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

VALUATION OF YOUR INVESTMENTS
--------------------------------------------------------------------------------

SUB-ACCOUNTS

The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

When you allocate purchase payments to a Sub-Account, your Contract is credited with Accumulation Units. Other transactions, such as withdrawals, exchanges, and payments of the annual contract maintenance charge, will increase or decrease the number of Accumulation Units credited to your Contract.

The number of Accumulation Units added to or subtracted from your Contract is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. To calculate the Accumulation Unit Value of a Sub- Account on any Valuation Date,we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

     - The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund

     -    Any dividend or distributions paid by the corresponding Fund

     - Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account

     -    The mortality and expense risk charge

     -    The contract administration charge

We reserve the right to change the number and value of the Accumulation Units credited to your Contract so long as the change does not affect your Contract Value or the benefits or other provisions of your Contract.

FIXED ACCOUNT

The value of the Fixed Account is calculated daily and reflects the following transactions:

     -    Purchase payments allocated to the Fixed Account

     -    Withdrawals from the Fixed Account

     -    Transfers to and from the Fixed Account

     -    Interest credited to the Fixed Account

     - Charges assessed against the Fixed Account, such as surrender charges and contract maintenance charges


ACCUMULATION UNIT
--------------------------------------------------------------------------------
A unit of measure used to calculate a Contract owner's share of a Sub- Account. Although it is not the same as a mutual fund share, it is similar.

ACCUMULATION UNIT VALUE
--------------------------------------------------------------------------------
The dollar value of an Accumulation Unit in a Sub-Account.


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

24


ANNUITY INCOME PAYMENT OPTIONS
--------------------------------------------------------------------------------

ANNUITY PHASE

During the annuity phase,we will make periodic annuity income payments based on the annuity income payment option you choose as described on the following page. In the Contract,we refer to annuity income payment options as payout plans.

DETERMINING THE INCOME DATE

Annuity income payments start on a specific date called the Income Date. The Income Date is shown on page 3 of your Contract. If you do not select an Income Date, the Income Date will be based on the birthday of the Annuitant. The Annuitant is a natural person selected by you whose life is used to determine the duration and amount of any annuity payments.

Generally, unless you have selected another date, the Income Date is the first anniversary of your Contract Date on or after the Annuitant's 80th birthday. If your Contract has not been in effect for 10 years on the Annuitant's 80th birthday, the Income Date will be the 10th anniversary of your Contract Date.

You can change the Income Date by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change the Income Date.

CHOOSING THE PAYEE

You choose the person or persons to receive the annuity income payments. If you do not select someone, the Annuitant will automatically receive the annuity income payments. You can change the person you selected at any time by writing to us. If the person you select to receive annuity income payments dies, you will receive the annuity income payments unless you select another payee.

DETERMINING THE PAYMENT AMOUNT

Annuity income payment amounts are based on the Surrender Value of your Contract on the Income Date and the payment option you choose. However, the Surrender Value will equal your Contract Value and you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years. Under all payment plans,we guarantee that you will earn interest at a minimum rate of 3% each year.

CHOOSING THE FREQUENCY

Generally,we make annuity income payments monthly. You can request annuity income payments on a quarterly, semiannual, or annual basis. If the Surrender Value of your Contract is less than $1,000,we make one annuity income payment in an amount equal to the Surrender Value. If each periodic payment will be less than $50,we will change the frequency of the payments to increase the amount of each periodic payment to at least $50.


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

ANNUITY INCOME PAYMENT OPTIONS
--------------------------------------------------------------------------------

CHOOSING THE PAYMENT OPTION

You can select one of the five annuity income payment options described below, or any other payment option we currently offer, at any time before the Income Date. Some states may limit the availability of payment options. You can change the payment option you selected by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change your payment option.

If you do not elect an annuity payment option, Life Income Option 2C (monthly payments guaranteed for 10 years) will apply.


                                        Overview of Annuity Income Payment Options
INSTALLMENT INCOME OPTION 1A  Fixed Period - you select the number of years.
----------------------------  ------------------------------------------------------------

INSTALLMENT INCOME OPTION 1B  Fixed Amount - you select the amount of the monthly payment.
----------------------------  ------------------------------------------------------------

       LIFE INCOME OPTION 2A  One Life - we make payments as long as the Annuitant lives.
       ---------------------  ------------------------------------------------------------

                              Joint and Survivor - we make payments as long as either the
       LIFE INCOME OPTION 2B  Annuitant or another designated person lives.
       ---------------------  ------------------------------------------------------------

                              Life with Guaranteed Period - we make guaranteed payments
       LIFE INCOME OPTION 2C  for 10 or 20 years and as long as the Annuitant lives.
       ---------------------  ------------------------------------------------------------


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

26


ANNUITY INCOME PAYMENT OPTIONS
--------------------------------------------------------------------------------

                                               Annuity Income Payment Options
                    FIXED PERIOD
                    Monthly Payment Amount: Based on the Surrender Value of your Contract and the number of years in the payment period. The monthly payments will remain the same throughout the payment period.
INSTALLMENT INCOME  Payment Period: You select the number of years, but no more than 30.
         OPTION 1A  Option to Request Lump Sum Payment: Available at any time.
------------------  ------------------------------------------------------------------------------------

                    FIXED AMOUNT
                    Monthly Payment Amount: You select the amount, which must be at least $5 for each $1,000 of Surrender Value. For example, if your Surrender Value is
                    60,000, the minimum monthly payment amount is $300 ($5 x 60). The monthly payments will remain the same throughout the payment period.
                    Payment Period: Payments are made until the entire amount, including interest,
INSTALLMENT INCOME  is paid. All payments must be made in 30 years or less.
         OPTION 1B  Option to Request Lump Sum Payment:Available at any time.
------------------  ------------------------------------------------------------------------------------

                    ONE LIFE
                    Monthly Payment Amount: Based on the Surrender Value of your Contract and the age and gender of the Annuitant on the date of the first payment. The monthly payments will remain the same throughout the payment period.
                    Payment Period: We make payments for as long as the Annuitant lives. When the Annuitant dies we stop payments even if only one payment was made.
       LIFE INCOME  Option to Request Lump Sum Payment: Not available after the first payment
         OPTION 2A  is made.
------------------  ------------------------------------------------------------------------------------

                    JOINT AND SURVIVOR
                    Monthly Payment Amount: Based on the Surrender Value of your Contract and the age and gender of the Annuitant and another designated person on the date of the first payment. The monthly payments will remain the same throughout the payment period.
                    Payment Period: Based on the lifetimes of the Annuitant and another designated person. Payments continue as long as either person is living. If either person dies before the first payment, we make annuity payments during the survivor's lifetime under Life Income Option 2C guaranteed for 10 years.
       LIFE INCOME  Option to Request Lump Sum Payment: Not available after the first payment
         OPTION 2B  is made.
------------------  ------------------------------------------------------------------------------------

                    LIFE WITH GUARANTEED PERIOD
                    Monthly Payment Amount: Based on the Surrender Value of your Contract, and the age and gender of the Annuitant on the date of the first payment and the number of years chosen for guaranteed payments.The monthly payments will remain the same throughout the payment period.
                    Payment Period: You select 10 or 20 years as the guaranteed period. We make payments for as long as the Annuitant lives even if the Annuitant lives longer than the selected period. For example, if you select a 10-year guaranteed payment period and the Annuitant lives for 12 years,we make payments for 12 years.
       LIFE INCOME  Option to Request Lump Sum Payment: Not available after the first payment
         OPTION 2C  is made.
------------------  ------------------------------------------------------------------------------------


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH OF ANNUITANT

If the Annuitant dies before the Income Date,we will pay a death benefit instead of annuity payments. We do not deduct a surrender charge from the death benefit payment.

You select one or more person(s) who will receive this death benefit. These people are called beneficiaries. You can change your beneficiaries at any time by writing to us.

To determine the death benefit amount,we must receive proof of death of the Annuitant and payment instructions for the beneficiary. If we do not receive payment instructions for the beneficiary within 60 days of receipt of the proof of death,we may pay the beneficiary in one lump sum. You can find additional information about designating a beneficiary and payment instructions in your Contract.

Based upon the date we receive the proof of death and payment instructions,we calculate the amount of the death benefit according to the following table:

BEFORE ANNUITANT'S 80TH BIRTHDAY
Annuitant dies before annuity payments begin, before the first day of the calendar month after the Annuitant's 80th birthday, and

BEFORE THE 7TH ANNIVERSARY OF THE               ON OR AFTER THE 7TH ANNIVERSARY OF
CONTRACT DATE                                   THE CONTRACT DATE
The death benefit amount will equal the         The death benefit amount will equal the
greater of the following 2 amounts:             greatest of the following 3 amounts:

- The Contract Value on the date we             - The Contract Value on the date we
  receive proof of death of the Annuitant         receive proof of death of the Annuitant
  and payment instructions for the beneficiary    and payment instructions for the beneficiary

- The sum of all purchase payments minus        - The sum of all purchase payments minus
  any amounts withdrawn, including any            any amounts withdrawn, including any
  surrender charges on the withdrawals            surrender charges on the withdrawals

                                                - The Contract Value on the most recent
                                                  septennial anniversary* of the Contract
                                                  Date plus any purchase payments made
                                                  since that anniversary minus any amounts
                                                  withdrawn since that anniversary, including
                                                  any surrender charges on the withdrawals

* A septennial anniversary occurs every 7 years. For example, the 7th, 14th, 21st and 28th anniversaries of the Contract Date are each a septennial anniversary.

AFTER ANNUITANT'S 80TH BIRTHDAY
Annuitant dies before annuity payments begin but on or after the first day of the calendar month after the Annuitant's 80th birthday.

THE DEATH BENEFIT AMOUNT WILL EQUAL THE CONTRACT VALUE ON THE DAY WE RECEIVE PROOF OF DEATH OF THE ANNUITANT AND PAYMENT INSTRUCTIONS FOR THE BENEFICIARY.

Annuitant dies after annuity income payments begin.

ANY REMAINING BENEFITS WILL BE PAID BASED ON THE ANNUITY INCOME PAYMENT OPTION IN EFFECT.

DEATH OF OWNER

If an Owner who is not also the Annuitant dies before the Annuitant and before the Income Date, the Surrender Value will be paid to the new Owner as described in the Required Distributions section on page 36 of this prospectus.


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

28


WSLAC AND SEPARATE ACCOUNT 1
--------------------------------------------------------------------------------

WSLAC

Western-Southern Life Assurance Company (WSLAC) is a stock life insurance company organized under the laws of the State of Ohio on December 1, 1980. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. WSLAC and WSLIC issue insurance and annuity contracts and are located at 400 Broadway, Cincinnati, Ohio 45202.

Investments allocated to the Fixed Account are held in WSLAC's general account along with WSLAC's other assets. The interests of the Fixed Account have not been registered under the Securities Act of 1933 and WSLAC's general account has not been registered as an investment company under the Investment Company Act of 1940. As a result, the staff of the SEC has not reviewed the information in this Prospectus about the Fixed Account.

SEPARATE ACCOUNT 1

WSLAC established Separate Account 1 (SA1) under Ohio law on July 27, 1992. SA1 supports the Contracts and certain other variable annuity contracts that it issues. SA1 is registered with the SEC as a unit investment trust. We may operate SA1 as a management investment company or any other form permitted by law. We may also deregister SA1 if registration with the SEC is no longer required.

SA1 currently offers 20 Sub-Account options to purchasers of the Contracts. SA1 holds the investments allocated to the Sub-Accounts by the owners of the Contracts. It also holds assets for the benefit of owners of certain other variable annuity contracts that it issues. SA1 invests the assets of each Sub-Account in the corresponding Fund. The investment objective of a Sub-Account and the Fund in which it invests are identical.

WSLAC owns SA1's assets but it separates SA1's assets from its general account assets and the assets of its other separate accounts. Liabilities from any other businesses conducted byWSLAC will not be charged to SA1's assets. We hold SA1's assets exclusively for the benefit of owners and beneficiaries of the Contracts and certain other variable annuity contracts issued by WSLAC. WSLAC is obligated to pay all benefits provided under the Contracts.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or WSLAC.


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

UNDERWRITER
--------------------------------------------------------------------------------


Touchstone Securities, Inc. is the distributor of the Contracts. Its principal business address is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202. Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, Inc., a wholly-owned subsidiary of WSLAC.


Touchstone Securities pays sales commissions to persons or entities that sell the Contracts. These persons are called dealers. Sales commissions may be calculated as a percentage of the purchase payments received for a Contract or a percentage of the Contract Value (sometimes called a trail commission). Sales commissions may also be based on a dealer's total sales and other performance factors (sometimes called production bonuses). Touchstone Securities may also pay dealers for other services not directly related to Contract sales.


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

30


VOTING RIGHTS
--------------------------------------------------------------------------------

Because each Sub-Account invests in a corresponding Fund, WSLAC is entitled to vote at any meeting of a Fund's shareholders. WSLAC, on behalf of the SA1, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of Contracts who have invested in that Sub-Account. If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund,we will ask you for voting instructions. You will have voting rights corresponding to the number of Accumulation Units attributable to your policy.

We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you,we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received by Contract owners who provide instructions. If WSLAC itself is entitled to vote at the shareholder meeting, it will vote its shares in the same manner.

We may not ask Contract owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of a Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Contract owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive,we will include a summary of our actions in our next report to you.


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

OTHER INFORMATION ABOUT YOUR CONTRACT
--------------------------------------------------------------------------------

RELY ON YOUR CONTRACT

The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

CONFIRMATIONS AND STATEMENTS

We will send you a confirmation of each purchase payment and other financial transactions, such as transfers and partial withdrawals. We will also send you a statement each year showing the value of your investment in the Sub-Accounts and Fixed Account.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for the underlying Fund of that Sub-Account. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

PROCESSING GUIDELINES

We use certain guidelines to determine when we will process your Contract application and other instructions. These processing guidelines determine your Contract Date and the effective date of instructions that you send to us. The effective date depends upon the time of day we receive your application or your instructions, whether the New York Stock Exchange is open at that time and whether your applications and instructions are in good order.

If we receive an incomplete application or incomplete instructions from you,we will contact you for more information. If we have not received all the application information that we need within 5 business days of the day we received your application,we will return your initial purchase payment to you unless you tell us not to return it.

If you are the sole owner of your Contract, you must sign your Contract application and other instructions. If you and another person are joint owners of your Contract, you and your joint owner must both sign your Contract application and other instructions.

SECURITY PROCEDURES

We have established security procedures for telephone transactions, such as recording telephone calls. In the future,we may also require a personal identification number (PIN). We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

32


OTHER INFORMATION ABOUT YOUR CONTRACT
--------------------------------------------------------------------------------

CANCELLATION OF YOUR CONTRACT

If you have not made a purchase payment for 2 years,we may cancel your Contract if the total of your purchase payments less any partial withdrawals is less than $2,000 and your Contract Value is less than $2,000.

We will send you a notice before cancellation. You will have 14 days from the date of the notice to make an additional purchase payment and increase your total purchase payments to $2,000 or your Contract Value to $2,000. If you make this payment,we will not cancel your Contract. If you do not make this payment, we will cancel your Contract and pay you the Surrender Value.

MISSTATEMENT OF AGE OR GENDER

If the age or gender of the Annuitant is misstated in information sent to us,we will change any benefits under the Contract to those benefits that your purchase payments would have purchased if the correct age and gender had been stated. If we do not discover the misstatement until after annuity payments have started,we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.

ASSIGNMENT

Generally, you may assign your Contract, but you may assign a Contract purchased in connection with a retirement plan only if assignment is permitted under applicable law and the documents governing the plan. We will not be bound by any assignment until written notice of the assignment is received and recorded at the Touchstone Variable Annuity Service Center. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or tax consequences of any assignment.

LOANS

You may be permitted to take a loan from your Contract if you purchased it in connection with a 403(b) plan and the plan documents permit such loans. Loans are not permitted under any other type of Contract.

NO DIVIDENDS

The Contracts are "non-participating", which means that they do not pay dividends. The investment results of the investment options that you choose are reflected in your benefits.

FINANCIAL STATEMENTS
AND ADDITIONAL CONTRACT INFORMATION

Financial statements of WSLAC and SA1 are included in the Statement of Additional Information along with additional information about the Contracts. The table of contents of the Statement of Additional Information is on page 51. For a free copy, call the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2). The Statement of Additional Information and other information about the Contracts is also available on the Securities and Exchange Commission's web site (http://www.sec.gov). The Registration Number for the Contracts is 033-76582. The Registration Number for Separate Account 1 is 811-08420.


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

The following discussion summarizes the impact of certain federal income tax laws on contributions to, earnings of and distributions from a Contract. It is based on our understanding of these laws as they are currently in effect and interpreted. It is not tax advice. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR BEFORE YOU PURCHASE A CONTRACT. Because this is a summary, it does not contain all the information that may be important to you.

The impact of federal income taxes on your investment in a Contract depends, among other things, on the following factors:

     -    WSLAC's tax status

     -    The tax status of the Contract

     -    Your tax status

     -    The tax status of your beneficiary

     -    The tax status of the person you select to receive annuity payments

Your investment may also be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws. The effect of such other laws on your investment in a Contract are generally not discussed in this summary.

The following discussion assumes "you" are the owner of a Contract or, when the Contract is purchased in connection with a retirement plan that is described below as a Qualified Plan,"you" are the plan participant for whose benefit the contract is purchased.

TAX STATUS OF WSLAC

WSLAC is taxed as a life insurance company. Because the operations of the SA1 are part of WSLAC, WSLAC is responsible for any federal income taxes related to the income of the SA1 and its Sub-Accounts. You are responsible for all taxes related to your investment in a Contract.

TAX STATUS OF THE CONTRACT

We believe that any Contract will be treated as an "annuity contract" under the Internal Revenue Code (Code) and thus will provide the federal income tax consequences discussed in this summary. We do not, however, guarantee the tax status of any Contract. You bear the complete risk that any Contract you own may not be treated as an "annuity contract" under the Code. A more detailed discussion of various matters that might affect your Contract's status as an "annuity contract" is included in the Statement of Additional Information.

If a Contract you own is not treated as an "annuity contract", the earnings allocable to your investment in the Contract will be included in your income for federal income tax purposes on a current basis, even if you have not yet received payments from the Contract.

The discussions entitled "Tax Treatment of Non-Qualified Contracts" and "Tax Treatment of Qualified Contracts" will apply only if the applicable Contract is treated as an "annuity contract" under the Code.


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

34


FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

TAX TREATMENT OF NON-QUALIFIED CONTRACTS

The information in this section of the Prospectus relates to Contracts that are not purchased in connection with a retirement plan or program which qualifies under Section 401, 403(b), 408, 408A or 457 of the Code. In this section of the Prospectus, these Contracts will be called "Non-Qualified Contracts".

A Non-Qualified Contract is intended to be a tax-deferred investment. This means that, if the Contract qualifies as an "annuity contract" under the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Non-Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it. When you make a withdrawal from your Non-Qualified Contract, surrender it or receive an annuity payment from it, you will have to include in income for federal income tax purposes the portion of the payment that reflects investment earnings (but no other part of the payment which reflects an amount that has already been included in your income for federal income tax purposes).

Different rules may apply to an owner of a Non-Qualified Contract that is not a natural person, such as a corporation or trust. If the owner of a Non-Qualified Contract is not a natural person, you should consult a tax advisor for more information about these rules.

The following discussion in this section explains how the general principles of tax-deferred investing apply to a Non-Qualified Contract when the owner of such Contract is a natural person. The discussion assumes at all times that your Non-Qualified Contract will be treated as an "annuity contract" under the Code.

TAX TREATMENT OF PURCHASE PAYMENTS

Generally, any purchase payments that you invest in your Non-Qualified Contract will not be deductible in determining your federal income tax.

TAX TREATMENT OF WITHDRAWALS, SURRENDERS AND DISTRIBUTIONS

You will generally have to include in income for federal income tax purposes the portion of any payment from your Non-Qualified Contract that exceeds the portion of the cost basis (or principal) of the Contract which is allocable to such payment. The difference between the cost basis and the value of your Non-Qualified Contract represents the increase in the value of the Contract. The taxable portion of a payment from your Non-Qualified Contract is generally taxed at your marginal income tax rate.

TAX TREATMENT OF PARTIAL WITHDRAWALS AND SURRENDERS

PARTIAL WITHDRAWALS. A partial withdrawal refers to a withdrawal from your Non-Qualified Contract that is less than its total value and is not paid in the form of an annuity. Usually, a partial withdrawal of the value of your Non-Qualified Contract will be treated for tax purposes as coming first from earnings (which represent the increase in the value of the Contract). This portion of the withdrawal will be included in your income for federal income tax purposes.

After the earnings portion is exhausted, the remainder of any partial withdrawal will be treated as coming from your principal in the Contract (generally the sum of the purchase payments; it also may include any employer or other payments for the Contract that were previously included in your income for federal income tax purposes). This portion of the withdrawal will not be included in your income for federal income tax purposes.

The cost basis of your Non-Qualified Contract is generally the sum of your purchase payments for the Contract.


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

If your Non-Qualified Contract contains investments made prior to August 14, 1982, however, a partial withdrawal from the Contract will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

SURRENDERS. If you surrender your Non-Qualified Contract and receive a lump sum payment of its entire value, the portion of the payment that exceeds your then remaining cost basis in the Contract will be included in your income for federal income tax purposes. You will not include in income for federal income tax purposes the part of the payment that is equal to such cost basis.

TAX TREATMENT OF ANNUITY PAYMENTS

If annuity payments are made under your Non-Qualified Contract, a portion of each payment is generally excludable from your income for federal income tax purposes as a tax-free recovery of your cost basis in the Contract and the balance is included in your income for such purposes.

The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing your cost basis in the Contract at the time the annuity payments begin by the expected return under such Contract).

If the annuity payments continue after your cost basis has been recovered, such additional payments will generally be included in full in income for federal income tax purposes.

For the above purposes, your cost basis in the Contract will be reduced to reflect the value of any period certain or refund guarantee form in which the annuity payments are to be made, if applicable.

PENALTY TAX ON DISTRIBUTIONS

Generally, a penalty equal to 10% of the amount of any payment that is includable in your income for federal income tax purposes will apply to any distribution you receive from a Non-Qualified Contract in addition to ordinary income tax.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     -    A distribution that is made on or after the date you reach age 591/2

     -    A distribution that is made on or after your death

     - A distribution that is made when you are disabled (as defined in section 72(m) of the Code)

     - A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Contract

     - A part of a distribution that is attributable to your investment in the Contract prior to August 14, 1982

     - A distribution that is paid under an immediate annuity within the meaning of Section 72(u)(4) of the Code, which generally refers to an annuity contract that has been purchased with a single premium or annuity consideration, under which payments begin no later than one year from the purchase of the contract and which provides for a series of substantially equal periodic payments to be made at least annually during the annuity period


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

36


FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge by you of your Non-Qualified Contract may be treated as if it were a payment to you of all or part of the value of the Contract and therefore may be a taxable event. You should consult your own tax advisor before you assign or pledge your Non-Qualified Contract.

REQUIRED DISTRIBUTIONS

To qualify as an "annuity contract" under the Code, your Non-Qualified Contract must meet certain distribution requirements in the event you die.

Generally, if you die before annuity payments begin under the Contract, the amounts accumulated under your Non-Qualified Contract either must be distributed within 5 years of your death or must begin to be paid within one year of your death under a method that will pay the entire value of the Contract over the life (or a period not extending beyond the life expectancy) of your designated beneficiary under the Contract.

Special rules apply, however, if your beneficiary under the Contract is your surviving spouse. If your spouse is your designated beneficiary under the Contract, these rules involving required distributions in the event of death will be applied as if your surviving spouse had been the original owner of the Contract.

If you die after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at your death (unless such method provides that payments stop at your death).

WITHHOLDING

Payments received from your Non-Qualified Contract are, to the extent includable in your income for federal income tax purposes, generally subject to federal income tax withholding, unless you elect not to have taxes withheld and you notify us that you are making this election.

Your tax status, the type of distribution and any election you make as to the withholding amount that is to apply will determine how much money must be withheld if you fail to elect out of withholding.

MULTIPLE NON-QUALIFIED CONTRACTS

All Non-Qualified Contracts that are issued to you by the same company within a calendar year period are generally treated as one Contract for purposes of determining the tax consequences of any distribution, and this may cause adverse or unanticipated tax consequences. As a result, you should consult a tax advisor before purchasing more than one Non-Qualified Contract in any calendar year period in order to discuss the effect of such multiple purchases.


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

TAX TREATMENT OF QUALIFIED CONTRACTS

The information in this section of the Prospectus relates to Contracts that are purchased in connection with certain retirement plans. In this section of the Prospectus, these retirement plans will be called "Qualified Plans" and Contracts purchased in connection with Qualified Plans will be called "Qualified Contracts".

A Qualified Contract is intended to be a tax-deferred investment. This means that, if the Qualified Contract and the Qualified Plan under which it was purchased meet certain applicable rules of the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Qualified Contract until a payment (or payments) are made to you. Note that it is not necessary to fund a Qualified Plan with a variable annuity in order to achieve tax-deferral in the Qualified Plan.

When you take a distribution payment from your Qualified Contract, or receive an annuity payment from it, you will generally have to include in income for federal income tax purposes the entire amount of the payment (except to the extent it reflects your own "after-tax" contributions to the Contract or any other cost basis you may have under the Contract).

TYPES OF QUALIFIED CONTRACTS

The Qualified Contracts are designed to be suitable for use with the following types of Qualified Plans:

     - Traditional IRAs (individual retirement annuities under Section 408 of the Code)

     -    Roth IRAs (individual retirement annuities under Section 408A of the
          Code)

     - Section 401 plans (plans qualified under Section 401(a) of the Code, such as profit sharing plans, including so-called 401(k) plans and money purchase pension plans)

     - Section 403(b) plans (tax-sheltered annuities under Section 403(b) of the Code)

     - Section 457 Deferred Compensation plans (deferred compensation plans under Section 457 of the Code)

     -    SEPs (Simplified Employee Pension Plans under Section 408(k) of the
          Code)

     - SIMPLE IRAs (Savings Incentive Match Plans for Employees under Section 408(p) of the Code)

     -    Texas ORP plans (State of Texas Optional Retirement Program plans)

Because of the minimum purchase payment requirements, Qualified Contracts may not be appropriate for some retirement plans.


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

38


FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

LIMITATIONS IMPOSED BY THE CODE OR THE QUALIFIED PLAN

In most cases, the Code places limitations and restrictions on how a Qualified Plan can be designed and operated. These limitations and restrictions relate to various issues, including:

     -    Amounts of allowable contributions

     -    Form, manner and timing of distributions

     -    Vesting and nonforfeitability of interests

     - Nondiscrimination in eligibility, participation, contributions and benefits

     -    Tax treatment of distributions, withdrawals and surrenders

     - Withdrawal from the plan, such as while the plan participant is still employed by the employer of the plan

     -    Receipt and taxation of loans

A Qualified Contract that is issued under or in connection with a Qualified Plan is subject to the terms and conditions of the Qualified Plan. If the information in the Qualified Plan documents differs from the information in the Qualified Contract, you should rely on the information in the Qualified Plan.

TAX CONSEQUENCES OF PARTICIPATING IN A QUALIFIED PLAN

The tax consequences of participating in a Qualified Plan vary with the type of plan and the terms and conditions of the plan. Various penalty and excise taxes may apply to contributions to or distributions from a Qualified Contract if the contributions or distributions violate the limitations of the Qualified Plan or the Code. Certain restrictions and penalties may apply to withdrawals and surrenders from a Qualified Contract.

TRADITIONAL AND ROTH IRAS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Traditional IRA or a Roth IRA,we will provide you with an IRA Disclosure Statement.

SECTION 401 PLANS AND SECTION 403(B) PLANS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Section 401 plan or a Section 403(b) plan,we have included a supplement in this Prospectus as to such plans. The supplement summarizes certain federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

TEXAS OPTIONAL RETIREMENT PROGRAM. To help you understand the tax consequences of purchasing a Qualified Contract in connection with the Texas Optional Retirement Program,we have included a supplement in this Prospectus as to this program. The supplement summarizes certain state and federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

OTHER QUALIFIED PLANS. You should contact your own tax advisor for more information about the tax consequences of investing in a Qualified Contract in connection with a Section 457 Deferred Compensation, a SEP or a SIMPLE IRA plan.


The tax rules regarding Qualified Plans are complex, change frequently and will have different applications depending on individual facts and circumstances. You should consult your own tax advisors before you purchase a Qualified Contract.


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

SUPPLEMENT A
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

The Accumulation Unit Values shown in the table below are for an Accumulation Unit outstanding throughout the periods. An explanation of how an Accumulation Unit Value is calculated is located on page 23 in this Prospectus.


                      Years Ended          Unit Value at    Unit Value at  Number of Units
                      December 31        Beginning of Year   End of Year   at End of Year
                              1999  (1)          10.000000      12.386830        1,200,117
                              2000               12.386830       9.718353        1,812,173
                              2001                9.718353       6.339078        1,509,814
                              2002                6.339078       4.317351        1,142,848
                              2003                4.317351       5.590682          944,354
                              2004                5.590682       5.970004          809,454
 AIM V.I. GROWTH (1)          2005                5.970004       6.331168          596,801
------------------------------------------------------------------------------------------
                              1999  (1)          10.000000       9.928089           51,404
                              2000                9.928089      10.788341          111,199
                              2001               10.788341      11.326516          135,339
                              2002               11.326516      12.247868          335,054
                              2003               12.247868      12.214008          118,904
 AIM V.I. GOVERNMENT          2004               12.214008      12.360312           77,390
          SECURITIES          2005               12.360312      12.398599           49,863
------------------------------------------------------------------------------------------
                              1999  (1)          10.000000      13.645334          150,574
                              2000               13.645334       9.802330          572,987
                              2001                9.802330       6.816681          452,837
                              2002                6.816681       4.961946          311,222
                              2003                4.961946       6.969027          329,378
      ALGER AMERICAN          2004                6.969027       8.015648          298,893
SMALL CAPITALIZATION          2005                8.015648       9.244369          260,085
------------------------------------------------------------------------------------------
                              1999  (1)          10.000000      12.050408        1,426,332
                              2000               12.050408      10.133785        1,918,845
                              2001               10.133785       8.816622        1,460,260
                              2002                8.816622       5.829032        1,017,666
                              2003                5.829032       7.773747          850,818
      ALGER AMERICAN          2004                7.773747       8.091845          721,114
              GROWTH          2005                8.091845       8.945197          492,213
------------------------------------------------------------------------------------------
                              2000  (2)          10.000000       9.303488          173,612
                              2001                9.303488       8.060562          180,003
                              2002                8.060562       6.178289          175,826
                              2003                6.178289       7.812539          240,172
          DWS EQUITY          2004                7.812539       8.525001          261,285
       500 INDEX VIP          2005                8.525001       8.805092          218,357
------------------------------------------------------------------------------------------

(1) Merged into AIM V.I. Capital Appreciation effective May 1, 2006.



ACCUMULATION UNIT
--------------------------------------------------------------------------------
A unit of measure used to calculate a Contract owner's share of a Sub- Account. Although it is not the same as a mutual fund share, it is similar.

ACCUMULATION UNIT VALUE
--------------------------------------------------------------------------------
The dollar value of an Accumulation Unit in a Sub-Account.


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

40


SUPPLEMENT A
--------------------------------------------------------------------------------


                      Years Ended          Unit Value at    Unit Value at  Number of Units
                      December 31        Beginning of Year   End of Year   at End of Year
                              1999  (1)          10.000000      16.408335          424,862
                              2000               16.408335      13.016406          917,117
                              2001               13.016406       8.541410          682,980
                              2002                8.541410       5.582284          518,002
                              2003                5.582284       7.172911          442,059
             MFS VIT          2004                7.172911       7.994555          381,557
     EMERGING GROWTH          2005                7.994555       8.613305          290,948
--------------------  ------------       -----------------  -------------  ---------------
                              1999  (1)          10.000000      10.298332          842,535
                              2000               10.298332      10.146955        1,119,486
                              2001               10.146955       8.413836          904,649
                              2002                8.413836       6.561334          621,755
                              2003                6.561334       7.907804          500,940
             MFS VIT          2004                7.907804       8.688517          427,981
     INVESTORS TRUST          2005                8.688517       9.200104          341,041
------------------------------------------------------------------------------------------
                              1999  (1)          10.000000       9.641838          234,504
                              2000                9.641838      11.533723          469,721
                              2001               11.533723      12.048048          491,076
                              2002               12.048048      13.977946          529,898
           PIMCO VIT          2003               13.977946      14.328954          327,488
           LONG-TERM          2004               14.328954      15.205885          272,568
     U.S. GOVERNMENT          2005               15.205885      15.713658          264,792
------------------------------------------------------------------------------------------
                              2003  (6)          10.000000      12.954308          743,154
           PUTNAM VT          2004               12.954308      14.851828          619,068
INTERNATIONAL EQUITY          2005               14.851828      16.442064          492,286
------------------------------------------------------------------------------------------
                              2003  (6)          10.000000      12.900631           20,979
          TOUCHSTONE          2004               12.900631      16.270095           71,647
     BARON SMALL CAP          2005               16.270095      17.288375           93,377
------------------------------------------------------------------------------------------
                              1996  (3)          11.687169      12.817847          236,639
                              1997               12.817847      16.905544          921,086
                              1998               16.905544      17.227461        1,527,712
                              1999               17.227461      24.945052        1,194,568
                              2000               24.945052      31.905234        1,027,279
                              2001               31.905234      30.652383          881,434
                              2002               30.652383      23.494879          692,610
                              2003               23.494879      34.138475          596,993
          TOUCHSTONE          2004               34.138475      37.746734          532,389
      MID CAP GROWTH          2005               37.746734      42.942019          447,834
------------------------------------------------------------------------------------------



                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

SUPPLEMENT A
--------------------------------------------------------------------------------


                      Years Ended          Unit Value at    Unit Value at  Number of Units
                      December 31        Beginning of Year   End of Year   at End of Year
                              1999  (1)          10.000000      11.485000           19,113
                              2000               11.485000       9.097565           96,734
                              2001                9.097565      10.246261          118,515
                              2002               10.246261       7.830226          143,326
                              2003                7.830226      11.042983          220,735
          TOUCHSTONE          2004               11.042983      13.721575          256,550
  THIRD AVENUE VALUE          2005               13.721575      15.896354          288,191
------------------------------------------------------------------------------------------
                              2001  (4)          10.000000       8.909627           45,435
                              2002                8.909627       5.759382           34,987
                              2003                5.759382       7.484368          298,611
    TOUCHSTONE EAGLE          2004                7.484368       8.486317          252,193
CAPITAL APPRECIATION          2005                8.486317       8.381147          224,908
------------------------------------------------------------------------------------------
                              1999  (1)          10.000000      10.649017          263,644
                              2000               10.649017      10.197589          221,023
                              2001               10.197589       8.909282          188,348
                              2002                8.909282       6.797592          171,128
          TOUCHSTONE          2003                6.797592       8.843737          173,402
            ENHANCED          2004                8.843737       9.179170          172,849
         DIVIDEND 30          2005                9.179170       8.780363          151,227
------------------------------------------------------------------------------------------
                              1998  (5)          10.000000      10.119923          221,536
                              1999               10.119923      11.484675          503,145
                              2000               11.484675      11.632177          455,261
                              2001               11.632177      11.374653          467,275
                              2002               11.374653       8.231427          365,796
                              2003                8.231427      10.535781          387,270
          TOUCHSTONE          2004               10.535781      11.491128          350,711
          VALUE PLUS          2005               11.491128      11.584083          294,016
------------------------------------------------------------------------------------------
                              1996  (3)          12.490239      14.161478          451,141
                              1997               14.161478      16.749955        1,858,720
                              1998               16.749955      17.758155        2,973,336
                              1999               17.758155      17.957567        2,362,289
                              2000               17.957567      19.874253        1,654,656
                              2001               19.874253      18.573609        1,354,722
                              2002               18.573609      15.594493        1,098,212
                              2003               15.594493      20.439644          945,483
          TOUCHSTONE          2004               20.439644      22.203835          778,247
     GROWTH & INCOME          2005               22.203835      22.315647          620,179
------------------------------------------------------------------------------------------



     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

42


SUPPLEMENT A
--------------------------------------------------------------------------------


              Years Ended          Unit Value at    Unit Value at  Number of Units
              December 3 1       Beginning of Year   End of Year   at End of Year
                      1996  (3)          11.962842      13.782738          266,916
                      1997               13.782738      16.130170        1,153,567
                      1998               16.130170      16.780412        2,142,449
                      1999               16.780412      18.149355        1,713,391
                      2000               18.149355      20.185864        1,376,550
                      2001               20.185864      20.448209        1,199,393
                      2002               20.448209      18.341110          983,569
                      2003               18.341110      22.000680          808,499
  TOUCHSTONE          2004               22.000680      23.797503          702,508
    BALANCED          2005               23.797503      25.034748          567,092
----------------------------------------------------------------------------------
                      1999  (1)          10.000000      9.1861 13          108,456
                      2000               9.1861 13       9.002382          201,564
                      2001                9.002382       9.497443        1,532,122
                      2002                9.497443       9.635371        1,258,428
                      2003                9.635371      11.787491        1,065,235
  TOUCHSTONE          2004               11.787491      12.741712          875,055
  HIGH YIELD          2005               12.741712      12.983441          825,920
----------------------------------------------------------------------------------
                      1996  (3)          11.262524      11.395131          235,025
                      1997               11.395131      12.137441          936,431
                      1998               12.137441      12.960022        1,764,079
                      1999               12.960022      12.623260        1,527,257
                      2000               12.623260      13.602365        1,197,861
                      2001               13.602365      14.473580        1,057,023
                      2002               14.473580      15.413573          915,185
                      2003               15.413573      15.739434          666,800
  TOUCHSTONE          2004               15.739434      16.043333          544,185
   CORE BOND          2005               16.043333      16.096401          423,487
----------------------------------------------------------------------------------
                      2001  (4)          10.000000      10.118290           98,402
                      2002               10.118290      10.142306          200,619
                      2003               10.142306      10.108530          979,915
  TOUCHSTONE          2004               10.108530      10.107306          752,282
MONEY MARKET          2005               10.107306      10.286252          467,338
----------------------------------------------------------------------------------



(1) Sub-Account operations began on May 14, 1999
(2) Sub-Account operations began on May 3, 2000
(3) Sub-Account operations began on February 23, 1995
(4) Sub-Account operations began on May 1, 2001
(5) Sub-Account operations began on May 1, 1998
(6) Sub-Account operations began on May 1, 2003


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

SUPPLEMENT B
--------------------------------------------------------------------------------


FEDERAL INCOME TAX INFORMATION
SECTION 401AND SECTION 403(B) PLANS

Section 401(a) of the Code permits sole proprietorships, partnerships, corporations and certain other organizations operating businesses to establish various types of Qualified Plans (called "Section 401 plans" in this Supplement) for their employees (and, if applicable, those self-employed persons working in the businesses). A Qualified Contract may be purchased to provide benefits to a participant in a Section 401 plan.

Section 403(b) of the Code permits public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code to purchase Qualified Contracts as "tax sheltered annuities" (called "Section 403(b) plans" in this Supplement) for their employees.

The Code places limitations and restrictions on all Section 401 and Section 403(b) plans, but the specific rules set forth in the applicable plan will also affect how the plan works. If the information in the Qualified Plan documents differs from the information in the Qualified Contract or in this Supplement, you should rely on the information in the Qualified Plan documents.

This discussion explains certain federal income tax rules applicable to a Qualified Contract purchased in connection with a Section 401 or a Section 403(b) plan. This discussion assumes at all times that the Contract qualifies as an "annuity contract" and a "Qualified Contract", and that the plan to which it relates qualifies as a "Qualified Plan" under the Code.

TAX TREATMENT OF CONTRIBUTIONS

Other than "after-tax" contributions made by you to a Section 401 plan, contributions to a Section 401 or a Section 403(b) plan generally are NOT included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

TAX TREATMENT OF DISTRIBUTIONS

Except for the special tax treatments described below, any distributions from a Qualified Contract purchased in connection with a Section 401 or Section 403(b) plan generally are included in your (or, if applicable, your beneficiary's) income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

SPECIAL TAX TREATMENT FOR LUMP SUM DISTRIBUTIONS FROM A SECTION 401 PLAN. If you receive (or your beneficiary receives) an amount from a Qualified Contract as part of a distribution from a Section 401 plan, if the distribution qualifies as a lump sum distribution under the Code and if you were born before January 1, 1936, the portion of the distribution that is included in income may be eligible for special tax treatment. Your plan administrator should provide you with information about the tax treatment of a lump sum distribution at the time you receive such a distribution.

Because the provisions of Section 401 plans and Section 403(b) plans vary from plan to plan, you should contact your plan administrator for additional information.


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

44


SUPPLEMENT B
--------------------------------------------------------------------------------

SPECIAL RULES FOR DISTRIBUTIONS THAT ARE ROLLED OVER. In addition, special rules apply to a distribution from a Qualified Contract to you (or your surviving spouse in the event he or she is your beneficiary with respect to the distribution) that relates to a Section 401 or a Section 403(b) plan if such distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

     - To a Traditional IRA under Section 408 of the Code (and the rollover is being made by you or your spouse as beneficiary). A Traditional IRA does not include a Roth IRA, SIMPLE IRA, or Coverdell Education Savings Account (formerly known as an Education IRA).

     -    To another Section 401 plan or a certain kind of annuity plan under
          Section 403(a) of the Code (if the distribution is from a Section 401 plan and the rollover is being made by you).

     - To a Section 403(b) plan (if the distribution is from a Section 403(b) plan and the rollover is being made by you).

     - To an eligible Section 457(b) plan maintained by a governmental employer (governmental 457 plan).

These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a
Section 401 or Section 403(b) plan will be an eligible rollover distribution EXCEPT to the extent:

     - It is part of a series of payments made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary under the plan or for a period of more than ten years.

     -    It is made by reason of a hardship.

     - It is a required minimum distribution under Section 401(a)(9) of the Code as described below.

     - It represents cash dividends paid to you on employer stock held in an employer stock ownership plan.

     - It represents a distribution that is made to correct a failed nondiscrimination test or because legal limits on certain contributions were exceeded.

     - It is the amount of a plan loan that becomes a taxable deemed distribution because of a default.


Required minimum distributions under Section 401(a)(9) of the Code include the following required payments:

     - Except as noted below, minimum payments are required to begin no later than April 1 of the calendar year following the calendar year in which you reach age 701/2.

     - If the plan is a Section 401 plan that is not maintained by certain governmental or church-sponsored organizations and if you are NOT treated under the Code as owning 5% or more of the employer of the applicable plan, minimum distributions are required to begin on the LATER of April 1 of the calendar year following the calendar year in which you reach age 701/2 or the calendar year you terminate employment with the employer.


The administrator of the applicable Section 401 or Section 403(b) plan should provide additional information about these rollover tax rules when a distribution is made.


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

SUPPLEMENT B
--------------------------------------------------------------------------------

SPECIAL RULES FOR DISTRIBUTIONS IN THE FORM OF ANNUITY PAYMENTS. If any distribution is made from a Qualified Contract that relates to a Section 401 or
Section 403(b) plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to your "after-tax" contributions to the Contract (and any other cost basis you have in the Contract). To the extent the payment exceeds such portion, it is includable in income for federal income tax purposes.

The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing your "after-tax" contributions and other cost basis in the Contract that remain in the plan at the time the annuity payments begin by the anticipated number of payments to be made under the Contract. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income for federal income tax purposes.

WITHHOLDING. If any part of a distribution from a Qualified Contract that relates to a Section 401 or a Section 403(b) plan is eligible for rollover, but is not directly rolled over to a Traditional IRA or another eligible employer plan or account pursuant to your election, it is generally subject to mandatory federal income tax withholding at a rate of 20%.

Any taxable part of a distribution from a Qualified Contract that is not eligible for a direct rollover is subject to different withholding rules that are described in the Code. You can generally elect completely out of withholding as to such part.

PENALTY TAX ON WITHDRAWALS

Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     -    A distribution that is made on or after the date you reach age 591/2

     - A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

     -    A distribution that is made on or after your death

     - A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)

     - A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract

     - A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55

     - A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under
          Section 213 of the Code (determined without regard to whether or not you itemize deductions)


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

46


SUPPLEMENT B
--------------------------------------------------------------------------------

     - A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

REQUIRED DISTRIBUTIONS

Distributions from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     - Except as noted below, required distributions to you generally must start by April 1 of the calendar year following the calendar year in which you reach age 701/2.

     - If a Section 401 plan is involved (except for a Section 401 plan maintained by certain governmental or church-sponsored organizations) and you are NOT considered a 5% or more owner of the employer of the plan under the rules of the Code, the required distributions to you generally do not have to start until April 1 of the calendar year following the LATER of the calendar year in which you reach age 701/2 or the calendar year in which you terminate employment with the employer.

     - When distributions are required to be made to you under the Code, they must generally be made over your life (or a period not extending beyond your life expectancy) or over the joint lives (or a period not extending beyond the joint life expectancies) of you and a designated beneficiary under the plan. In general, at least a certain minimum amount, determined under the Code and regulations issued thereunder,must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents should contain such rules.

SPECIAL PROVISIONS

LOANS. Qualified Contracts used for Section 403(b) plans generally allow you to borrow money from such Contracts. In addition, certain Section 401 plans may allow you to borrow money from a Qualified Contract that is used for such plans.

In order to meet the rules of the Code so that such loans are not considered taxable distributions when made, such loans must generally meet the rules listed below:

     - The amount of each loan must generally be a minimum amount as determined under the applicable plan.

     - The interest rate on each loan must be comparable to the rate charged by commercial lenders for similar loans.

     - The loan must be repaid in substantially equal payments made at least quarterly.

     - Generally, you cannot surrender or annuitize the Contract while a loan is outstanding.

     - There may also be restrictions on the maximum time for repaying the loan. The maximum term of any such loan is normally 5 years, except that a longer period may be able to apply to a loan used to purchase your principal residence.


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

SUPPLEMENT B
--------------------------------------------------------------------------------

A Section 403(b) or a Section 401 plan may contain additional or different rules on loans from a Qualified Contract. The administrator of the applicable Section 403(b) or Section 401 plan should be able to provide information about these rules.

WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts from a Qualified Contract used for a Section 401 or Section 403(b) plan to the extent it is attributable to contributions made pursuant to a pre-tax salary reduction agreement or other cash or deferred arrangement. This limit applies in a Qualified Contract used for a Section 403(b) plan only to the extent the withdrawal is attributable to contributions made after December 31, 1988.

If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 591/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under the plan after 1988. In addition, withdrawals for hardship are not eligible for rollover.

In the case of a Section 401 plan, distributions may also be permitted in the event of the plan's termination or when the plan employer sells substantially all of the assets used in a trade or business of the employer or all of the employer's interest is a subsidiary and you continue service with the purchaser of such assets or interest, provided certain conditions are met.

You should consult your own tax advisor about the tax consequences of and rules for a loan or a withdrawal from a Section 401 or Section 403(b) plan.


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

48


SUPPLEMENT C
--------------------------------------------------------------------------------

STATE OF TEXAS OPTIONAL RETIREMENT PROGRAM

The Contract is eligible for the State of Texas Optional Retirement Program
(ORP). Plans established under the Texas ORP will be referred to as "Texas ORP Plans" in this Supplement. Contracts purchased in connection with Texas ORP Plans will be referred to as "ORP Contracts" in this Supplement.

ORP CONTRACTS

ELIGIBLE PARTICIPANTS. An ORP Contract may be purchased to provide benefits to a participant in a Texas ORP Plan. Employees of Texas "state supported institutions of higher education" may direct contributions and transfers to an ORP Contract."State supported institutions of higher education" is defined in
Section 51.351 of Subchapter G of Title 3 of the Higher Education Code of the State of Texas.

EMPLOYER PREMIUMS. Employer premiums are purchase payments applied to the ORP Contract that are attributable to employer contributions other than contributions made through a salary reduction agreement. Employer premiums are subject to vesting under the rules governing Texas ORP Plans.

LOANS. Participants in a Texas ORP Plan are not allowed to borrow money from an ORP Contract.

DISTRIBUTIONS. Distributions of funds from an ORP Contract may only be made upon the occurrence of a "distributable event". Title 8, Chapter 830.105 of the Texas Government Code defines "distributable event" as death, retirement, termination of employment in all public institutions of higher education in Texas, or attainment of age 701/2.

Distributions from an ORP Contract are considered to have begun if:

     - Distributions are made on account of you reaching your required beginning date

     - Before the required beginning date, irrevocable distributions commence over a period permitted and in an annuity form acceptable under
          Section 1.401(a)(9) of the Regulations

SPECIFIC PLAN RULES. The Internal Revenue Code and Texas laws place limitations and restrictions on Texas ORP Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. Because the provisions of Texas ORP Plans vary from plan to plan, you should contact your plan administrator for additional information. If the information in the Texas ORP Plan documents differs from the information in the ORP Contract or in this Supplement, you should rely on the information in the Texas ORP Plan documents.


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

SUPPLEMENT C
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

This discussion explains certain federal income tax rules applicable to an ORP Contract. This discussion assumes at all times that the Contract qualifies as an "annuity contract" under the Code, the Contract qualifies as an "ORP Contract" under Texas law and the plan to which it relates qualifies as a "Texas ORP Plan" under Texas law.

The specific rules related to ORP Contracts and Texas ORP Plans discussed in the previous section, such as the rules on when distributions may be made from an ORP Contract, are applicable in addition to the federal income tax rules discussed in this section.

TAX TREATMENT OF CONTRIBUTIONS

Contributions to a Texas ORP Plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

TAX TREATMENT OF DISTRIBUTIONS

Any distributions from a Texas ORP Plan generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

In addition, special rules apply to a distribution from an ORP Contract if such distribution is properly rolled over in accordance with the provisions of the Code. The administrator of the applicable Texas ORP Plan should provide additional information about these rollover tax rules when a distribution is made.

PENALTY TAX ON WITHDRAWALS

Generally, there is a penalty tax equal to 10% of the portion of any payment from an ORP Contract that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     -    A distribution that is made on or after the date you reach age 591/2

     - A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

     -    A distribution that is made on or after your death

     - A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)

     - A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the ORP Contract


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

50


SUPPLEMENT C
--------------------------------------------------------------------------------

     - A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55

     - A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under
          Section 213 of the Code (determined without regard to whether or not you itemize deductions)

     - A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

REQUIRED DISTRIBUTIONS UNDER THE CODE

Distributions from an ORP Contract must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     - Except as noted below, required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 701/2.

     - If you do not terminate your employment until after age 701/2, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 701/2 or the calendar year in which you terminate employment with the employer.

     - When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents will contain such rules.

WITHDRAWAL LIMITATIONS UNDER THE CODE

The Code limits the withdrawal of amounts from an ORP Contract to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 591/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under a Texas ORP Plan after 1988.

You should consult your own tax advisor about the tax consequences of and rules for a withdrawal from a Texas ORP Plan.


                                     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                      PAGE

General . . . . . . . . . . . . . . . . . . . . . .      3

Safekeeping Of Assets . . . . . . . . . . . . . . .      3

Distribution Of The Contracts . . . . . . . . . . .      3

Sub-Account Performance . . . . . . . . . . . . . .      4

Sub-Account Accumulation Unit Values. . . . . . . .      6

Fixed Account Value . . . . . . . . . . . . . . . .      7

Fixed Annuity Income Payments . . . . . . . . . . .      7

Qualification As An "Annuity Contract". . . . . . .      8

Independent Registered Public Accounting Firm . . .     10

Financial Statements. . . . . . . . . . . . . . . .     10


     TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

NOTES
--------------------------------------------------------------------------------

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

SEPARATE ACCOUNT 1

TOUCHSTONE GOLD VARIABLE ANNUITY

FLEXIBLE PURCHASE PAYMENT DEFERRED

VARIABLE ANNUITY CONTRACTS

----------------------------
STATEMENT OF ADDITIONAL INFORMATION


May 1, 2006


----------------------------



This Statement of Additional Information is not a prospectus, but contains information in addition to that set forth in the current prospectus dated May 1, 2006 (the "Prospectus") for certain variable annuity contracts ("Contracts") offered by Western-Southern Life Assurance Company ("WSLAC") through its Separate Account 1 ("SA1"), and should be read in conjunction with the Prospectus. Unless otherwise noted, the terms used in this Statement of Additional Information have the same meanings as those set forth in the Prospectus.


A copy of the Prospectus may be obtained by calling the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or by written request to WSLAC at P.O. Box 2850, Cincinnati, Ohio 45201-2850.





FORM 7135 (5/06)

 TABLE OF CONTENTS
 OF
 STATEMENT OF ADDITIONAL INFORMATION

                                                                          Page

 General                                                                  3

 Safekeeping of Assets                                                    3

 Distribution of the Contracts                                            3

 Sub-Account Performance                                                  4

 Sub-Account Accumulation Unit Values                                     6

 Fixed Account Value                                                      7

 Fixed Annuity Income Payments                                            7

 Qualification as an "Annuity Contract"                                   8

 Independent Registered Public Accounting Firm                            10

 Financial Statements                                                     10

GENERAL

Except as otherwise indicated herein, all capitalized terms shall have the meanings assigned to them in the Prospectus.

WSLAC is subject to regulation by the Ohio Department of Insurance, which periodically examines its financial condition and operations. WSLAC also is subject to the insurance laws and regulations of all jurisdictions in which it offers Contracts. Copies of the Contract have been filed with, and, where required, approved by insurance regulators in those jurisdictions. WSLAC must submit annual statements of its operations, including financial statements, to such state insurance regulators so that they may determine solvency and compliance with applicable state insurance laws and regulations.

WSLAC and SA1 have filed a Registration Statement regarding the Contracts with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933. The Prospectus and this Statement of Additional Information do not contain all of the information in the Registration Statement.


SAFEKEEPING OF ASSETS

The assets of SA1 are held by WSLAC, separate from WSLAC's general account assets and any other separate accounts that WSLAC has or will establish. WSLAC maintains records of all purchases and redemptions of the interests in the Funds held by the Sub-Accounts. WSLAC maintains fidelity bond coverage for the acts of its officers and employees.


DISTRIBUTION OF THE CONTRACTS

As disclosed in the Prospectus, the Contracts are distributed through Touchstone Securities, Inc. (the "Distributor"), which is a wholly-owned subsidiary of IFS Financial Services, Inc. ("IFS"). IFS is a wholly-owned subsidiary of WSLAC. The Distributor is a member of the National Association of Securities Dealers, Inc. The offering of the Contracts is continuous, and WSLAC does not anticipate discontinuing offering the Contracts, although it reserves the right to do so.

Sales commissions attributable in part to the Touchstone Gold Variable Annuity Contracts and paid by WSLAC to the Distributor and amounts retained by the Distributor are shown below for the periods indicated.



                                                                                                 Amounts
 Period                                            Sales Commissions Paid        Retained by Distributor

 For the year ended December 31, 2003                          $1,001,722                       $115,633
 For the year ended December 31, 2004                          $1,068,632                       $130,308
 For the year ended December 31, 2005                            $742,704                        $79,339


SUB-ACCOUNT PERFORMANCE

MONEY MARKET YIELD

WSLAC may quote or advertise the yield of the money market Sub-Account in accordance with rules and regulations adopted by the Securities and Exchange Commission. The Company computes the money market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the underlying money market Fund, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD  = (BASE PERIOD RETURN/7) *365
         Where:
         BASE PERIOD RETURN = The percentage (or net) change in the Accumulation Unit Value for the money market ("AUV") over a 7-day period determined as follows:

  AUV at end of 7-day period - AUV at beginning of 7-day period
  -------------------------------------------------------------
               AUV at beginning of 7-day period

Because the Net Asset Value of the money market Fund rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the money market Sub-Account (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Sub-Account over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the money market Sub-Account of the Separate Account will be lower than the yield for the underlying money market Fund or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the money market Sub-Account for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD  =  [(BASE PERIOD RETURN + 1)^365/7] - 1

The yield on amounts held in the money market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The money market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying money market Fund or substitute funding vehicle, the types and quality of portfolio securities held by the underlying money market Fund or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of Surrender Charges or Contract Maintenance Charges that may be applicable on surrender of a Contract.

TOTAL RETURN

The performance of the Sub-Accounts may be quoted or advertised by WSLAC in various ways. All performance information supplied by WSLAC in advertising is based upon historical results of the Sub-Accounts and the underlying funds and is not intended to indicate future performance. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an Accumulation Unit and total returns fluctuate in response to market conditions, interest rates and other factors.

Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula:

P (1 + T)n = ERV where:
         P         =       a hypothetical initial purchase payment of $1,000
         T         =       average annual total return
         n         =       number of years and/or portion of a year
         ERV       =       ending redeemable value of a hypothetical initial
                           purchase payment of $1,000 at the end of the applicable period

While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that any Sub-Account's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any Sub-Account.

Average annual total return is calculated as required by applicable regulations. In addition to average annual total returns, a Sub-Account may quote cumulative total returns reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.

"Total return" or "average annual total return" quoted in advertising reflects all aspects of a Sub-Account's return, including the effect of reinvestment by the Sub-Account of income and capital gain distributions and any change in the Sub-Account's value over the applicable period. Such quotations reflect administrative charges and risk charges. Since the Contract is intended as a long-term investment, total return calculations will assume that no partial withdrawals from the hypothetical Contract occurred during the applicable period, but that a Surrender Charge and a Contract Maintenance Charge would be incurred upon the hypothetical withdrawal at the end of the applicable period.

Any total return quotation provided for a Sub-Account should not be considered as representative of the performance of the Sub-Account in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying fund in which the Sub-Account invests, but also on changes in the current value of such securities and on changes in the expenses of the Sub-Account and the underlying fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Sub-Account to total returns published for other investment companies or other investment vehicles.

WSLAC may advertise examples of the effects of dollar cost averaging, whereby a Contract owner periodically invests a fixed dollar amount in a Sub-Account, thereby purchasing fewer Accumulation Units when prices are high and more Accumulation Units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract owner's average cost per Accumulation Unit can be lower than if fixed numbers of Accumulation Units had been purchased at the same intervals or if the same total amount of money were put into the Contract all at one point in time. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing Accumulation Units during periods of low price levels.

Performance information for any Sub-Account may be compared, in reports to Contract owners and in advertising, to stock indices, other variable annuity separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable annuities and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

SUB-ACCOUNT ACCUMULATION UNIT VALUES

In this discussion, the term Valuation Period means the period of time beginning at the close of trading on the New York Stock Exchange (NYSE) on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a)  equals:

          (1) the net asset value per share of the underlying fund at the end of the current Valuation Period, plus

          (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

          (3) a per share charge or credit for any taxes reserved, which are determined by WSLAC to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

     (b) is the net asset value per share of the corresponding underlying fund determined at the end of the immediately preceding Valuation Period; and

     (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual Mortality and Expense Risk Charge and the annual Contract Administration Charge.

FIXED ACCOUNT VALUE

Fixed Account Value is calculated on a daily basis by the following formula:

PP + XFT + I - XFF - WD = FAV where
         PP       =        the sum of all purchase payments allocated to the
                           Fixed Account
         XFT      =        any amount transferred to the Fixed Account from a
                           Sub-Account
         I        =        interest credited by WSLAC to the Fixed Account
         XFF      =        any amounts transferred from the Fixed Account to a
                           Sub-Account
         WD       =        any amounts withdrawn for charges or deductions, or
                           in connection with any surrenders or partial withdrawals




FIXED ANNUITY INCOME PAYMENTS

The Contracts provide only for fixed annuity payment options. The amount of such payments is calculated by applying the Surrender Value at annuitization, less any applicable premium tax, to the income payment rates for the income payment option selected.

Annuity payments will be the larger of:

o the income based on the rates shown in the Contract's Annuity Tables for the income payment option chosen; and

o the income calculated by applying the proceeds as a single premium at WSLAC's current rates in effect on the date of the first annuity payment for the same option.

Annuity payments under any of the income payment options will not vary in dollar amount and will not be affected by the future investment performance of the Variable Account.

QUALIFICATION AS AN "ANNUITY CONTRACT"

For the Contract to be treated as an "annuity contract" under the Code, the Contract must meet certain requirements under the Code. The following sections discuss various matters that might affect the Contract's status as an "annuity contract".

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of all variable annuity contracts. The Code generally provides that a variable contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. The Code contains a safe harbor provision which provides that variable contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, (1) the underlying assets meet the diversification standards prescribed elsewhere in the Code for an entity to be classified as a regulated investment company and (2) no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

In March 1989, the Treasury Department issued regulations that established diversification requirements for the investment portfolios such as the Funds underlying variable contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described in Section 817(h) of the Code. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the investment portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the investment portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the investment portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the investment portfolio is represented by any four investments.

The Sub-Accounts, through each of the Funds, intends to comply with the diversification requirements of the Code and the regulations. The Funds have agreed to comply with such requirements.

EXCESSIVE CONTROL

The Treasury Department has from time to time suggested that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., the owner is able to transfer values among Sub-Accounts with only limited restrictions). If a variable contract is not treated as an annuity contract, the owner of such contract would be considered the owner of the assets of a separate account, and income and gains from that account would be included each year in the owner's gross income. No such guidelines have been issued to date.

The issuance of such guidelines, or regulations or rulings dealing with excessive control issues, might require the Company to impose limitations on an owner's right to transfer all or part of the Contract Value among the Sub-Accounts and the Fixed Account or to make other changes in the Contract as necessary to attempt to prevent an owner from being considered the owner of any assets of a Sub-Account. The Company therefore reserves the right to make such changes. It is not known whether any such guidelines, regulations or rulings, if adopted, would have retroactive effect.

REQUIRED DISTRIBUTIONS

Additionally, in order to qualify as an annuity contract under the Code, a Non-Qualified Contract must meet certain requirements regarding distributions in the event of the death of the owner. In general, if the owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to provisions of the Code. Upon the death of an owner prior to commencement of annuity payments, (1) the amounts accumulated under a Contract must be distributed within five years, or (2) if distributions to a designated beneficiary within the meaning of Section 72 of the Code begin within one year of the owner's death, distributions are permitted over a period not extending beyond the life (or life expectancy) of the designated beneficiary.

The above rules are modified if the designated beneficiary is the surviving spouse. The surviving spouse is not required to take distributions from the Contract under the above rules as a beneficiary and may continue the Contract and take distributions under the above rules as if the surviving spouse were the original owner. If distributions have begun prior to the death of the owner, such distributions must continue at least as rapidly as under the method in effect at the date of the owner's death (unless the method in effect provides that payments cease at the death of the owner).

For Qualified Contracts issued in connection with tax-qualified plans and traditional individual retirement annuities, the plan documents and rules will determine mandatory distribution rules. However, under the Code, distributions from Contracts issued under Qualified Plans (other than traditional and Roth individual retirement annuities and certain governmental or church-sponsored Qualified Plans) for employees who are not 5% owners of the sponsoring employer generally must commence no later than April 1 of the calendar year following the calendar year in which the employee terminates employment or the calendar year in which he or she reaches age 70 1/2, whichever is later. Such distributions must be made over a period that does not exceed the life expectancy of the employee or the joint life and last survivor expectancy of the employee and a designated beneficiary. Distributions from Contracts issued under traditional individual retirement annuities (but not Roth IRAs) or to 5% owners of the sponsoring employer from Contracts issued under Qualified Plans (other than certain governmental or church-sponsored Qualified Plans) must commence by April 1 of the calendar year after the calendar year in which the individuals reach age 70 1/2 even if they have not terminated employment. A penalty tax of 50% may be imposed on any amount by which the required minimum distribution in any year exceeds the amount actually distributed.

If the Contract is a Qualified Contract issued in connection with a traditional individual retirement annuity, a SIMPLE account, or a plan which qualifies under Sections 403(b), 408 or 457 of the Code, the Company will send a notice to the owner when the owner or Annuitant, as applicable, reaches age 70 1/2. The notice will summarize the required minimum distribution rules and advise the owner of the date that such distributions must begin from the Qualified Contract or other traditional individual retirement annuities of the owner. The owner has sole responsibility for requesting distributions under the Qualified Contract or other traditional individual retirement annuities (to the extent permitted by the Code) that will satisfy the minimum distribution rules. In the case of a distribution from a Qualified Contract issued under a plan which qualifies under
Section 401 of the Code, the Company will not send a notice when the owner or Annuitant, as applicable, reaches age 70 1/2, and the owner (or the employer sponsoring the Qualified Plan) has sole responsibility for requesting distributions under the Qualified Contract that will satisfy the minimum distribution rules.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of Western-Southern Life Assurance Company Separate Account 1 and Western-Southern Life Assurance Company (statutory-basis) at December 31, 2005 and 2004, and for the periods then ended, appearing in this statement of additional information and registration statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.







FINANCIAL STATEMENTS


The following financial statements for Western-Southern Life Assurance Company Separate Account 1 at and for the fiscal periods indicated are attached hereto:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities as of December 31, 2005.

3. Statements of Operations and Changes in Net Assets for the years ended December 31, 2005 and 2004.

4.   Notes to Financial Statements.

The following statutory-basis financial statements for Western-Southern Life Assurance Company at and for the fiscal periods indicated are attached hereto:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statutory-basis Balance Sheets as of December 31, 2005 and 2004.

3. Statutory-basis Statements of Operations for the years ended December 31, 2005 and 2004.

4. Statutory-basis Statements of Changes in Capital and Surplus for the years ended December 31, 2005 and 2004.

5. Statutory-basis Statements of Cash Flows for the years ended December 31, 2005 and 2004.

6.   Notes to statutory-basis Financial Statements.

FINANCIAL STATEMENTS

Western - Southern Life Assurance Company Separate Account 1

YEAR ENDED DECEMBER 31, 2005 WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                     Western-Southern Life Assurance Company
                               Separate Account 1

                              Financial Statements

                          Year Ended December 31, 2005

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................   1

Audited Financial Statements

Statements of Assets and Liabilities ......................................   2
Statements of Operations and Changes in Net Assets for the
Year ended December 31, 2005 ..............................................   4
Statements of Operations and Changes in Net Assets for the
Year ended December 31, 2004 ..............................................   6
Notes to Financial Statements .............................................   8

             Report of Independent Registered Public Accounting Firm

The Contractholders of Western-Southern Life Assurance Company Separate Account 1 and the Board of Directors of Western-Southern Life Assurance Company

We have audited the accompanying statements of assets and liabilities of Western-Southern Life Assurance Company Separate Account 1 (the Account), comprised of the sub-accounts listed in Note 2 to the financial statements, as of December 31, 2005, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2005, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Western-Southern Life Assurance Company Separate Account 1 at December 31, 2005, and the results of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                          /s/ Ernst & Young, LLP

Cincinnati, Ohio
April 7, 2006

           Western-Southern Life Assurance Company Separate Account 1

                      Statements of Assets and Liabilities

                                December 31, 2005


                                                           AIM Variable                 The Alger American
                                                      Insurance Funds, Inc.                    Fund
                                                      (unaffiliated issuer)           (unaffiliated issuer)
                                                    --------------------------    ------------------------------
                                                                      V.I.
                                                                   Government         Small
                                                    V.I. Growth    Securities     Capitalization       Growth
                                                       Fund           Fund          Portfolio         Portfolio
                                                    Sub-Account    Sub-Account     Sub-Account       Sub-Account
                                                    --------------------------    ------------------------------
Assets
   Investments in securities of unaffiliated
    issuers, at fair value (cost $3,715,805;
    $810,164; $1,888,689; $4,278,206;
    $1,722,367; $2,969,377; $3,278,691;
    $4,499,155)                                     $ 4,074,443    $   777,668    $    2,592,505     $ 4,796,607
                                                    --------------------------    ------------------------------
         Total invested assets                        4,074,443        777,668         2,592,505       4,796,607

Other assets (liabilities)                                   17             (2)                2               9
                                                    --------------------------    ------------------------------

Net assets                                          $ 4,074,460    $   777,666    $    2,592,507     $ 4,796,616
                                                    ==========================    ==============================
Units Outstanding (000s)
   Touchstone Gold                                          597             50               260             492
   Touchstone Select - Death Benefit Option 1                18             11                 9              16
   Touchstone Select - Death Benefit Option 2                21              1                10              21
   Touchstone Select - Death Benefit Option 3                 8              1                 2               7

Unit Value
   Touchstone Gold                                  $      6.33    $     12.40    $         9.24     $      8.95
   Touchstone Select - Death Benefit Option 1       $      6.33    $     12.40    $         9.24     $      8.95
   Touchstone Select - Death Benefit Option 2       $      6.29    $     12.32    $         9.18     $      8.89
   Touchstone Select - Death Benefit Option 3       $      6.25    $     12.24    $         9.12     $      8.83

                                                   Scudder Asset
                                                    Management                                            PIMCO
                                                     VIT Fund             MFS Variable                  Variable
                                                   (unaffiliated         Insurance Trust             Insurance Trust
                                                      issuer)         (unaffiliated issuer)       (unaffiliated issuer)
                                                   -------------   ---------------------------    ---------------------
                                                                    Emerging
                                                                     Growth        Investors
                                                                     Series       Trust Series          Long-Term
                                                    Equity 500      - Initial      - Initial         U.S. Government
                                                    Index Fund        Class          Class           Bond Portfolio
                                                    Sub-Account    Sub-Account    Sub-Account          Sub-Account
                                                   -------------   ---------------------------    ---------------------
Assets
   Investments in securities of unaffiliated
    issuers, at fair value (cost $3,715,805;
    $810,164; $1,888,689; $4,278,206;
    $1,722,367; $2,969,377; $3,278,691;
    $4,499,155)                                     $ 2,039,573    $ 2,815,030    $  3,337,877         $ 4,422,914
                                                    -----------    ---------------------------         -----------
         Total invested assets                        2,039,573      2,815,030       3,337,877           4,422,914

Other assets (liabilities)                                    4             --            (441)            (12,848)
                                                    -----------    ---------------------------         -----------

Net assets                                          $ 2,039,577    $ 2,815,030    $  3,337,436         $ 4,410,066
                                                    ===========    ===========================         ===========

Units Outstanding (000s)
   Touchstone Gold                                          218            291             341                 265
   Touchstone Select - Death Benefit Option 1                 2             16              10                  12
   Touchstone Select - Death Benefit Option 2                10             13               5                   3
   Touchstone Select - Death Benefit Option 3                 2              7               7                   1

Unit Value
   Touchstone Gold                                  $      8.81    $      8.61    $       9.20         $     15.71
   Touchstone Select - Death Benefit Option 1       $      8.81    $      8.61    $       9.20         $     15.71
   Touchstone Select - Death Benefit Option 2       $      8.76    $      8.56    $       9.14         $     15.61
   Touchstone Select - Death Benefit Option 3       $      8.71    $      8.50    $       9.08         $     15.51


    SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

                      Statements of Assets and Liabilities

                                December 31, 2005


                                               Putnam Variable
                                               Trust - Class IB                          Touchstone Variable
                                                (unaffiliated                                Series Trust
                                                   issuer)                               (affiliated issuer)
                                               ----------------  ------------------------------------------------------------------
                                                                                                            Eagle
                                                                    Baron       Emerging       Third        Capital      Enhanced
                                                 International      Small        Growth       Avenue      Appreciation   Dividend
                                                  Equity Fund     Cap Fund        Fund      Value Fund        Fund        30 Fund
                                                  Sub-Account    Sub-Account   Sub-Account  Sub-Account   Sub-Account   Sub-Account
                                               ----------------  ------------------------------------------------------------------
Assets
   Investments in securities of unaffiliated
    issuers, at fair value (cost $5,942,914)      $ 8,699,645    $        --   $        --  $        --   $         --  $        --

   Investments in securities of affiliated
    issuers, at fair value (cost $1,382,978;
    $21,301,019; $3,531,110; $1,611,168;
    $1,287,945; $3,102,135; $13,931,854;
    $13,211,597; $10,646,602; $7,363,428;
    $5,091,944)                                            --      1,614,356    20,382,548    4,785,078      1,884,977    1,388,126
                                                  -----------    ------------------------------------------------------------------
         Total invested assets                    $ 8,699,645      1,614,356    20,382,548    4,785,078      1,884,977    1,388,126

Other assets (liabilities)                                  1             (2)          191           (1)             3           (3)
                                                  -----------    ------------------------------------------------------------------

Net assets                                        $ 8,699,646    $ 1,614,354   $20,382,739  $ 4,785,077   $  1,884,980  $ 1,388,123
                                                  ===========    ==================================================================

Units Outstanding (000s)
   Touchstone Gold                                        492             93           448          288            225          151
   Touchstone Select - Death Benefit Option 1               8             --            12            6             --            2
   Touchstone Select - Death Benefit Option 2              14             --            25            6             --            4
   Touchstone Select - Death Benefit Option 3              15             --            10            1             --            1

Unit Value
   Touchstone Gold                                $     16.44    $     17.29   $     42.94  $     15.90   $       8.38  $      8.78
   Touchstone Select - Death Benefit Option 1     $     16.44    $        --   $     24.47  $     15.90   $         --  $      8.78
   Touchstone Select - Death Benefit Option 2     $     16.40    $        --   $     24.28  $     15.79   $         --  $      8.72
   Touchstone Select - Death Benefit Option 3     $     16.36    $        --   $     24.09  $     15.69   $         --  $      8.67

                                                                                Touchstone Variable
                                                                                   Series Trust
                                                                                (affiliated issuer)
                                                 ---------------------------------------------------------------------------------
                                                                Growth &                                                  Money
                                                 Value Plus      Income       Balanced     High Yield     Core Bond      Market
                                                    Fund          Fund          Fund          Fund          Fund          Fund
                                                 Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                                 ---------------------------------------------------------------------------------
Assets
Investments in securities of unaffiliated
    issuers, at fair value (cost $5,942,914)     $        --   $        --   $        --   $        --   $        --   $        --

Investments in securities of affiliated
    issuers, at fair value (cost $1,382,978;
    $21,301,019; $3,531,110; $1,611,168;
    $1,287,945; $3,102,135; $13,931,854;
    $13,211,597; $10,646,602; $7,363,428;
    $5,091,944)                                    3,570,024    14,527,684    15,199,337    11,232,841     7,261,788     5,091,944
                                                 ---------------------------------------------------------------------------------
         Total invested assets                     3,570,024    14,527,684    15,199,337    11,232,841     7,261,788     5,091,944

Other assets (liabilities)                                 3           (13)           (7)            4             4       (22,694)
                                                 ---------------------------------------------------------------------------------

Net assets                                       $ 3,570,027   $14,527,671   $     15,19   $11,232,845   $ 7,261,792   $ 5,069,250
                                                 =================================================================================

Units Outstanding (000s)
   Touchstone Gold                                       294           620           567           826           423           467
   Touchstone Select - Death Benefit Option 1              3            13            20             4             2             2
   Touchstone Select - Death Benefit Option 2              9            22            26            16            15            11
   Touchstone Select - Death Benefit Option 3              2            21            21            20            18            13

Unit Value
   Touchstone Gold                               $     11.58   $     22.32   $     25.03   $     12.98   $     16.10   $     10.29
   Touchstone Select - Death Benefit Option 1    $     11.58   $     12.50   $     15.05   $     12.98   $     13.09   $     10.15
   Touchstone Select - Death Benefit Option 2    $     11.50   $     12.40   $     14.93   $     12.90   $     12.99   $     10.12
   Touchstone Select - Death Benefit Option 3    $     11.41   $     12.30   $     14.82   $     12.82   $     12.88   $     10.09


    SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

               Statements of Operations and Changes in Net Assets

                          Year Ended December 31, 2005


                                                                    AIM V.I.     Alger American      Alger      Scudder VIT
                                                      AIM V.I.     Government        Small         American     Equity 500
                                                       Growth      Securities    Capitalization     Growth         Index
                                                     Sub-Account   Sub-Account    Sub-Account     Sub-Account   Sub-Account
                                                     -----------   -----------   --------------   -----------   -----------
Income:
   Dividends                                         $        --   $    25,266   $           --   $    12,708   $    34,529
   Miscellaneous income (loss)                              (493)           (4)             136          (511)        1,125

Expenses:
   Mortality and expense risk, and
   administrative charge                                  60,408        12,663           32,738        71,408        28,974
                                                     ----------------------------------------------------------------------

   Net investment income (loss)                          (60,901)       12,599          (32,602)      (59,211)        6,680
                                                     ----------------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                       1,569,354        (2,774)         542,861     1,295,780       (99,092)

   Realized gain distributions                                --            --               --            --            --
   Realized gain (loss) on sale of fund shares        (1,273,702)       (7,613)        (165,140)     (766,800)      157,401
                                                     ----------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                        295,652       (10,387)         377,721       528,980        58,309
                                                     ----------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       234,751         2,212          345,119       469,769        64,989
                                                     ----------------------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                142,692        44,408          140,536       118,203        48,222

   Net transfers between subaccounts and/or
   fixed account                                        (136,822)      (78,138)         (69,282)     (172,145)        9,097

   Withdrawals and surrenders                         (1,396,943)     (311,638)        (431,841)   (2,072,229)     (440,306)

   Contract maintenance charge                            (5,377)       (1,018)          (2,505)       (7,327)       (1,884)
                                                     ----------------------------------------------------------------------
Net increase (decrease) from contract
   owners activity                                    (1,396,450)     (346,386)        (363,092)   (2,133,498)     (384,871)
                                                     ----------------------------------------------------------------------

Net increase (decrease) in net assets                 (1,161,699)     (344,174)         (17,973)   (1,663,729)     (319,882)

Net assets, at beginning of year                       5,236,159     1,121,840        2,610,480     6,460,345     2,359,459
                                                     ----------------------------------------------------------------------

Net assets, at end of year                           $ 4,074,460   $   777,666   $    2,592,507   $ 4,796,616   $ 2,039,577
                                                     ======================================================================

                                                       MFS VIT
                                                      Emerging       MFS VIT                     Putnam VT
                                                       Growth       Investors    PIMCO Long-   International
                                                       Series        Trust -      Term U.S.      Equity -
                                                       Initial       Initial     Government        Class
                                                        Class         Class         Bond            IB
                                                     Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                                     -----------   -----------   -----------   -------------
Income:
   Dividends                                         $        --   $    19,840   $   287,571   $     138,023
   Miscellaneous income (loss)                              (274)         (257)         (306)            (19)

Expenses:
   Mortality and expense risk, and
   administrative charge                                  39,596        48,005        61,221         120,857
                                                     -------------------------------------------------------

   Net investment income (loss)                          (39,870)      (28,422)      226,044          17,147
                                                     -------------------------------------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                       1,188,816       418,690       (92,040)        213,809

   Realized gain distributions                                --            --            --              --

   Realized gain (loss) on sale of fund shares          (955,800)     (194,459)       11,861         642,918
                                                     -------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                        233,016       224,231       (80,179)        856,727
                                                     -------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       193,146       195,809       145,865         873,874
                                                     -------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                101,871        84,474       981,038         249,408

   Net transfers between subaccounts and/or
   fixed account                                         (94,237)      240,744       147,002        (345,691)

   Withdrawals and surrenders                           (785,817)   (1,136,748)   (1,250,249)     (2,061,562)

   Contract maintenance charge                            (4,608)       (4,384)       (3,843)         (9,321)
                                                     -------------------------------------------------------
Net increase (decrease) from contract
   owners activity                                      (782,791)     (815,914)     (126,052)     (2,167,166)
                                                     -------------------------------------------------------

Net increase (decrease) in net assets                   (589,645)     (620,105)       19,813      (1,293,292)

Net assets, at beginning of year                       3,404,675     3,957,541     4,390,253       9,992,938
                                                     -------------------------------------------------------

Net assets, at end of year                           $ 2,815,030   $ 3,337,436   $ 4,410,066   $  8,699,646
                                                     =======================================================

                                                       Touchstone      Touchstone
                                                       Baron Small      Emerging
                                                           Cap           Growth
                                                       Sub-Account     Sub-Account
                                                       -----------     -----------
Income:
   Dividends                                           $        --     $        --
   Miscellaneous income (loss)                              (1,513)         (3,613)

Expenses:
   Mortality and expense risk, and
   administrative charge                                    18,968         269,891
                                                       ---------------------------

   Net investment income (loss)                            (20,481)       (273,504)
                                                       ---------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                            49,364      (2,833,163)

   Realized gain distributions                                  --       5,494,653

   Realized gain (loss) on sale of fund shares              60,980         153,614
                                                       ---------------------------
Net realized and unrealized gain (loss)
   on investments                                          110,344       2,815,104
                                                       ---------------------------
Net increase (decrease) in net assets resulting
   from operations                                          89,863       2,541,600
                                                       ---------------------------

Contract owners activity:
   Payments received from contract owners                  487,832       1,162,413

   Net transfers between subaccounts and/or
   fixed account                                            20,421        (439,852)

   Withdrawals and surrenders                             (148,388)     (4,432,534)

   Contract maintenance charge                              (1,087)        (21,788)
                                                       ---------------------------
Net increase (decrease) from contract
   owners activity                                         358,778      (3,731,761)
                                                       ---------------------------

Net increase (decrease) in net assets                      448,641      (1,190,161)

Net assets, at beginning of year                         1,165,713      21,572,900
                                                       ---------------------------

Net assets, at end of year                             $ 1,614,354     $20,382,739
                                                       ===========================


    SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

                          Year Ended December 31, 2005


                                                     Touchstone     Touchstone
                                                        Third         Eagle       Touchstone                  Touchstone
                                                       Avenue        Capital       Enhanced     Touchstone     Growth &
                                                        Value      Appreciation   Dividend 30   Value Plus      Income
                                                     Sub-Account   Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                                     -----------   ------------   -----------   -----------   -----------
Income:
   Dividends                                         $   122,034   $      1,699   $        (3)  $        --   $        --
   Miscellaneous income (loss)                              (304)          (728)         (350)         (322)       (1,220)

Expenses:
   Mortality and expense risk, and
   administrative charge                                  55,446         27,025        19,979        51,309       214,992
                                                     --------------------------------------------------------------------

   Net investment income (loss)                           66,284        (26,054)      (20,332)      (51,631)     (216,212)
                                                     --------------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                         259,385       (147,066)      (22,836)      107,323      (489,864)

   Realized gain distributions                               358             --            --            --       767,748

   Realized gain (loss) on sale of fund shares           286,530        146,026       (26,110)      (37,785)      (29,877)
                                                     --------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                        546,273         (1,040)      (48,946)       69,538       248,007
                                                     --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       612,557        (27,094)      (69,278)       17,907        31,795
                                                     --------------------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                689,853        243,745        47,639       111,034       286,887

   Net transfers between subaccounts and/or
   fixed account                                         273,054        (23,058)        6,644       (48,363)       75,088

   Withdrawals and surrenders                           (506,492)      (446,679)     (255,709)     (775,573)   (4,069,839)

   Contract maintenance charge                            (3,589)        (2,119)       (1,602)       (3,610)      (15,004)
                                                     --------------------------------------------------------------------
Net increase (decrease) from contract
   owners activity                                       452,826       (228,111)     (203,028)     (716,512)   (3,722,868)
                                                     --------------------------------------------------------------------

Net increase (decrease) in net assets                  1,065,383       (255,205)     (272,306)     (698,605)   (3,691,073)

Net assets, at beginning of year                       3,719,694      2,140,185     1,660,429     4,268,632    18,218,744
                                                     --------------------------------------------------------------------

Net assets, at end of year                           $ 4,785,077   $  1,884,980   $ 1,388,123   $ 3,570,027   $14,527,671
                                                     ====================================================================

                                                                    Touchstone
                                                     Touchstone     High Yield   Touchstone     Touchstone
                                                      Balanced         Bond       Core Bond    Money Market
                                                     Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                                     -----------   -----------   -----------   ------------
Income:
   Dividends                                         $   163,810   $        --   $        --   $    198,162
   Miscellaneous income (loss)                            (2,619)         (319)         (790)        (1,369)

Expenses:
   Mortality and expense risk, and
   administrative charge                                 217,537       156,137       110,116         86,567
                                                     ------------------------------------------------------

   Net investment income (loss)                          (56,346)     (156,456)     (110,906)       110,226
                                                     ------------------------------------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                        (549,137)       80,035       238,132              3

   Realized gain distributions                           724,378            --            --             --

   Realized gain (loss) on sale of fund shares           650,562       303,143      (101,444)            --
                                                     ------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                        825,803       383,178       136,688              3
                                                     ------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       769,457       226,722        25,782        110,229
                                                     ------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                720,362       794,612       248,486        108,350

   Net transfers between subaccounts and/or
   fixed account                                          60,490     1,109,682        72,133       (753,732)

   Withdrawals and surrenders                         (4,213,205)   (2,672,745)   (2,384,657)    (2,316,729)

   Contract maintenance charge                           (13,941)      (10,311)       (7,469)        (4,557)
                                                     ------------------------------------------------------
Net increase (decrease) from contract
   owners activity                                    (3,446,294)     (778,762)   (2,071,507)    (2,966,668)
                                                     ------------------------------------------------------

Net increase (decrease) in net assets                 (2,676,837)     (552,040)   (2,045,725)    (2,856,439)

Net assets, at beginning of year                      17,876,167    11,784,885     9,307,517      7,925,689
                                                     ------------------------------------------------------

Net assets, at end of year                           $15,199,330   $11,232,845   $ 7,261,792   $  5,069,250
                                                     ======================================================


    SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

               Statements of Operations and Changes in Net Assets

                          Year Ended December 31, 2004


                                                                                                                Scudder VIT
                                                                    AIM V.I.     Alger American      Alger        Equity
                                                      AIM V.I.     Government        Small         American         500
                                                       Growth      Securities    Capitalization     Growth         Index
                                                     Sub-Account   Sub-Account    Sub-Account     Sub-Account   Sub-Account
                                                     -----------   -----------   --------------   -----------   -----------
Income:
   Dividends                                         $        --   $    42,435   $           --   $        --   $    24,474
   Miscellaneous income (loss)                              (627)         (105)            (130)         (792)        1,749

Expenses:
   Mortality and expense risk, and
   administrative charge                                  72,997        18,133           34,090        91,911        29,408
                                                     ----------------------------------------------------------------------

   Net investment income (loss)                          (73,624)       24,198          (34,220)      (92,704)       (3,184)
                                                     ----------------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                       1,800,855       (10,093)         737,511     1,441,535       101,035

   Realized gain distributions                                --            --               --            --            --

   Realized gain (loss) on sale of fund shares        (1,395,879)        1,710         (365,454)   (1,118,776)      103,508
                                                     ----------------------------------------------------------------------
Net realized and unrealized gain
   (loss) on investments                                 404,976        (8,383)         372,057       322,758       204,543
                                                     ----------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                             331,352        15,815          337,837       230,055       201,359
                                                     ----------------------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                 84,642        77,553          123,401       346,502       286,194

   Net transfers between subaccounts
   and/or fixed account                                  (40,051)     (238,453)         (75,189)     (104,680)      241,735

   Withdrawals and surrenders                           (849,462)     (352,105)        (293,121)   (1,231,443)     (380,405)

   Contract maintenance charge                            (6,730)       (1,390)          (2,806)       (9,336)       (1,843)
                                                     ----------------------------------------------------------------------
Net increase (decrease) from contract
   owners activity                                      (811,602)     (514,395)        (247,715)     (998,957)      145,681
                                                     ----------------------------------------------------------------------

Net increase (decrease) in net assets                   (480,250)     (498,580)          90,122      (768,903)      347,039

Net assets, at beginning of year                       5,716,409     1,620,420        2,520,358     7,229,248     2,012,420
                                                     ----------------------------------------------------------------------

Net assets, at end of year                           $ 5,236,159   $ 1,121,840   $    2,610,480   $ 6,460,345   $ 2,359,459
                                                     ======================================================================

                                                       MFS VIT
                                                      Emerging       MFS VIT
                                                       Growth       Investors    PIMCO Long-     Putnam VT
                                                       Series        Trust -      Term U.S.    International
                                                       Initial       Initial     Government      Equity -
                                                        Class         Class         Bond         Class IB
                                                     Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                                     -----------   -----------   -----------   -------------
Income:
   Dividends                                         $        --   $    25,455   $   183,949   $     151,189
   Miscellaneous income (loss)                              (342)         (552)          (19)           (998)

Expenses:
   Mortality and expense risk, and
   administrative charge                                  45,588        53,641        60,292         131,411
                                                     -------------------------------------------------------

   Net investment income (loss)                          (45,931)      (28,737)      123,638          18,780
                                                     -------------------------------------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                       1,150,939       571,763       108,586         934,191

   Realized gain distributions                                --            --        65,554              --

   Realized gain (loss) on sale of fund shares          (750,558)     (178,807)      (29,034)        367,598
                                                     -------------------------------------------------------
Net realized and unrealized gain
   (loss) on investments                                 400,381       392,956       145,107       1,301,789
                                                     -------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                             354,450       364,219       268,745       1,320,569
                                                     -------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                 65,419        62,665       499,949         247,157

   Net transfers between subaccounts
   and/or fixed account                                 (112,455)     (119,595)     (419,555)       (194,962)

   Withdrawals and surrenders                           (404,297)     (595,966)     (894,681)     (1,722,063)

   Contract maintenance charge                            (5,542)       (5,324)       (3,747)        (10,658)
                                                     -------------------------------------------------------
Net increase (decrease) from contract
   owners activity                                      (456,874)     (658,220)     (818,035)     (1,680,526)
                                                     -------------------------------------------------------

Net increase (decrease) in net assets                   (102,424)     (294,001)     (549,290)       (359,957)

Net assets, at beginning of year                       3,507,099     4,251,542     4,939,544      10,352,895
                                                     -------------------------------------------------------

Net assets, at end of year                           $ 3,404,675   $ 3,957,541   $ 4,390,253   $   9,992,938
                                                     =======================================================

                                                     Touchstone    Touchstone
                                                     Baron Small    Emerging
                                                         Cap         Growth
                                                     Sub-Account   Sub-Account
                                                     -----------   -----------
Income:
   Dividends                                         $        --   $   392,451
   Miscellaneous income (loss)                             1,323        (4,094)

Expenses:
   Mortality and expense risk, and
   administrative charge                                   7,448       288,126
                                                     -------------------------

   Net investment income (loss)                           (6,125)      100,231
                                                     -------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                         174,123     1,062,011

   Realized gain distributions                                --       689,348

   Realized gain (loss) on sale of fund shares             7,780       271,888
                                                     -------------------------
Net realized and unrealized gain
   (loss) on investments                                 181,903     2,023,248
                                                     -------------------------
Net increase (decrease) in net assets
   resulting from operations                             175,778     2,123,480
                                                     -------------------------

Contract owners activity:
   Payments received from contract owners                548,546     1,628,377

   Net transfers between subaccounts
   and/or fixed account                                  194,038       357,314

   Withdrawals and surrenders                            (22,940)   (4,287,509)

   Contract maintenance charge                              (355)      (23,601)
                                                     -------------------------
Net increase (decrease) from contract
   owners activity                                       719,288    (2,325,420)
                                                     -------------------------

Net increase (decrease) in net assets                    895,066      (201,940)

Net assets, at beginning of year                         270,646    21,774,840
                                                     -------------------------

Net assets, at end of year                           $ 1,165,713   $21,572,900
                                                     =========================


    SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

                          Year Ended December 31, 2004


                                                     Touchstone     Touchstone
                                                        Third         Eagle       Touchstone                  Touchstone
                                                       Avenue        Capital       Enhanced     Touchstone     Growth &
                                                        Value      Appreciation   Dividend 30   Value Plus      Income
                                                     Sub-Account   Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                                     -----------   ------------   -----------   -----------   -----------
Income:
   Dividends                                         $     8,193   $     19,431   $    34,046   $    32,010   $   318,368
   Miscellaneous income (loss)                              (914)          (841)         (186)       (1,441)       (2,884)

Expenses:
   Mortality and expense risk, and
   administrative charge                                  42,243         27,713        21,374        57,831       253,579
                                                     --------------------------------------------------------------------

   Net investment income (loss)                          (34,964)        (9,123)       12,485       (27,262)       61,905
                                                     --------------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                         420,444        104,079       122,164       441,263     1,564,932

   Realized gain distributions                                --             --            --            --            --

   Realized gain (loss) on sale of fund shares           319,150        166,322       (78,167)      (43,826)     (111,169)
                                                     --------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                        739,594        270,401        43,996       397,437     1,453,763
                                                     --------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                             704,630        261,279        56,481       370,175     1,515,668
                                                     --------------------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                687,946        185,342       256,903       166,524       407,536

   Net transfers between subaccounts
   and/or fixed account                                  460,411        (77,443)       71,870       156,014      (190,875)

   Withdrawals and surrenders                           (719,523)      (461,685)     (307,328)     (778,584)   (3,720,518)

   Contract maintenance charge                            (2,809)        (2,223)       (1,582)       (4,197)      (18,135)
                                                     --------------------------------------------------------------------
Net increase (decrease) from contract
   owners activity                                       426,026       (356,009)       19,862      (460,243)   (3,521,992)
                                                     --------------------------------------------------------------------

Net increase (decrease) in net assets                  1,130,656        (94,730)       76,344       (90,068)   (2,006,325)

Net assets, at beginning of year                       2,589,038      2,234,915     1,584,086     4,358,700    20,225,068
                                                     --------------------------------------------------------------------

Net assets, at end of year                           $ 3,719,694   $  2,140,185   $ 1,660,429   $ 4,268,632   $18,218,744
                                                     ====================================================================

                                                                   Touchstone
                                                     Touchstone    High Yield     Touchstone     Touchstone
                                                      Balanced        Bond         Core Bond    Money Market
                                                     Sub-Account   Sub-Account    Sub-Account   Sub-Account
                                                     -----------   -----------    -----------   ------------
Income:
   Dividends                                         $   146,699   $    842,315   $   368,723   $   113,366
   Miscellaneous income (loss)                            (3,390)        (1,828)       (1,103)         (852)

Expenses:
   Mortality and expense risk, and
   administrative charge                                 244,099        165,992       137,739       117,055
                                                     -------------------------------------------------------

   Net investment income (loss)                         (100,790)       674,495       229,880        (4,541)
                                                     -------------------------------------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                       1,250,954        142,027       (87,156)           --

   Realized gain distributions                                --             --            --            --

   Realized gain (loss) on sale of fund shares           261,733        139,685        45,838            --
                                                     -------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                      1,512,687        281,713       (41,317)           --
                                                     -------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                           1,411,897        956,208       188,563        (4,541)
                                                     -------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                916,547        690,720       384,212       126,040

   Net transfers between subaccounts
   and/or fixed account                                  397,503        (64,417)     (282,421)      843,435

   Withdrawals and surrenders                         (3,732,846)    (2,930,252)   (2,116,795)   (3,364,557)

   Contract maintenance charge                           (15,480)       (11,801)       (8,826)       (5,984)
                                                     -------------------------------------------------------
Net increase (decrease) from contract
   owners activity                                    (2,434,275)    (2,315,750)   (2,023,830)   (2,401,067)
                                                     -------------------------------------------------------

Net increase (decrease) in net assets                 (1,022,378)    (1,359,543)   (1,835,267)   (2,405,608)

Net assets, at beginning of year                      18,898,545     13,144,427    11,142,784    10,331,297
                                                     -------------------------------------------------------

Net assets, at end of year                           $17,876,167   $ 11,784,885   $ 9,307,517   $ 7,925,689
                                                     =======================================================


    SEE ACCOMPANYING NOTES

          Western - Southern Life Assurance Company Separate Account 1

                         Notes to Financial Statements

                               December 31, 2005

1. ORGANIZATION

Western-Southern Life Assurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995, with the issuance of the first Touchstone Variable Annuity contract, now called the Touchstone Gold Variable Annuity. The first Touchstone Select Variable Annuity contract was issued on March 2, 1998.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct. The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2. SIGNIFICANT ACCOUNTING POLICIES

As of December 31, 2005, the Account has twenty investment sub-accounts: the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Scudder Asset Management VIT Equity 500 Index Fund, MFS VIT Emerging Growth Series - Initial Class, MFS VIT Investors Trust Series - Initial Class, PIMCO VIT Long-Term U.S. Government Bond Portfolio, Putnam VT International Equity Fund - Class IB, Touchstone VST Baron Small Cap Fund, Touchstone VST Emerging Growth Fund, Touchstone VST Third Avenue Value Fund, Touchstone VST Eagle Capital Appreciation Fund, Touchstone VST Enhanced Dividend 30 Fund, Touchstone VST Value Plus Fund, Touchstone VST Growth & Income Fund, Touchstone VST Balanced Fund, Touchstone VST High Yield Bond Fund, Touchstone VST Core Bond Fund, and Touchstone VST Money Market Fund. Each sub-account is an open-ended diversified management investment company. Investments are made in the mutual funds, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the mutual fund in which it is invested.

A contractowner may also allocate funds to the Fixed Account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the variable annuity contracts.

          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with U.S. generally accepted accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

3. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2005, were as follows:

                                                     PURCHASES         SALES
                                                    -----------     -----------

AIM Variable Insurance Funds, Inc.
  V.I. Growth Fund                                  $   126,204     $ 1,583,782
  V.I. Government Securities Fund                        76,562         410,397

The Alger American Fund
  Small Capitalization Portfolio                        250,636         646,530
  Growth Portfolio                                      260,774       2,453,555

Scudder Asset Management VIT Fund
  Equity 500 Index Fund                               2,173,584         608,619

MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                124,206         947,045
  Investors Trust Series - Initial Class                454,092       1,298,182

PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio            1,552,441       1,430,011

Putnam Variable Trust - Class IB
  International Equity Fund - Class IB                  224,476       2,375,172

Touchstone Variable Series Trust
  Baron Small Cap                                       588,727         244,590
  Emerging Growth Fund                                6,165,354       4,662,171
  Third Avenue Value Fund                             1,140,052         606,509
  Eagle Capital Appreciation Fund                     1,949,574         448,378
  Enhanced Dividend 30 Fund                           1,548,937         246,286
  Value Plus Fund                                       176,201         912,506
  Growth & Income Fund                               17,630,889       3,666,951
  Balanced Fund                                       1,603,478       4,236,545
  High Yield Bond Fund                               16,085,336       5,738,601
  Core Bond Fund                                      9,648,672       2,186,668
  Money Market Fund                                   3,976,929       6,798,515

          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

4. EXPENSES AND RELATED PARTY TRANSACTIONS

Certain deductions for administrative and risk charges are deducted pro rata from the accumulation unit values of each sub-account in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of 1.35% for the Touchstone Gold Variable Annuity. For the Touchstone Select Variable Annuity, the effective rates are 1.35% for the Standard Death Benefit (Option
1), 1.45% for the Annual Step Up Death Benefit (Option 2), and 1.55% for the Accumulating Death Benefit (Option 3).

The Company also deducts an annual contract maintenance charge from the contract value on each contract anniversary and upon any full surrender. For the Touchstone Gold Variable Annuity, the contract maintenance charge is $35 for the first ten contract years and the lesser of (a) $35 and (b) 0.17% of the contract value after the tenth contract anniversary. For the Touchstone Select Variable Annuity, the contract maintenance charge is $40 for the first ten contract years, and if the contract value is less than $50,000 after the tenth Contract Anniversary, the charge is the lesser of (a) $40 or (b) 0.14% of the Contract Value.

Since no deduction for a sales charge is made from the payments received from contract owners, a surrender charge is imposed on certain surrenders and partial withdrawals by the Company to cover expenses relating to promotion, sale and distribution of the contracts. The surrender charge is assessed on each redemption, except for certain amounts excluded from charges under the contract. For the Touchstone Gold Variable Annuity, this charge ranges from 7% to 0% depending on the number of years since the payment was received. For the Touchstone Select Variable Annuity, this charge ranges from 8% to 0%, depending on the number of years since the payment was received.

          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING

The following table shows a summary of changes in units outstanding for variable annuity contracts for the years ended December 31, 2005 and 2004:

TOUCHSTONE GOLD VARIABLE ANNUITY


                                                                         2005
                                                  ----------------------------------------------------
                                                                             Transfers
                                                    Units         Units     between Sub-  Net Increase
                                                  Purchased     Redeemed      accounts     (Decrease)
                                                  ----------------------------------------------------
AIM V.I. Growth Fund                                 24,185     (214,305)      (22,533)     (212,653)

AIM V.I. Government Securities Fund                   3,559      (24,914)       (6,172)      (27,527)


Alger American Small Capitalization Portfolio        16,431      (46,316)       (8,923)      (38,808)

Alger American Growth Portfolio                      15,066     (221,937)      (22,030)     (228,901)


Scudder VIT Equity 500 Index Fund                     8,052      (51,862)          882       (42,928)


MFS VIT Emerging Growth Series - Initial Class       12,442      (90,487)      (12,564)      (90,609)

MFS VIT Investors Trust Series - Initial Class        9,373     (121,983)       25,670       (86,940)


PIMCO Long-Term U.S. Government Bond Portfolio       62,569      (79,037)        8,692        (7,776)


Putnam VT International Equity Fund - Class IB       16,165     (120,414)      (22,533)     (126,782)


Touchstone Baron Small Cap Fund                      29,733       (8,982)          979        21,730

Touchstone Emerging Growth Fund                      29,948     (103,541)      (10,962)      (84,555)

Touchstone Third Avenue Value Fund                   47,134      (33,455)       17,962        31,641

Touchstone Eagle Cap Appreciation Fund               29,175      (53,698)       (2,762)      (27,285)

Touchstone Enhanced Dividend 30 Fund                  5,300      (28,279)        1,357       (21,622)

Touchstone Value Plus Fund                            9,579      (61,899)       (4,375)      (56,695)

Touchstone Growth & Income Fund                       9,394     (170,857)        3,395      (158,068)

Touchstone Balanced Fund                             30,134     (167,731)        2,181      (135,416)

Touchstone High Yield Fund                           61,847     (198,465)       87,483       (49,135)

Touchstone Core Bond Fund                            15,194     (140,421)        4,529      (120,698)

Touchstone Money Market Fund                         10,266     (221,445)      (73,765)     (284,944)

                                                                         2004
                                                  ----------------------------------------------------
                                                                             Transfers
                                                    Units         Units     between Sub-  Net Increase
                                                  Purchased     Redeemed     accounts      (Decrease)
                                                  ----------------------------------------------------
AIM V.I. Growth Fund                                 13,806     (145,970)       (2,736)     (134,900)

AIM V.I. Government Securities Fund                   6,252      (28,552)      (19,214)      (41,514)


Alger American Small Capitalization Portfolio        16,633      (39,540)       (7,578)      (30,485)

Alger American Growth Portfolio                      44,025     (157,794)      (15,935)     (129,704)


Scudder VIT Equity 500 Index Fund                    36,349      (44,573)       29,337        21,113


MFS VIT Emerging Growth Series - Initial Class        8,388      (54,486)      (14,404)      (60,502)

MFS VIT Investors Trust Series - Initial Class        7,557      (71,779)       (8,737)      (72,959)


PIMCO Long-Term U.S. Government Bond Portfolio       33,902      (60,054)      (28,768)      (54,920)


Putnam VT International Equity Fund - Class IB       17,695     (127,586)      (14,204)     (124,095)


Touchstone Baron Small Cap Fund                      39,116       (1,605)       13,157        50,668

Touchstone Emerging Growth Fund                      46,763     (121,474)       10,107       (64,604)

Touchstone Third Avenue Value Fund                   57,009      (57,614)       36,420        35,815

Touchstone Eagle Cap Appreciation Fund               24,256      (60,309)      (10,365)      (46,418)

Touchstone Enhanced Dividend 30 Fund                 29,833      (35,542)        5,119          (590)

Touchstone Value Plus Fund                           15,484      (71,736)       19,693       (36,559)

Touchstone Growth & Income Fund                      19,367     (175,852)      (10,751)     (167,236)

Touchstone Balanced Fund                             40,680     (161,637)       14,966      (105,991)

Touchstone High Yield Fund                           56,111     (237,582)       (8,709)     (190,180)

Touchstone Core Bond Fund                            24,067     (129,113)      (17,569)     (122,615)

Touchstone Money Market Fund                         12,344     (323,933)       83,947      (227,642)


          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 1


                                                                         2005
                                                  ----------------------------------------------------
                                                                             Transfers
                                                    Units         Units     between Sub-  Net Increase
                                                  Purchased     Redeemed      accounts     (Decrease)
                                                  ----------------------------------------------------
AIM V.I. Growth Fund                                    259      (10,005)          662        (9,084)

AIM V.I. Government Securities Fund                       3           (2)            5             6


Alger American Small Capitalization Portfolio             7       (4,594)         (239)       (4,826)

Alger American Growth Portfolio                          88       (7,614)          172        (7,354)


Scudder VIT Equity 500 Index Fund                        21           (3)          194           212


MFS VIT Emerging Growth Series - Initial Class          232       (4,893)          231        (4,430)

MFS VIT Investors Trust Series - Initial Class           42       (1,201)        1,379           220


PIMCO Long-Term U.S. Government Bond Portfolio            1          (15)          844           830


Putnam VT International Equity Fund - Class IB          121       (3,892)          483        (3,288)


Touchstone Emerging Growth Fund                          33       (1,356)           (6)       (1,329)

Touchstone Third Avenue Value Fund                       --         (100)         (356)         (456)

Touchstone Enhanced Dividend 30 Fund                      8          (34)         (779)         (805)

Touchstone Value Plus Fund                               26          (25)          117           118

Touchstone Growth & Income Fund                          10       (3,368)         (677)       (4,035)

Touchstone Balanced Fund                                 --       (2,324)          919        (1,405)

Touchstone High Yield Fund                               63       (1,840)          208        (1,569)

Touchstone Core Bond Fund                                11       (6,316)          355        (5,950)

Touchstone Money Market Fund                            300       (1,107)         (406)       (1,213)

                                                                         2004
                                                  ----------------------------------------------------
                                                                             Transfers
                                                    Units         Units     between Sub-  Net Increase
                                                  Purchased     Redeemed     accounts      (Decrease)
                                                  ----------------------------------------------------
AIM V.I. Growth Fund                                    498       (4,157)       (4,635)       (8,294)

AIM V.I. Government Securities Fund                       3           (2)            6             7


Alger American Small Capitalization Portfolio            41         (492)       (4,439)       (4,890)

Alger American Growth Portfolio                         252       (3,012)       (1,517)       (4,277)


Scudder VIT Equity 500 Index Fund                        27           (3)           15            39


MFS VIT Emerging Growth Series - Initial Class          314         (632)       (2,543)       (2,861)

MFS VIT Investors Trust Series - Initial Class          104         (979)       (2,905)       (3,780)


PIMCO Long-Term U.S. Government Bond Portfolio            1           (2)          (26)          (27)


Putnam VT International Equity Fund - Class IB          184         (633)          809           360

Touchstone Emerging Growth Fund                          69         (921)          (13)         (865)

Touchstone Third Avenue Value Fund                        4          (99)        2,426         2,331

Touchstone Enhanced Dividend 30 Fund                     91         (591)           17          (483)

Touchstone Value Plus Fund                               64          (88)       (1,991)       (2,015)

Touchstone Growth & Income Fund                          89       (1,837)        3,602         1,854

Touchstone Balanced Fund                                 48         (962)        3,508         2,594

Touchstone High Yield Fund                              123         (640)           12          (505)

Touchstone Core Bond Fund                                99       (2,400)          218        (2,083)

Touchstone Money Market Fund                             37         (169)           18          (114)


          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 2


                                                                         2005
                                                  ----------------------------------------------------
                                                                             Transfers
                                                    Units         Units     between Sub-  Net Increase
                                                  Purchased     Redeemed      accounts     (Decrease)
                                                  ----------------------------------------------------
AIM V.I. Growth Fund                                    324       (4,717)       (1,292)       (5,685)

AIM V.I. Government Securities Fund                      22         (368)         (150)         (496)


Alger American Small Capitalization Portfolio            50         (203)          (94)         (247)

Alger American Growth Portfolio                         319      (11,767)          (61)      (11,509)


Scudder VIT Equity 500 Index Fund                       137       (2,567)           11        (2,419)


MFS VIT Emerging Growth Series - Initial Class          147       (2,550)         (974)       (3,377)

MFS VIT Investors Trust Series - Initial Class          109       (1,845)          (49)       (1,785)


PIMCO Long-Term U.S. Government Bond Portfolio            7       (1,129)           16        (1,106)


Putnam VT International Equity Fund - Class IB          356       (7,907)         (400)       (7,951)


Touchstone Emerging Growth Fund                          88      (13,602)         (190)      (13,704)

Touchstone Third Avenue Value Fund                        2       (1,105)          (28)       (1,131)

Touchstone Enhanced Dividend 30 Fund                     40         (474)           55          (379)

Touchstone Value Plus Fund                               85       (6,780)           54        (6,641)

Touchstone Growth & Income Fund                          56      (14,450)          319       (14,075)

Touchstone Balanced Fund                                 54       (5,432)           63        (5,315)

Touchstone High Yield Fund                              180       (7,478)          370        (6,928)

Touchstone Core Bond Fund                                98       (3,556)          127        (3,331)

Touchstone Money Market Fund                             67       (2,408)          116        (2,225)

                                                                         2004
                                                  ----------------------------------------------------
                                                                             Transfers
                                                    Units         Units     between Sub-  Net Increase
                                                  Purchased     Redeemed     accounts      (Decrease)
                                                  ----------------------------------------------------
AIM V.I. Growth Fund                                    692       (1,450)         (898)       (1,656)

AIM V.I. Government Securities Fund                      20         (124)         (212)         (316)


Alger American Small Capitalization Portfolio            85         (275)          (73)         (263)

Alger American Growth Portfolio                         639       (1,028)        3,048         2,659


Scudder VIT Equity 500 Index Fund                       170       (3,126)        1,001        (1,955)


MFS VIT Emerging Growth Series - Initial Class          269         (682)          (84)         (497)

MFS VIT Investors Trust Series - Initial Class          225       (2,173)       (3,010)       (4,958)


PIMCO Long-Term U.S. Government Bond Portfolio           12         (738)           12          (714)


Putnam VT International Equity Fund - Class IB          756       (1,379)         (801)       (1,424)


Touchstone Emerging Growth Fund                         292       (2,264)          (68)       (2,040)

Touchstone Third Avenue Value Fund                        9       (1,476)          106        (1,361)

Touchstone Enhanced Dividend 30 Fund                     42           (5)        2,825         2,862

Touchstone Value Plus Fund                               91         (259)       (2,023)       (2,191)

Touchstone Growth & Income Fund                         534       (3,823)         (306)       (3,595)

Touchstone Balanced Fund                                293       (5,780)            2        (5,485)

Touchstone High Yield Fund                              548       (1,588)         (332)       (1,372)

Touchstone Core Bond Fund                               188       (2,783)          128        (2,467)

Touchstone Money Market Fund                            101       (9,078)         (547)       (9,524)


          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 3


                                                                         2005
                                                  ----------------------------------------------------
                                                                             Transfers
                                                    Units         Units     between Sub-  Net Increase
                                                  Purchased     Redeemed      accounts     (Decrease)
                                                  ----------------------------------------------------
AIM V.I. Growth Fund                                     51       (6,704)          489        (6,164)

AIM V.I. Government Securities Fund                      --          (24)            1           (23)


Alger American Small Capitalization Portfolio            --       (1,223)         (131)       (1,354)

Alger American Growth Portfolio                          37      (14,956)          337       (14,582)


Scudder VIT Equity 500 Index Fund                        --          (23)           28             5


MFS VIT Emerging Growth Series - Initial Class           38       (1,481)          811          (632)

MFS VIT Investors Trust Series - Initial Class           --       (4,629)          366        (4,263)


PIMCO Long-Term U.S. Government Bond Portfolio           --          (19)           --           (19)


Putnam VT International Equity Fund - Class IB           37       (5,342)         (397)       (5,702)


Touchstone Emerging Growth Fund                          46       (6,390)         (366)       (6,710)

Touchstone Third Avenue Value Fund                       --          (93)          (27)         (120)

Touchstone Enhanced Dividend 30 Fund                     --          (33)           47            14

Touchstone Value Plus Fund                               --         (136)           33          (103)

Touchstone Growth & Income Fund                          58       (2,842)          393        (2,391)

Touchstone Balanced Fund                                 20       (7,421)         (313)       (7,714)

Touchstone High Yield Fund                               45       (2,278)          119        (2,114)

Touchstone Core Bond Fund                                --         (532)         (390)         (922)

Touchstone Money Market Fund                             15       (3,254)          219        (3,020)

                                                                         2004
                                                  ----------------------------------------------------
                                                                             Transfers
                                                    Units         Units     between Sub-  Net Increase
                                                  Purchased     Redeemed     accounts      (Decrease)
                                                  ----------------------------------------------------
AIM V.I. Growth Fund                                     --         (597)           79          (518)

AIM V.I. Government Securities Fund                      --          (36)          (49)          (85)


Alger American Small Capitalization Portfolio            --         (117)         (210)         (327)

Alger American Growth Portfolio                          --         (239)           65          (174)


Scudder VIT Equity 500 Index Fund                        --           (3)           (4)           (7)


MFS VIT Emerging Growth Series - Initial Class           --         (161)          994           833

MFS VIT Investors Trust Series - Initial Class           --         (227)         (222)         (449)


PIMCO Long-Term U.S. Government Bond Portfolio           --          (30)         (314)         (344)


Putnam VT International Equity Fund - Class IB          132         (615)         (650)       (1,133)


Touchstone Emerging Growth Fund                         109         (169)           17           (43)

Touchstone Third Avenue Value Fund                       --         (112)          (38)         (150)

Touchstone Enhanced Dividend 30 Fund                     --          (52)           17           (35)

Touchstone Value Plus Fund                               --         (175)       (1,301)       (1,476)

Touchstone Growth & Income Fund                         190         (697)         (821)       (1,328)

Touchstone Balanced Fund                                 65       (1,037)          875           (97)

Touchstone High Yield Fund                              145         (635)        2,412         1,922

Touchstone Core Bond Fund                                --       (1,132)         (683)       (1,815)

Touchstone Money Market Fund                             --         (776)           61          (715)


          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS

A summary of net assets, unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the years ended December 31, 2005, 2004, 2003, 2002, 2001. Twenty unit values are calculated for the Touchstone Gold Variable Annuity. Eighteen unit values are calculated for each of the death benefit options in the Touchstone Select Variable Annuity.


                                                                       At December 31, 2005
                                                               ------------------------------------
                                                Beginning                   Ending
                                                Unit Value     Units      Unit Value     Net Assets
                                                  range        (000s)       range          (000s)
                                             ----------------  ------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                         $ 5.90 to $ 5.97     644  $ 6.25 to $ 6.33  $    4,074
    V.I. Government Securities Fund           12.22 to 12.36       63   12.24 to 12.40          778
The Alger American Fund
    Small Capitalization Portfolio             7.93 to 8.02       281    9.12 to 9.24         2,593
    Growth Portfolio                           8.00 to 8.09       536    8.83 to 8.95         4,797
Scudder Asset Management VIT Fund
    Equity 500 Index Fund                      8.45 to 8.53       232    8.71 to 8.81         2,040
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class     7.91 to 7.99       327    8.50 to 8.61         2,815
    Investors Trust Series - Initial Class     8.60 to 8.69       363    9.08 to 9.20         3,338
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio  15.04 to 15.21      281   15.51 to 15.71        4,410
Putnam Variable Trust - Class IB
    International Equity Fund                 14.80 to 14.85      529   16.36 to 16.44        8,700
Touchstone Variable Series Trust
    Baron Small Cap                                16.27           93       17.29             1,614
    Emerging Growth Fund                      21.22 to 37.75      495   24.09 to 42.94       20,383
    Third Avenue Value Fund                   13.57 to 13.72      301   15.69 to 15.90        4,785
    Eagle Capital Appreciation Fund                8.49           225        8.38             1,885
    Enhanced Dividend 30 Fund                  9.08 to 9.18       158    8.67 to 8.78         1,388
    Value Plus Fund                           11.34 to 11.49      308   11.41 to 11.58        3,570
    Growth & Income Fund                      12.27 to 22.20      676   12.30 to 22.32       14,528
    Balanced Fund                             14.11 to 23.79      634   14.82 to 25.03       15,199
    High Yield Fund                           12.60 to 12.74      866   12.82 to 12.98       11,233
    Core Bond Fund                            12.87 to 16.04      458   12.88 to 16.10        7,262
    Money Market Fund                          9.94 to 10.11      493   10.09 to 10.29        5,069

                                                     For the period ended December 31, 2005
                                              -----------------------------------------------------
                                              Investment (1)  Expense Ratio (2)   Total Return (3)
                                               Income Ratio         range              range
                                              -----------------------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                                --         1.35% to 1.55%      5.89% to 6.05%
    V.I. Government Securities Fund               2.66%        1.35% to 1.55%       .15% to 031%
The Alger American Fund
    Small Capitalization Portfolio                  --         1.35% to 1.55%     15.06% to 15.27%
    Growth Portfolio                               .23%        1.35% to 1.55%     10.36% to 10.57%
Scudder Asset Management VIT Fund
    Equity 500 Index Fund                         1.57%        1.35% to 1.55%      3.05% to 3.22%
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class          --         1.35% to 1.55%      7.48% to 7.80%
    Investors Trust Series - Initial Class        0.54%        1.35% to 1.55%      5.71% to 5.87%
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio      6.54%        1.35% to 1.55%      3.12% to 3.31%
Putnam Variable Trust - Class IB
    International Equity Fund                     1.48%        1.35% to 1.55%     10.51% to 10.72%
Touchstone Variable Series Trust
    Baron Small Cap                                 --              1.35%              6.26%
    Emerging Growth Fund                            --         1.35% to 1.55%     13.55% to 13.76%
    Third Avenue Value Fund                       2.87%        1.35% to 1.55%     15.62% to 15.86%
    Eagle Capital Appreciation Fund               0.08%             1.35%              -1.28%
    Enhanced Dividend 30 Fund                     0.08%        1.35% to 1.55%     -4.55% to -4.35%
    Value Plus Fund                                 --         1.35% to 1.55%       .62% to .82%
    Growth & Income Fund                            --         1.35% to 1.55%       .28% to .52%
    Balanced Fund                                 0.99%        1.35% to 1.55%      5.01% to 5.23%
    High Yield Fund                                 --         1.35% to 1.55%      1.71% to 1.91%
    Core Bond Fund                                  --         1.35% to 1.55%       .12% to .36%
    Money Market Fund                             3.05%        1.35% to 1.55%      1.56% to 1.79%


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk, and administrative charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk, and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)


                                                                       At December 31, 2004
                                                               ------------------------------------
                                                 Beginning                  Ending
                                                Unit Value     Units      Unit Value     Net Assets
                                                   range       (000s)       range          (000s)
                                             ----------------  ------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                         $ 5.54 to $ 5.59     877  $ 5.90 to $ 5.97  $    5,236
    V.I. Government Securities Fund           12.10 to 12.21       91   12.22 to 12.36        1,122
The Alger American Fund
    Small Capitalization Portfolio             6.91 to 6.97       326    7.93 to 8.02         2,610
    Growth Portfolio                           7.70 to 7.77       799    8.00 to 8.09         6,460
Scudder Asset Management VIT Fund
    Equity 500 Index Fund                      7.76 to 7.81       277    8.45 to 8.53         2,359
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class     7.11 to 7.17       426    7.91 to 7.99         3,405
    Investors Trust Series - Initial Class     7.84 to 7.91       456    8.60 to 8.69         3,957
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio  14.20 to 14.33      289   15.04 to 15.21        4,390
Putnam Variable Trust - Class IB
    International Equity Fund                 12.94 to 12.95      673   14.80 to 14.85        9,993
Touchstone Variable Series Trust
    Baron Small Cap                                12.90           72       16.27             1,166
    Emerging Growth Fund                      19.23 to 34.14      602   21.22 to 37.75       21,573
    Third Avenue Value Fund                   10.94 to 11.04      271   13.57 to 13.72        3,719
    Eagle Capital Appreciation Fund                7.48           252        8.49             2,140
    Enhanced Dividend 30 Fund                  8.76 to 8.84       181    9.08 to 9.18         1,660
    Value Plus Fund                           10.42 to 10.54      372   11.34 to 11.49        4,268
    Growth & Income Fund                      11.31 to 20.44      854   12.27 to 22.20       18,219
    Balanced Fund                             13.07 to 22.00      784   14.11 to 23.79       17,876
    High Yield Fund                           11.68 to 11.79      925   12.60 to 12.74       11,785
    Core Bond Fund                            12.65 to 15.74      589   12.87 to 16.04        9,307
    Money Market Fund                          9.96 to 10.11      785    9.94 to 10.11        7,925

                                                     For the period ended December 31, 2004
                                              -----------------------------------------------------
                                              Investment (1)  Expense Ratio (2)   Total Return (3)
                                               Income Ratio         range              range
                                              -----------------------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                                 --         1.35% to 1.55%    6.50% to 6.78%
    V.I. Government Securities Fund                3.09%        1.35% to 1.55%     .97% to 1.20%
The Alger American Fund
    Small Capitalization Portfolio                   --         1.35% to 1.55%   14.83% to 15.08%
    Growth Portfolio                                 --         1.35% to 1.55%    3.85% to 4.07%
Scudder Asset Management VIT Fund
    Equity 500 Index Fund                          1.12%        1.35% to 1.55%    8.94% to 9.18%
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class           --         1.35% to 1.55%   11.29% to 11.39%
    Investors Trust Series - Initial Class         0.62%        1.35% to 1.55%    9.62% to 9.89%
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio       3.94%        1.35% to 1.55%    5.92% to 6.15%
Putnam Variable Trust - Class IB
    International Equity Fund                      1.49%        1.35% to 1.55%   14.40% to 14.63%
Touchstone Variable Series Trust
    Baron Small Cap                                  --              1.35%            26.12%
    Emerging Growth Fund                           1.81%        1.35% to 1.55%   10.34% to 10.58%
    Third Avenue Value Fund                        0.26%        1.35% to 1.55%   24.01% to 24.24%
    Eagle Capital Appreciation Fund                0.89%             1.35%            13.44%
    Enhanced Dividend 30 Fund                      2.10%        1.35% to 1.55%    3.61% to 3.80%
    Value Plus Fund                                0.74%        1.35% to 1.55%    8.84% to 9.06%
    Growth & Income Fund                           1.66%        1.35% to 1.55%    8.44% to 8.67%
    Balanced Fund                                  0.80%        1.35% to 1.55%    7.93% to 8.18%
    High Yield Fund                                6.76%        1.35% to 1.55%    7.87% to 8.08%
    Core Bond Fund                                 3.61%        1.35% to 1.55%    1.75% to 1.91%
    Money Market Fund                              1.24%        1.35% to 1.55%    -.19% to .01%


          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)


                                                                        At December 31, 2003
                                                                ------------------------------------
                                                 Beginning                   Ending
                                                Unit Value      Units      Unit Value     Net Assets
                                                   range        (000s)       range          (000s)
                                              ----------------  ------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                          $ 4.29 to $ 4.32     877  $ 5.54 to $ 5.59  $    5,236
    V.I. Government Securities Fund            12.16 to 12.25       91   12.10 to 12.21        1,122
The Alger American Fund
    Small Capitalization Portfolio                                 326    6.91 to 6.97         2,612
    Growth Portfolio                            5.79 to 5.83       799    7.70 to 7.77         6,459
Scudder Asset Management VIT Fund
    Equity 500 Index Fund                       6.15 to 6.18       277    7.76 to 7.81         2,361
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class      5.54 to 5.58       426    7.11 to 7.17         3,403
    Investors Trust Series - Initial Class      6.51 to 6.56       456    7.84 to 7.91         3,958
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio   13.88 to 13.98      289   14.20 to 14.33        4,391
Putnam Variable Trust - Class IB (a)
    International Equity Fund                      10.00           673   12.94 to 12.95        9,992
Touchstone Variable Series Trust
    Baron Small Cap (b)                            10.00            72       12.90             1,166
    Emerging Growth Fund                       13.26 to 23.49      602   19.23 to 34.14       21,575
    Third Avenue Value Fund (c)                 7.77 to 7.83       271   10.94 to 11.04        3,719
    Eagle Capital Appreciation Fund (d)             5.76           252        7.48             2,141
    Enhanced Dividend 30 Fund (i)               6.75 to 6.80       181    8.76 to 8.84         1,661
    Value Plus Fund                             8.16 to 8.23       372   10.42 to 10.54        4,268
    Growth & Income Fund                        8.65 to 15.59      854   11.31 to 20.44       18,216
    Balanced Fund                              10.92 to 18.34      784   13.07 to 22.00       17,878
    High Yield Fund                             9.57 to 9.64       925   11.68 to 11.79       11,783
    Core Bond Fund (e)                         12.41 to 15.41      589   12.65 to 15.74        9,306
    Money Market Fund                          10.00 to 10.14      785    9.96 to 10.11        7,928
    International Equity Fund (f)               6.05 to 9.35        --         --                 --
    Growth/Value Fund (g)                           5.39            --         --                 --
    Standby Income Fund (h)                    11.71 to 13.25       --         --                 --

                                                     For the period ended December 31, 2003
                                              -----------------------------------------------------
                                              Investment (1)  Expense Ratio (2)   Total Return (3)
                                               Income Ratio         range              range
                                              -----------------------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                                 --        1.35% to 1.55%     29.24% to 29.49%
    V.I. Government Securities Fund                1.47%       1.35% to 1.55%      -.47% to -.28%
The Alger American Fund
    Small Capitalization Portfolio                   --        1.35% to 1.55%     40.17% to 40.45%
    Growth Portfolio                                 --        1.35% to 1.55%     33.10% to 33.36%
Scudder Asset Management VIT Fund
    Equity 500 Index Fund                          0.98%       1.35% to 1.55%     26.20% to 26.45%
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class           --        1.35% to 1.55%     28.24% to 28.49%
    Investors Trust Series - Initial Class         0.66%       1.35% to 1.55%     20.28% to 20.52%
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio       4.10%       1.35% to 1.55%      2.31% to 2.51%
Putnam Variable Trust - Class IB (a)
    International Equity Fund                        --        1.35% to 1.55%     29.37% to 29.54%
Touchstone Variable Series Trust
    Baron Small Cap (b)                              --             1.35%              29.01%
    Emerging Growth Fund                             --        1.35% to 1.55%     45.02% to 45.30%
    Third Avenue Value Fund (c)                    0.07%       1.35% to 1.55%     40.75% to 41.03%
    Eagle Capital Appreciation Fund (d)            0.20%            1.35%              29.95%
    Enhanced Dividend 30 Fund (i)                  1.10%       1.35% to 1.55%     29.85% to 30.10%
    Value Plus Fund                                0.93%       1.35% to 1.55%     27.74% to 27.99%
    Growth & Income Fund                           3.63%       1.35% to 1.55%     30.81% to 31.07%
    Balanced Fund                                  0.59%       1.35% to 1.55%     19.72% to 19.95%
    High Yield Fund                                8.27%       1.35% to 1.55%     22.09% to 22.34%
    Core Bond Fund (e)                             3.19%       1.35% to 1.55%      1.91% to 2.11%
    Money Market Fund                              1.45%       1.35% to 1.55%      -.41% to -.33%
    International Equity Fund (f)                  2.39%       1.35% to 1.55%            --
    Growth/Value Fund (g)                            --             1.35%                --
    Standby Income Fund (h)                        1.71%       1.35% to 1.55%            --


          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)


                                                                       At December 31, 2002
                                                               ------------------------------------
                                                Beginning                   Ending
                                                Unit Value                Unit Value
                                                lowest to      Units      lowest to      Net Assets
                                                 highest       (000s)      highest         (000s)
                                             ----------------  ------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                         $ 6.31 to $ 6.34   1,224  $ 4.29 to $ 4.32  $    5,282
    V.I. Government Securities Fund           11.27 to 11.33      362   12.16 to 12.25        4,431
The Alger American Fund
    Small Capitalization Portfolio             6.78 to 6.82       350    4.93 to 4.96         1,736
    Growth Portfolio                           8.77 to 8.82     1,109    5.79 to 5.83         6,461
Scudder Asset Management VIT Fund (a)
    Equity 500 Index Fund                      8.03 to 8.06       195    6.15 to 6.18         1,203
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class     8.50 to 8.54       583    5.54 to 5.58         3,255
    Investors Trust Series - Initial Class     8.37 to 8.41       667    6.51 to 6.56         4,378
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio  11.99 to 12.05      551   13.88 to 13.98        7,699
Touchstone Variable Series Trust
    International Equity Fund                  8.05 to 12.40    1,113    6.05 to 9.35         9,995
    Emerging Growth Fund                      17.34 to 30.65      783   13.26 to 23.49       17,472
    Small Cap Value Fund                      10.19 to 10.25      163    7.77 to 7.83         1,273
    Growth/Value Fund                              8.57           122        5.39               659
    Large Cap Growth Fund (b)                      8.91            35        5.76               202
    Enhanced 30 Fund                           8.86 to 8.91       179    6.75 to 6.80         1,216
    Value Plus Fund                           11.29 to 11.37      399    8.16 to 8.23         3,282
    Growth & Income Fund                      10.32 to 18.57    1,198    8.65 to 15.59       17,990
    Balanced Fund                             12.20 to 20.45    1,075   10.92 to 18.34       19,037
    High Yield Fund                            9.45 to 9.50     1,325    9.57 to 9.64        12,761
    Bond Fund                                 11.68 to 14.47      992   12.41 to 15.41       15,065
    Standby Income Fund                       11.53 to 13.03    1,017   11.71 to 13.25       13,384
    Money Market Fund                             10.12           201       10.14             2,035

                                                     For the period ended December 31, 2002
                                              -----------------------------------------------------
                                                Investment      Expense Ratio       Total Return
                                               Income Ratio   lowest to highest   lowest to highest
                                              -----------------------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                                --          1.35% to 1.55%   -32.03% to -31.89%
    V.I. Government Securities Fund               2.71%         1.35% to 1.55%     7.92% to 8.13%
The Alger American Fund
    Small Capitalization Portfolio                  --          1.35% to 1.55%   -27.35% to -27.21%
    Growth Portfolio                              0.04%         1.35% to 1.55%   -34.02% to -33.89%
Scudder Asset Management VIT Fund (a)
    Equity 500 Index Fund                         1.06%         1.35% to 1.55%   -23.50% to -23.35%
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class          --          1.35% to 1.55%   -34.77% to -34.64%
    Investors Trust Series - Initial Class        0.57%         1.35% to 1.55%   -22.17% to -22.02%
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio      6.45%         1.35% to 1.55%    15.79% to 16.02%
Touchstone Variable Series Trust
    International Equity Fund                     0.64%         1.35% to 1.55%   -24.75% to -24.60%
    Emerging Growth Fund                          1.78%         1.35% to 1.55%   -23.50% to -23.35%
    Small Cap Value Fund                            --          1.35% to 1.55%   -23.73% to -23.58%
    Growth/Value Fund                               --              1.35%             -37.15%
    Large Cap Growth Fund (b)                       --              1.35%             -35.36%
    Enhanced 30 Fund                              1.12%         1.35% to 1.55%   -23.85% to -23.70%
    Value Plus Fund                               0.88%         1.35% to 1.55%   -27.78% to -27.63%
    Growth & Income Fund                          3.28%         1.35% to 1.55%   -16.21% to -16.04%
    Balanced Fund                                 1.81%         1.35% to 1.55%   -10.48% to -10.30%
    High Yield Fund                               6.51%         1.35% to 1.55%     1.25% to 1.45%
    Bond Fund                                     8.29%         1.35% to 1.55%     6.28% to 6.49%
    Standby Income Fund                           3.02%         1.35% to 1.55%     1.51% to 1.71%
    Money Market Fund                             1.44%             1.35%               0.24%


(a) Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002

(b) Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)


                                                                        At December 31, 2001
                                                                ------------------------------------
                                                 Beginning                   Ending
                                                 Unit Value                Unit Value
                                                 lowest to      Units      lowest to      Net Assets
                                                  highest       (000s)      highest         (000s)
                                              ----------------  ------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                          $ 9.69 to $ 9.72  1,621   $ 6.31 to $ 6.34  $   10,276
    V.I. Government Securities Fund            10.75 to 10.79     160    11.27 to 11.33        1,810
The Alger American Fund
    Small Capitalization Portfolio              9.77 to 9.80      497     6.78 to 6.82         3,385
    Growth Portfolio                           10.10 to 10.13   1,593     8.77 to 8.82        14,046
Deutsche Asset Management VIT Fund
    Equity 500 Index Fund                       9.29 to 9.30      186     8.03 to 8.06         1,497
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class     12.97 to 13.02     763     8.50 to 8.54         6,519
    Investors Trust Series - Initial Class     10.11 to 10.15     970     8.37 to 8.41         8,159
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio   11.50 to 11.53     516    11.99 to 12.05        6,221
Touchstone Variable Series Trust
    International Equity Fund                  11.62 to 17.87   1,313    8.05 to 12.40        15,650
    Emerging Growth Fund                       18.08 to 31.91     988    17.34 to 30.65       28,878
    Small Cap Value Fund                        9.07 to 9.10      130    10.19 to 10.25        1,333
    Growth/Value Fund *                            10.00          121         8.57             1,042
    Equity Fund *                                  10.00           45         8.91               405
    Enhanced 30 Fund                           10.17 to 10.20     198     8.86 to 8.91         1,760
    Value Plus Fund                            11.57 to 11.63     530    11.29 to 11.37        6,024
    Growth & Income Fund                       11.07 to 19.87   1,463    10.32 to 18.57       26,286
    Balanced Fund                              12.07 to 20.19   1,301    12.20 to 20.45       25,768
    High Yield Fund                             8.97 to 9.00    1,620     9.45 to 9.50        15,383
    Bond Fund                                  11.00 to 13.60   1,163    11.68 to 14.47       16,544
    Standby Income Fund                        11.18 to 12.61   1,393    11.53 to 13.03       18,044
    Money Market Fund (a)                          10.00           98        10.12               996
    Income Opportunity Fund (b)                8.32 to 14.89       --          --                 --

                                                     For the period ended December 31, 2001
                                              -----------------------------------------------------
                                                Investment      Expense Ratio       Total Return
                                               Income Ratio   lowest to highest   lowest to highest
                                              -----------------------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                               0.17%        1.35% to 1.55%   -34.90% to -34.77%
    V.I. Government Securities Fund                3.35%        1.35% to 1.55%     4.78% to 4.99%
The Alger American Fund
    Small Capitalization Portfolio                 0.04%        1.35% to 1.55%   -30.60% to -30.46%
    Growth Portfolio                               0.24%        1.35% to 1.55%   -13.17% to -13.00%
Deutsche Asset Management VIT Fund
    Equity 500 Index Fund                          0.79%        1.35% to 1.55%   -13.53% to -13.36%
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class           --         1.35% to 1.55%   -34.51% to -34.38%
    Investors Trust Series - Initial Class         0.71%        1.35% to 1.55%   -17.24% to -17.08%
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio       7.11%        1.35% to 1.55%     4.25% to 4.46%
Touchstone Variable Series Trust
    International Equity Fund                        --         1.35% to 1.55%   -30.76% to -30.62%
    Emerging Growth Fund                             --         1.35% to 1.55%    -4.12% to -3.93%
    Small Cap Value Fund                           0.38%        1.35% to 1.55%    12.40% to 12.63%
    Growth/Value Fund *                              --              1.35%            -14.27%
    Equity Fund *                                    --              1.35%            -10.90%
    Enhanced 30 Fund                               0.81%        1.35% to 1.55%   -12.81% to -12.63%
    Value Plus Fund                                1.13%        1.35% to 1.55%    -2.41% to -2.21%
    Growth & Income Fund                           3.38%        1.35% to 1.55%    -6.73% to -6.54%
    Balanced Fund                                  3.20%        1.35% to 1.55%     1.10% to 1.30%
    High Yield Fund                               16.91%        1.35% to 1.55%     5.29% to 5.50%
    Bond Fund                                      5.91%        1.35% to 1.55%     6.19% to 6.40%
    Standby Income Fund                            5.05%        1.35% to 1.55%     3.13% to 3.33%
    Money Market Fund (a)                          1.75%             1.35%             1.18%
    Income Opportunity Fund (b)                   10.37%        1.35% to 1.55%           --


(a)   For the period May 1, 2001 (commencement of operations) to December 31,
      2001

(b) For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

          Western - Southern Life Assurance Company Separate Account 1

                         Notes to Financial Statements

7. SHARES

A summary of shares invested for variable annuity contracts as of December 31, 2005 is listed below.

AIM Variable Insurance Funds, Inc.

    V.I. Growth Fund                                             236,200 shares

    V.I. Government Securities Fund                               65,515 shares

The Alger American Fund

    Small Capitalization Portfolio                               109,481 shares

    Growth Portfolio                                             122,207 shares

Scudder Asset Management VIT Fund

    Equity 500 Index Fund                                        155,573 shares

MFS Variable Insurance Trust

    Emerging Growth Series - Initial Class                       147,153 shares

    Investors Trust Series - Initial Class                       173,037 shares

PIMCO Variable Insurance Trust

    Long-Term U.S. Government Bond Portfolio                     402,083 shares

Putnam Variable Trust - Class IB

    International Equity Fund                                    535,034 shares

Touchstone Variable Series Trust

    Baron Small Cap Fund                                          81,164 shares

    Emerging Growth Fund                                       1,156,129 shares

    Third Avenue Value Fund                                      177,950 shares

    Eagle Capital Appreciation Fund                              144,443 shares

    Enhanced Dividend 30 Fund (a)                                156,320 shares

    Value Plus Fund                                              329,035 shares

    Growth & Income Fund                                       1,403,641 shares

    Balanced Fund                                                927,354 shares

    High Yield Fund                                            1,316,863 shares

    Core Bond Fund                                               706,400 shares

    Money Market Fund                                          5,091,943 shares

STATUTORY - BASIS FINANCIAL STATEMENTS


Western-Southern Life Assurance Company
Years Ended December 31, 2005 and 2004

                     Western-Southern Life Assurance Company

                              Financial Statements
                                (Statutory-Basis)

                     Years Ended December 31, 2005 and 2004


                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................... 1

Financial Statements

Balance Sheets (Statutory-Basis) ............................................. 2
Statements of Operations (Statutory-Basis) ................................... 3
Statements of Changes in Capital and Surplus (Statutory-Basis) ............... 4
Statements of Cash Flow (Statutory-Basis) .................................... 5
Notes to Financial Statements (Statutory-Basis) .............................. 6

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Western-Southern Life Assurance Company

We have audited the accompanying statutory-basis balance sheets of Western-Southern Life Assurance Company as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Notes 2 and 9.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accounting principles, the financial position of Western-Southern Life Assurance Company at December 31, 2005 and 2004, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flow for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

As discussed in Note 2 to the financial statements, in 2005 the Company adopted Statement of Statutory Accounting Principles No. 88, which changed its method of accounting in investments in non-insurance subsidiaries, controlled, and affiliated entities.

                                                            /s/Ernst & Young LLP
Cincinnati, Ohio
April 5, 2006

                     Western-Southern Life Assurance Company

                        Balance Sheets (Statutory-Basis)


                                                                                           DECEMBER 31
                                                                                       2005            2004
                                                                                   ----------------------------
                                                                                         (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
    Debt securities                                                                $  7,632,854    $  7,655,239
    Preferred and common stocks                                                         226,247         216,106
    Mortgage loans                                                                      398,985         429,118
    Policy loans                                                                         48,512          49,440
    Cash, cash equivalents and short-term investments                                   229,562         123,109
    Other invested assets                                                                73,004         130,400
                                                                                   ----------------------------
    Total cash and invested assets                                                    8,609,164       8,603,413

Premiums deferred and uncollected                                                        16,379          16,025
Investment income due and accrued                                                        90,177          88,197
Receivables from parent, subsidiaries and affiliates                                    353,778              --
Net deferred income tax asset                                                            30,928          34,581
Other assets                                                                              7,822           7,476
Separate account assets                                                                 130,151         148,883
                                                                                   ----------------------------
Total admitted assets                                                              $  9,238,399    $  8,898,574
                                                                                   ============================

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
    Policy reserves                                                                $  7,782,259    $  7,727,976
    Liability for deposit-type contracts                                                 57,031          49,540
    Policy and contract claims in process of settlement                                   4,307           4,863
    Amounts due to affiliates:
       Federal income taxes payable                                                       5,743          12,816
       General expenses                                                                   8,886             982
    Liability for temporary investments held for affiliates                             105,674         137,081
    Borrowed money and interest                                                          23,314              --
    Other liabilities                                                                   458,340         248,626
    Interest maintenance reserve                                                         13,898          21,864
    Asset valuation reserves                                                             70,694          53,039
    Separate account liabilities                                                        130,151         148,883
                                                                                   ----------------------------
    Total liabilities                                                                 8,660,297       8,405,670

Capital and surplus:
    Common stock, $1 par value, authorized 10,000 shares,
      issued and outstanding 2,500 shares                                                 2,500           2,500
    Paid-in surplus                                                                     379,941         379,941
    Accumulated surplus                                                                 195,661         110,463
                                                                                   ----------------------------
    Total capital and surplus                                                           578,102         492,904
                                                                                   ----------------------------
Total liabilities and capital and surplus                                          $  9,238,399    $  8,898,574
                                                                                   ============================


SEE ACCOMPANYING NOTES.

                     Western-Southern Life Assurance Company

                   Statements of Operations (Statutory-Basis)


                                                                                      YEAR ENDED DECEMBER 31
                                                                                       2005            2004
                                                                                   ----------------------------
                                                                                          (IN THOUSANDS)
Revenue:
    Premiums                                                                       $    886,659    $  1,032,499
    Net investment income                                                               496,917         489,552
    Considerations for supplementary contracts with life contingencies                    2,784           3,948
    Reserve adjustments on reinsurance ceded                                            (52,973)        (46,310)
    Other                                                                                   162             179
                                                                                   ----------------------------
                                                                                      1,333,549       1,479,868

Policy benefits and expenses:
    Death benefits                                                                        7,311           8,105
    Annuity benefits                                                                    203,831         178,803
    Surrender benefits                                                                  840,368         545,553
    Other benefits                                                                          498             405
    Increase in policy reserves and other policyholders' funds                           59,177         513,043
    Commissions on premiums                                                              53,420          60,162
    General expenses                                                                     68,731          64,254
    Net transfers from separate accounts                                                (27,266)        (22,682)
                                                                                   ----------------------------
                                                                                      1,206,070       1,347,643
                                                                                   ----------------------------
Gain from operations before federal income tax expense
    and net realized capital gains                                                      127,479         132,225

Federal income tax expense                                                               35,094          28,455
                                                                                   ----------------------------
Net gain from operations before net realized capital gains                               92,385         103,770

Net realized capital gains                                                                4,016          10,233
                                                                                   ----------------------------
Net income                                                                         $     96,401    $    114,003
                                                                                   ============================


SEE ACCOMPANYING NOTES.

                     Western-Southern Life Assurance Company

         Statements of Changes in Capital and Surplus (Statutory-Basis)


                                                                                      YEAR ENDED DECEMBER 31
                                                                                       2005            2004
                                                                                   ----------------------------
                                                                                          (IN THOUSANDS)

Capital and surplus, beginning of year                                             $    492,904    $    421,058
Net income                                                                               96,401         114,003
Change in net unrealized gains (net of deferred tax charge of
    of $640 in 2005 and $2,156 in 2004 )                                                 (1,033)           (921)
Change in net deferred income tax asset                                                  (5,745)        (14,297)
Change in nonadmitted assets                                                              3,046           1,133
Change in asset valuation reserve                                                       (17,391)        (28,072)
Cumulative effect of change in accounting principle                                       9,920              --
                                                                                   ----------------------------
Capital and surplus, end of year                                                   $    578,102    $    492,904
                                                                                   ============================


SEE ACCOMPANYING NOTES.

                    Western-Southern Life Assurance Company

                    Statements of Cash Flow (Statutory-Basis)


                                                                                      YEAR ENDED DECEMBER 31
                                                                                       2005            2004
                                                                                   ----------------------------
                                                                                          (IN THOUSANDS)
CASH FROM OPERATIONS:
    Premium and annuity considerations                                             $    888,510    $  1,034,612
    Net investment income received                                                      504,165         485,841
    Benefits paid                                                                    (1,048,742)       (730,720)
    Net transfers from separate accounts                                                 27,180          22,967
    Insurance and general expenses                                                     (118,510)       (131,937)
    Federal income taxes paid to parent                                                 (40,590)        (26,235)
    Other, net                                                                          (52,811)        (46,132)
                                                                                   ----------------------------
    Net cash from operations                                                            159,202         608,396
                                                                                   ----------------------------

CASH FROM INVESTMENTS:
    Proceeds from investments sold, matured or repaid:
       Bonds                                                                          3,543,208       4,949,674
       Stocks                                                                         1,671,500       1,110,754
       Mortgage loans                                                                    59,414          45,921
       Real estate                                                                           --           8,524
       Other invested assets                                                             15,544          13,028
       Miscellaneous proceeds                                                                --         177,174
                                                                                   ----------------------------
    Net proceeds from investments sold, matured or repaid                             5,289,666       6,305,075

    Cost of investments acquired:
       Bonds                                                                         (3,560,231)     (5,524,700)
       Stocks                                                                        (1,645,759)     (1,109,435)
       Mortgage loans                                                                   (29,431)        (39,361)
       Real estate                                                                           --            (146)
       Other invested assets                                                             (9,490)        (15,996)
       Miscellaneous applications                                                      (171,267)             --
                                                                                   ----------------------------
    Total cost of investments acquired                                               (5,416,178)     (6,689,638)

    Net change in policy and other loans                                                    928             245
                                                                                   ----------------------------
    Net cash for investments                                                           (125,584)       (384,318)
                                                                                   ----------------------------

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
    Borrowed money                                                                       23,314        (118,480)
    Net deposits on deposit-type contract funds and other insurance liabilities              (7)             --
    Other cash provided (applied)                                                        49,528         (89,345)
                                                                                   ----------------------------
    Net cash from (for) financing and miscellaneous sources                              72,835        (207,825)
                                                                                   ----------------------------

    Net change in cash, cash equivalents and short-term investments                     106,453          16,253
    Cash, cash equivalents and short-term investments:
       Beginning of year                                                                123,109         106,856
                                                                                   ----------------------------
       End of year                                                                 $    229,562    $    123,109
                                                                                   ============================


SEE ACCOMPANYING NOTES.

                     Western-Southern Life Assurance Company

                 Notes to Financial Statements (Statutory-Basis)

                                December 31, 2005

1. ORGANIZATION AND NATURE OF BUSINESS

Western-Southern Life Assurance Company (the Company), a stock life insurance company, is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance company. The Company is domiciled in Ohio.

The Company offers individual annuities and interest-sensitive life insurance products through Western and Southern agents and various financial institutions. The Company is licensed in 46 states, the District of Columbia and Guam, actively selling in twenty-one states, and 92% of its field force is located in eighteen Midwest and South-central states.

In June 2004, Western and Southern announced that its parent, Western & Southern Mutual Holding Company (Mutual Holding), agreed to form a strategic alliance with Lafayette Life Mutual Insurance Holding Company, Inc. (Lafayette). The boards of directors of Mutual Holding and Lafayette approved an agreement for a mutual merger between the two enterprises. As a result of the merger, the subsidiaries of Lafayette, including The Lafayette Life Insurance Company (Lafayette Life) became members of Mutual Holding, effective June 15, 2005. This transaction will not affect premiums or change policy benefits, guaranteed values or other policy obligations for the Company's policyholders.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

      o Certain assets are excluded from the balance sheet as "nonadmitted assets" (principally a portion of deferred tax assets) for statutory reporting purposes.

      o Fixed income securities (including preferred stocks) are carried at amortized cost or market value based on their National Association of Insurance Commissioners' (NAIC) rating.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

o Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state income taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

o The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

o The costs of acquiring and renewing business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses have not been deferred for statutory reporting purposes.

o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity of the individual security sold. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "interest maintenance reserve" (IMR). Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

o For statutory reporting purposes, the "asset valuation reserve" (AVR) is determined by an NAIC prescribed formula and is reported as a liability with changes reflected directly in accumulated surplus; AVR is not recognized under GAAP.

o Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required by GAAP.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      o Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

See Note 9 for a reconciliation of the Company's capital and surplus and net income from statutory to GAAP. Other significant statutory accounting practices are as follows:

REVENUES AND EXPENSES

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Commissions and other costs of acquiring the policies are charged to expense when incurred.

VALUATION OF INVESTMENTS

Debt securities and stocks are valued as prescribed by the NAIC. Debt securities are valued principally at amortized cost using the interest method, redeemable preferred stocks, which have characteristics of debt securities and are rated as high quality or better, are valued at cost and all other stocks are valued at market value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Single class and multi-class mortgage-backed/asset-backed securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective adjustment method. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company's subsidiaries are reported at their underlying GAAP equity. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Dividends received from subsidiaries are included in "net investment income" in the statements of operations.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probably that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.

Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

Joint ventures, partnerships, and limited liability corporations are carried at the Company's interest in the underlying GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the joint venture or partnership are reported as net investment income when received.

The asset valuation reserve provides a reserve, recorded through unassigned surplus, against fluctuations in the market values of debt securities, stocks, mortgage loans, real estate and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the approximate remaining life of the investments sold. The net loss deferred as a result of recording the interest maintenance reserve was $3.1 million and $2.3 million, net of federal income tax benefit of $1.6 million and $1.3 million, in 2005 and 2004, respectively.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Realized capital gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized capital gains and losses, adjusted for federal income taxes and the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for other than temporary declines in value of debt securities, mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not other than temporary, and for valuation reserves are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

POLICY RESERVES

Policy reserves for life insurance and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                        PERCENTAGE OF RESERVES
                                                        ----------------------
                                                          2005          2004
                                                        ----------------------
Life insurance:
   1958 and 1980 Commissioners Standard Ordinary,
   3 1/2% -5 1/2%                                          13.1%          12.9%
Annuities:
   Various, 2 1/2 -8 1/4%                                  86.7           86.9
Supplemental benefits:
   Various, 2 1/2% -8 1/4%                                  0.2            0.2
                                                        ----------------------
                                                          100.0%         100.0%
                                                        ======================

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liabilities will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating.

As of December 31, 2005 and 2004, reserves of $7.1 million and $12.7 million, respectively, are recorded on inforce amounts of $1,636.8 million and $2,806.7 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

POLICY AND CONTRACT CLAIMS

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2005 and 2004. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. For repurchase agreements, the Company is required to maintain a minimum of 102% of the fair value of securities sold under the agreements as collateral. The transactions have been reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company's financial statements. There were $23.4 million of mortgage-backed securities that were subject to the agreements at December 31, 2005. There were no mortgage-backed securities that were subject to the agreements at December 31, 2004.

SECURITIES LENDING

The Company has loaned $420.9 million of various corporate bonds and common stocks as part of a securities lending program administered by the Bank of New York. The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned. The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheet. Collateral is reflected in the asset section of the balance sheet with an offsetting liability recognized in other liabilities for the obligation to return the collateral. A large portion ($353.8 million) of the collateral is unrestricted, but a small portion ($78.0 million) is restricted and is held in the Bank of New York Cash Reserves as of December 31, 2005. The Company did not have securities loaned as of December 31, 2004.

RETIREMENT PLANS

The Company participates in a qualified, noncontributory defined pension plan sponsored by Western and Southern. In addition, the Company provides certain other post-retirement benefits to retired employees through a plan sponsored by Western and Southern. The Company has no legal obligation for benefits under these plans. Western and Southern allocates expenses to the Company based on salary ratios.

SEPARATE ACCOUNTS

The separate accounts held by the Company relate to variable annuity contracts and market value adjusted annuity contracts. The variable annuity contracts held by the Company are non-guaranteed return contracts. The company collects certain fees for the administration of, and other benefits under, the contracts. The other activity within these accounts, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The market value adjusted annuity contracts are guaranteed return contracts which are sold as a fixed annuity product with guaranteed rates.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Short-term investments include investments with remaining maturities of one year or less and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less at the time of acquisition and are principally stated at amortized cost, which approximates fair value.

FEDERAL INCOME TAXES

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING CHANGE

As of January 1, 2005, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 88, INVESTMENTS IN SUBSIDIARY, CONTROLLED, AND AFFILIATED ENTITIES, A REPLACEMENT OF SSAP NO. 46 (SSAP 88). SSAP 88 replaces SSAP No. 46, INVESTMENTS IN SUBSIDIARY, CONTROLLED, AND AFFILIATED ENTITIES, and establishes guidance on how to value non-insurance subsidiaries, controlled and affiliated entities (SCAs). This statement requires SCA's involved in specified activities where 20% or more of the SCA's revenue is generated from the reporting entity and its affiliates to be recorded based on the GAAP equity reported in the SCA's audited GAAP financial statements adjusted for specified GAAP to SAP differences. Investments in SCA's that do not meet the specified criteria are recorded based on the audited GAAP equity of the SCA. Upon adoption of SSAP 88, the Company recorded an increase to accumulated surplus of $9.9 million.

USE OF ESTIMATES

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain 2004 amounts have been reclassified to conform to the 2005 presentation.

                     Western-Southern Life Assurance Company

3. DEBT AND EQUITY SECURITIES

Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit risk and maturity of the investments. The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.


                                                                           2005
                                                ----------------------------------------------------------
                                                BOOK/ADJUSTED      GROSS          GROSS
                                                  CARRYING       UNREALIZED     UNREALIZED
                                                    VALUE          GAINS          LOSSES       FAIR VALUE
                                                ----------------------------------------------------------
                                                                      (IN THOUSANDS)
U.S. Treasury securities and obligations
  of U.S. government corporations and
  agencies                                      $    156,465     $   2,214     $     (175)     $   158,504
Debt securities issued by states of the
  U.S. and political subdivisions of the
  States                                              53,330           364           (456)          53,238
Corporate securities/asset-backed
  securities                                       4,915,935       129,157        (45,520)       4,999,573
Mortgage-backed securities                         2,507,124        17,288        (28,023)       2,496,388
                                                ----------------------------------------------------------
Total                                           $  7,632,854     $ 149,023     $  (74,174)     $ 7,707,703
                                                ==========================================================



                                                                           2004
                                                ----------------------------------------------------------
                                                BOOK/ADJUSTED      GROSS          GROSS
                                                  CARRYING       UNREALIZED    UNREALIZED
                                                    VALUE          GAINS         LOSSES        FAIR VALUE
                                                ----------------------------------------------------------
                                                                      (IN THOUSANDS)
U.S. Treasury securities and obligations
  of U.S. government corporations and
  agencies                                      $     137,793    $    6,484    $       (3)     $   144,274
Debt securities issued by states of the
  U.S. and political subdivisions of the
  States                                               77,199           801          (393)          77,607
Corporate securities/asset-backed
  securities                                        4,935,425       266,703        (8,770)       5,193,357
Mortgage-backed securities                          2,504,822        47,670        (8,086)       2,544,407
                                                ----------------------------------------------------------
Total                                           $   7,655,239    $  321,658    $  (17,252)     $ 7,959,645
                                                ==========================================================


                     Western-Southern Life Assurance Company

3. DEBT AND EQUITY SECURITIES (CONTINUED)

A summary of the Company's gross unrealized losses and the associated fair value as of December 31 is as follows:


                                                                           2005
                                                ----------------------------------------------------------
                                                  UNREALIZED LOSSES LESS
                                                    THAN OR EQUAL TO 12         UNREALIZED LOSSES GREATER
                                                          MONTHS                     THAN 12 MONTHS
                                                ----------------------------------------------------------
                                                 UNREALIZED     ESTIMATED      UNREALIZED       ESTIMATED
                                                   LOSSES       FAIR VALUE       LOSSES        FAIR VALUE
                                                ----------------------------------------------------------
                                                                      (IN THOUSANDS)
Debt securities:
  U.S. Treasury securities and
    obligations of U.S. government
    corporations and agencies                         (161)          16,555           (14)             421

  Debt securities issued by states of the
    U.S. and political subdivisions of the
    states                                            (275)          19,115          (181)           3,859

  Corporate securities/asset-backed
    securities                                     (40,814)       1,877,988        (4,706)         127,554
  Mortgage-backed securities                       (23,600)       1,551,825        (4,423)         109,028
                                                ----------------------------------------------------------
Total                                           $  (64,850)    $  3,465,483    $   (9,324)     $   240,862
                                                ==========================================================

Preferred stocks                                $     (904)    $     59,072    $       --      $        --
                                                ==========================================================
Common stocks, unaffiliated                     $   (1,558)    $      4,455    $       --      $        --
                                                ==========================================================


                     Western-Southern Life Assurance Company

3. DEBT AND EQUITY SECURITIES (CONTINUED)


                                                                           2004
                                                ----------------------------------------------------------
                                                  UNREALIZED LOSSES LESS
                                                    THAN OR EQUAL TO 12         UNREALIZED LOSSES GREATER
                                                          MONTHS                     THAN 12 MONTHS
                                                ----------------------------------------------------------
                                                 UNREALIZED     ESTIMATED      UNREALIZED       ESTIMATED
                                                   LOSSES       FAIR VALUE       LOSSES        FAIR VALUE
                                                ----------------------------------------------------------
                                                                      (IN THOUSANDS)
Debt securities:
  U.S. Treasury securities and
    obligations of U.S. government
    corporations and agencies                           (3)           2,197            --               --

  Debt securities issued by states of the
    U.S. and political subdivisions of the
    states                                            (302)          14,848           (91)           4,754

  Corporate securities/asset-backed
    securities                                      (5,850)         521,141        (2,920)          72,573
  Mortgage-backed securities                        (5,763)         741,063        (2,323)          89,404
                                                ----------------------------------------------------------
Total                                           $  (11,918)    $  1,279,249    $   (5,334)     $   166,731
                                                ==========================================================

Preferred stocks                                $      (16)    $     24,480    $       --      $        --
                                                ==========================================================
Common stocks, unaffiliated                     $     (822)    $      3,633    $       --      $        --
                                                ==========================================================


Investments that are impaired at December 31, 2005 and 2004, for which an other-than temporary impairment has not been recognized, consist mainly of corporate debt securities issues and asset-backed securities. The impairment of these securities have been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 1.99% and 1.21% of the amortized cost of these securities at December 31, 2005 and 2004, respectively. At December 31, 2005 there were a total of 583 securities held that are considered temporarily impaired, 63 of which have been impaired for 12 months or longer. Management continues to monitor these investments to determine if there has been an other-than-temporary impairment in fair market value. At December 31, 2004 there were a total of 233 securities held that are considered temporarily impaired, 33 of which have been impaired for 12 months or longer.

The amortized cost and estimated fair value of debt securities at December 31, 2005, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                     Western-Southern Life Assurance Company

3. DEBT AND EQUITY SECURITIES (CONTINUED)

                                            BOOK/ADJUSTED
                                            CARRYING VALUE   FAIR VALUE
                                            -----------------------------
                                                   (IN THOUSANDS)

Due in one year or less                     $     167,355   $     168,885
Due after one year through five years           1,576,186       1,616,466
Due after five years through ten years          2,316,946       2,339,778
Due after ten years                             1,065,243       1,086,186
Mortgage-backed securities                      2,507,124       2,496,388
                                            -----------------------------
Total                                       $   7,632,854   $   7,707,703
                                            =============================

Proceeds from sales of investments in debt securities during 2005 and 2004 were $2,035.7 million and $1,079.2 million, respectively. Gross gains of $21.5 million and $26.9 million and gross losses of $23.2 million and $15.5 million were realized on these sales in 2005 and 2004, respectively.

                           Western-Southern Life Assurance Company

3. DEBT AND EQUITY SECURITIES (CONTINUED)

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks, are as follows:


                                                          2005
                                  ----------------------------------------------------
                                                UNREALIZED    UNREALIZED       FAIR
                                     COST         GAINS         LOSSES        VALUE
                                  ----------------------------------------------------
                                                     (IN THOUSANDS)
Preferred stocks                  $  172,225    $   3,023     $    (904)    $  174,345
                                  ====================================================

Common stocks, unaffiliated       $   23,976    $  12,497     $  (1,558)    $   34,915
Common stocks of subsidiaries        115,969           --       (96,863)        19,107
                                  ----------------------------------------------------
Total common stocks               $  139,945    $  12,497     $ (98,421)    $   54,022
                                  ====================================================



                                                          2004
                                  ----------------------------------------------------
                                                UNREALIZED    UNREALIZED       FAIR
                                     COST         GAINS         LOSSES        VALUE
                                  ----------------------------------------------------
                                                     (IN THOUSANDS)
Preferred stocks                  $  169,539    $   9,228     $     (16)    $  178,751
                                  ====================================================

Common stocks, unaffiliated       $   35,684    $   7,864     $    (822)    $   42,726
Common stocks of subsidiaries        108,668           --      (104,827)         3,841
                                  ----------------------------------------------------
Total common stocks               $  144,352    $   7,864     $(105,649)    $   46,567
                                  ====================================================


Proceeds from sales of investments in equity securities during 2005 and 2004 were $164.3 million and $57.8 million, respectively. Gross gains of $0.3 million and $0.2 million and gross losses of $0.5 million and $0.0 million were realized on those sales in 2005 and 2004, respectively.

                     Western-Southern Life Assurance Company

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are disclosed in Note 3.

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $399.0 million and $417.4 million, and $429.1 million and $456.6 million at December 31, 2005 and 2004, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $48.5 million and $49.4 million at December 31, 2005 and 2004, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $7,683.7 million and $7,569.1 million, and $7,645.3 million and $7,532.1 million at December 31, 2005 and 2004, respectively.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

5. CONCENTRATIONS OF CREDIT RISK

At December 31, 2005 and 2004, the Company held unrated or less-than-investment grade corporate bonds with a book value of $577.5 million and $520.4 million, respectively, and an aggregate fair value of $594.9 million and $578.4 million, respectively. Those holdings amounted to 7.6% and 6.8%, respectively, of the Company's investments in bonds and 6.5% and 5.9%, respectively, of the Company's total admitted assets as of December 31, 2005 and 2004. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. The Company considers these evaluations in its overall investment strategy.

                     Western-Southern Life Assurance Company

5. CONCENTRATIONS OF CREDIT RISK (CONTINUED)

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2005, 34.6% of such mortgages, or $138.1 million, involved properties located in Ohio and Texas. Such investments consist of first mortgage liens on completed income-producing properties. The mortgage outstanding on any individual property does not exceed $23.3 million.

During 2005, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 11.00% and 5.75%. No other categories of mortgage loans were issued. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2005, the Company held no mortgages with interest overdue beyond one year.

During 2005, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2005, the Company's investments in mortgage loans were not subject to prior liens. At December 31, 2005, the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

6. RELATED PARTY TRANSACTIONS

The Company has no employees of its own and reimburses Western and Southern for management services and rent. Management services provided by Western and Southern amounted to $51.5 million and $52.7 million in 2005 and 2004, respectively. Rent expense was $4.8 million and $4.9 million in 2005 and 2004, respectively.

                     Western-Southern Life Assurance Company

6. RELATED PARTY TRANSACTIONS (CONTINUED)

The Company made capital contributions of $7.9 million and $2.8 million to Touchstone Securities, Inc. during 2005 and 2004, respectively. Additionally, the Company paid commissions of $0.8 million and $1.1 million to Touchstone Securities, Inc. and commissions of $0.4 million and $0.5 million to Fort Washington Brokerage Services (FWBS) during 2005 and 2004, respectively.

The Company made capital contributions to Integrated Fund Services (IFS) of $1.0 million in 2004. Additionally, the Company pays commissions to IFS for sales made on behalf of the Company. These commissions totaled $6.4 million and $8.4 million in 2005 and 2004, respectively.

The Company made capital contributions to Fort Washington Brokerage Services of $.3 million and $1.7 million during 2005 and 2004, respectively.

The Company had no investments in Touchstone Funds at December 31, 2005. At December 31, 2004, the Company had $11.0 million invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., a wholly owned subsidiary of IFS.

7. FEDERAL INCOME TAXES

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a payable to Western and Southern in the amount of $5.7 million and $12.8 million as of December 31, 2005 and 2004, respectively.

Income before federal income taxes differs from taxable income principally due to accrued market discounts, differences in net deferred acquisition costs and contingency liabilities between tax and statutory-basis financial reporting purposes.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2005 in the event of future net losses is $33.9 million and $27.5 million from 2005 and 2004, respectively.

The components of the net deferred tax asset at December 31, are as follows:

                                                      2005         2004
                                                 -------------------------
                                                      (IN THOUSANDS)
Gross deferred tax assets                        $    57,188   $   59,636
Gross deferred tax liabilities                        26,260       22,323
Deferred tax assets nonadmitted                           --        2,732
Decrease in deferred tax assets nonadmitted           (2,732)      (1,239)

                     Western-Southern Life Assurance Company

7. FEDERAL INCOME TAXES (CONTINUED)

Current income taxes incurred for the years ended December 31, consist of the following major components:

                                                          2005          2004
                                                      -------------------------
                                                           (IN THOUSANDS)
Federal income tax expense on
  operating income                                    $   38,688     $   29,469
Federal income tax expense on
  capital gains                                           (1,577)            60
Tax credits                                               (3,161)        (2,010)
Prior year over accrual                                     (433)           996
                                                      -------------------------
Current income taxes incurred                         $   33,517     $   28,515
                                                      =========================

The main components of the deferred tax amount on December 31, are as follows:

                                                         2005           2004
                                                      -------------------------
                                                           (IN THOUSANDS)
Deferred tax assets:
 Reserves                                             $   21,754     $   26,252
 Proxy deferred acquisition costs                         29,914         29,280
 Stocks/bonds/short-term
  investments                                              5,519          4,096
 Other                                                         1              8
                                                      ----------     ----------
Gross deferred tax assets                                 57,188         59,636

Deferred tax asset nonadmitted                                --         (2,732)

Deferred tax liabilities:
 Stocks/bonds/short-term
   investments                                            10,445          4,414
 Other                                                    15,815         17,909
                                                      -------------------------
Total deferred tax liabilities                            26,260         22,323
                                                      -------------------------
Net admitted deferred tax assets                      $   30,928     $   34,581
                                                      =========================

                     Western-Southern Life Assurance Company

7. FEDERAL INCOME TAXES (CONTINUED)

Changes in the deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:

                                                          2005          2004
                                                        ----------------------
                                                            (IN THOUSANDS)
Increase (decrease) in deferred tax assets resulting
 from book/tax differences in:
   Reserves                                             $ (4,498)    $  (2,043)
   Proxy deferred acquisition costs                          634         4,598
   Stocks/bonds/short-term investments                     1,423       (13,837)
   Other                                                      (7)          (66)
                                                        ----------------------
Total change in deferred tax assets                     $ (2,448)    $ (11,348)
                                                        ======================

Change in deferred tax assets nonadmitted               $ (2,732)    $  (1,239)
                                                        ======================

Increase (decrease) in deferred tax liabilities
 resulting from book/tax differences in:
   Stocks/bonds                                         $  6,031     $  (3,766)
   Other                                                  (2,094)        8,871
                                                        ----------------------
Total change in deferred tax liabilities                $  3,937     $   5,105
                                                        ======================

The Company's federal income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the year ended December 31, are as follows:

                     Western-Southern Life Assurance Company

7. FEDERAL INCOME TAXES (CONTINUED)


                                                 2005                        2004
                                       ----------------------------------------------------
                                                         TAX                          TAX
                                         AMOUNT        EFFECT        AMOUNT         EFFECT
                                       ----------------------------------------------------
                                                          (IN THOUSANDS)
Income before taxes                    $  126,865    $   44,403    $  140,197    $   49,069
Book vs. tax capital gains/losses          (3,892)       (1,362)       (7,801)       (2,730)
Book over tax reserves                    (12,850)       (4,498)      (34,759)      (12,166)
Net deferred acquisition costs
 adjustment                                 4,614         1,615        10,840         3,794
IMR amortization                           (4,913)       (1,719)       (6,838)       (2,393)
Accrued market discount                    (9,411)       (3,294)      (11,930)       (4,176)
Dividends received deduction                 (890)         (312)         (804)         (282)
Non qualified pension                      (1,798)         (629)       (6,529)       (2,285)
Other                                       8,307         2,907         1,994           698
                                       ----------------------------------------------------
Taxable income                         $  106,032    $   37,111    $   84,369    $   29,529
                                       ====================================================


8. COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising in the ordinary course of the Company business. The Company believes the resolution of these actions will not have a material effect on the Company's financial position.

At December 31, 2005, the Company does not have any material leases for office space or equipment.

                     Western-Southern Life Assurance Company

9. REGULATORY MATTERS

A reconciliation of "statutory accounting principles" (SAP) capital and surplus to GAAP capital and surplus at December 31, and SAP net income to GAAP net income for the year ended December 31, follows:

                                                          2005          2004
                                                       ------------------------
                                                            (IN THOUSANDS)
SAP capital and surplus                                $  578,102    $  492,904
Deferred policy acquisition costs                         351,103       210,287
Policy reserves                                          (148,340)     (152,914)
Asset valuation and interest maintenance reserves          84,592        74,903
Income taxes                                              (74,608)     (108,214)
Net unrealized loss on available-for-sale securities       76,133       333,933
Reinsurance payable to parent                            (106,392)     (101,902)
Other, net                                                    489         9,230
                                                       ------------------------
GAAP capital and surplus                               $  761,079    $  758,227
                                                       ========================

                                                          2005          2004
                                                       ------------------------
                                                            (IN THOUSANDS)
SAP net income                                         $   96,401    $  114,003
Deferred policy acquisition costs                         (22,942)        1,922
Policy reserves                                             7,244       (31,137)
Income taxes                                                  446       (14,347)
Interest maintenance reserve                               (7,966)       (9,158)
Other, net                                                 (5,033)       16,634
                                                       ------------------------
GAAP net income                                        $   68,150    $   77,917
                                                       ========================

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2005 and 2004, the Company substantially exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

                     Western-Southern Life Assurance Company

9. REGULATORY MATTERS (CONTINUED)

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of preceding December 31. In 2006, the Company has $96.4 million available for payment of dividends to Western and Southern based on net income of $96.4 million for the year ended December 31, 2005. During 2005 and 2004, the Company did not pay dividends to Western and Southern.

10. ANNUITY RESERVES

At December 31, 2005, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                             AMOUNT      PERCENT
                                                         --------------  -------
                                                         (IN THOUSANDS)
Subject to discretionary withdrawal:
  With market value adjustment                            $      7,797     0.1%
  At book value less current surrender                       4,739,130    68.4
    charge of 5% or more:
  At market value                                              119,297     1.7
Subject to discretionary withdrawal (without
  adjustment) at book value with minimal or no
  charge or adjustment                                       1,979,116    28.6
Not subject to discretionary withdrawal *                       81,617     1.2
                                                         -------------  ------
Total net annuity reserves and deposit fund liabilities   $  6,926,957   100.0%
                                                         =============  ======

* Amount is net of $145 thousand of reserves ceded through a reinsurance agreement.

The net annuity reserves and deposit fund liabilities shown above are included in "policy reserves" in the 2005 balance sheet.

                     Western-Southern Life Assurance Company

11. REINSURANCE

The Company has two modified coinsurance agreements with Western and Southern, whereby the Company cedes most of the universal life business issued (100% of certain universal life products). New universal life products are not covered under the remaining modified coinsurance agreements. Under the terms of the agreements, the Company retains the reserves and the related assets of this business. The Company also records, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to an automatic quota share agreement. The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                2005      2004
                                              ------------------
                                                (IN THOUSANDS)

     Premiums                                 $  3,661  $  3,064
     Benefits paid or provided                   2,010     2,968
     Policy and contract liabilities             8,905     8,316

The net amount of reduction to capital and surplus at December 31, 2005 if all reinsurance agreements were cancelled is $93.6 million.

In 2005 and 2004, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

No policies issued by the company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

                     Western-Southern Life Assurance Company

12. SEPARATE ACCOUNTS

Separate accounts held by the Company represent funds, which are administered for variable annuity contracts and market value adjusted annuity contracts.

The variable annuity contracts held by the Company do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder. The assets consist of mutual funds and are carried at market value.

The market value adjusted annuity contracts are guaranteed return contracts. The guaranteed rate options are sold as a fixed annuity product with guarantee rates based on the guarantee period selected by the policyholder. The cash surrender values are the guaranteed cash value plus a market value adjustment that can be positive or negative. The market value adjustment is based on the U.S. swap rate at issue and at surrender.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2005 is as follows:

                                                        NONINDEXED       NON-
                                                         GUARANTEE    GUARANTEED
                                                        LESS THAN/     SEPARATE
                                                        EQUAL TO 4%    ACCOUNTS
                                                        ------------------------
                                                             (IN THOUSANDS)
Premiums, deposits and other considerations
  for the year ended December 31, 2005                  $    --       $    6,675
                                                        ========================

Reserves for separate accounts as of December 31, 2005
  (all subject to discretionary withdrawal)             $ 7,797       $  119,297
                                                        ========================

                     Western-Southern Life Assurance Company

12. SEPARATE ACCOUNTS (CONTINUED)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                       2005
                                                                  -------------
                                                                  (IN THOUSANDS)
Transfers as reported in the statements of operations
 of the separate accounts statement:
   Transfers to separate accounts                                 $       6,675
   Transfers from separate accounts                                      32,231
                                                                  -------------
Net transfers from separate accounts                                    (25,556)

Reconciling adjustments:
   Miscellaneous Expenses                                                   126
   Fees associated with charges for investment management,
   administration, and contract guarantees                               (1,836)
                                                                  -------------
Net transfers as reported in the statements of operations         $     (27,266)
                                                                  =============

13. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2005, were as follows:

                                                NET OF
                                    GROSS       LOADING
                                  ----------------------
                                      (IN THOUSANDS)

     Ordinary new business        $   2,242    $     500
     Ordinary renewal                 9,854       15,879
                                  ----------------------

     Total                        $  12,096    $  16,379
                                  ======================

DISTRIBUTOR


Touchstone Securities, Inc.
303 Broadway, Suite 1100
Cincinnati, Ohio 45202




TOUCHSTONE VARIABLE ANNUITY SERVICE CENTER

P.O. Box 2850 Cincinnati, Ohio 45201-2850 (800) 669-2796 (press 2)





Sub-Accounts

o    AIM V.I. Capital Appreciation

o    AIM V.I. Government Securities

o    Alger American Small Capitalization

o    Alger American Growth

o    DWS Equity 500 Index

o    MFS VIT Emerging Growth

o    MFS VIT Investors Trust

o    PIMCO VIT Long-Term U.S. Government

o    Putnam VT International Equity

o    Touchstone Baron Small Cap

o    Touchstone Mid Cap Growth

o    Touchstone Third Avenue Value

o    Touchstone Eagle Capital Appreciation

o    Touchstone Enhanced Dividend 30

o    Touchstone Value Plus

o    Touchstone Growth & Income

o    Touchstone Balanced

o    Touchstone High Yield

o    Touchstone Core Bond

o    Touchstone Money Market



STATEMENT OF
ADDITIONAL INFORMATION
May 1, 2006

PART C
ITEM 24 -- FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are
included in Part B.

(b) Exhibits:

(1) Resolutions of the Executive Committee of the Board of Directors of Western-Southern Life Assurance Company (the "Company") establishing Western-Southern Life Assurance Company Separate Account 1. (5)

(2)  Not Applicable.

(3) (a) Distributor Agreement between the Company (on behalf of Separate Account 1) and Touchstone Securities, Inc.(3)

     (b)  Commission Schedule. (3)

     (c)  Specimens of General Agency Agreement.(5)

(4)  (a)  Specimen Touchstone Variable Annuity Contract 9408-5550 WSA.(5)

     (b)  Specimen Endorsement for SIMPLE IRA 9801-5600 WSA END.(5)

     (c)  Specimen Endorsement for IRA 9801-5606 WSA END.(5)

     (d)  Specimen Endorsement for SEP-IRA 9801-5614 WSA END.(5)

     (e)  Specimen Tax Sheltered Annuity Endorsement 9801-5610 WSA END. (5)

     (f)  Specimen Endorsement for Roth IRA 9801-5607 WSA END.(5)

     (g)  Specimen 401 Plan Endorsement 9801-5611 WSA END.(5)

     (h)  Specimen Charitable Remainder Unitrust Endorsement 9611-5612 WSA
          END.(5)

     (i)  Specimen Free Withdrawal Amount Endorsement 9611-5613 WSA END.(5)

     (j)  Specimen Additional Waiver of Surrender Charges Rider 9501-5201 WSA.
          (5)

     (k)  Specimen Endorsement 9912-5573 WSA END.(7)

(5)  Specimen Application Form for Touchstone Variable Annuity
     DO-11-IFS-VARI-9805. (5)

(6)  (a)  Amended Articles of Incorporation of the Company. (1)

     (b)  Amended Code of Regulations of the Company. (1)

(7)  Not Applicable.

(8)  (a)  (i)  Administration Agreement between Investors Bank & Trust Company and Select Advisors Variable Insurance Trust ("VIT") n/k/a Touchstone Variable Series Trust ("TVST"). (2)

         (ii)  Amendment to Administration Agreement. (4)

     (b) Fund Accounting Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (2)

     (c) Amended and Restated Custodian Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (6)

     (d) Restated and Amended Sponsor Agreement between Touchstone Advisors, Inc. and TVST.(7)

     (e) (i) Fund Participation Agreement between Western-Southern Life Assurance Company ("WSLAC") and VIT n/k/a TVST.(7)

         (ii) Amendment No. 1 to Fund Participation Agreement between WSLAC and TVST.(7)

         (iii) Participation Agreement among The Alger American Fund, WSLAC and Fred Alger & Company.(7)

          (iv) Service Agreement between Fred Alger Management Inc. and
               WSLAC.(7)

          (v) Participation Agreement among AIM Variable Insurance Funds, Inc., WSLAC and Touchstone Securities, Inc.(7)

          (vi) Participation Agreement among MFS Variable Insurance Trust, WSLAC and Massachusetts Financial Services Company.(7)

         (vii) Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(7)

        (viii) Service Agreement between PIMCO Funds Distributors LLC and WSLAC.(7) (ix) Administrative Service Agreement between WSLAC and AIM Advisors, Inc.(7)

          (x) Second Amendment to Fund Participation Agreement between WSLAC and TVST.(8)

          (xi) Third Amendment to Fund Participation Agreement between WSLAC and TVST.(8)

         (xii) Amendment No. 1 to Participation Agreement between The Alger American Fund, WSLAC and Fred Alger & Company.(8)

        (xiii) Amendment No. 1 to Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(8)

         (xiv) Participation Agreement among Deutsche Asset Management VIT Funds, Bankers Trust Company, and WSLAC. (8)

          (xv) Administrative Services Agreement between WSLAC and Bankers Trust Company (8)

         (xvi) Amendment to Participation Agreement among Deutsche Asset Management VIT Funds, Bankers Trust Company, and WSLAC. (8)

        (xvii) Amendment to Administrative Services Agreement between WSLAC and Bankers Trust Company. (8)

       (xviii) Amendment to Participation Agreement among WSLAC, PIMCO
               Variable Insurance Trust and PIMCO Funds Distributors LLC. (9)

         (xix) Amendment to Participation Agreement between WSLAC and TVST (11)

          (xx) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., and Western-Southern Life Assurance Company (11)

(9)  Opinion and Consent of Donald J. Wuebbling, Esq. (5)

(10) (a) Consent of Independent Registered Public Accounting Firm. (filed herewith)

(11) Not Applicable.

(12) Not Applicable.

(13) Schedule for Computation of Performance Quotations provided in Registration Statement in response to Item 21. (3)

(99) Powers of Attorney -- Directors of the Company. (10)

-------------------------------------------------------------------------------

     (1) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant filed with the Securities and Exchange Commission (the "SEC") on April 29, 1996 (File Nos. 33-76582 and 811-8420).

     (2) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of TVST filed with the SEC on February 28, 1997 (File Nos. 033-76566 and 811-08416).

     (3) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant filed with the SEC on May 1, 1998 (File Nos. 33-76582 and 811-8420).

     (4) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of TVST filed with the SEC on July 30, 1998 (File Nos. 033-76566 and 811-08416).

     (5) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant filed with the SEC on November 5, 1998 (File Nos. 33-76582 and 811-8420).

     (6) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of TVST filed with the SEC on April 30, 1999 (File Nos. 033-76566 and 811-08416).

     (7) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant filed with the SEC on April 29, 2000 (File Nos. 033-76582 and 811-08420).

     (8) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Western Southern Life Assurance Company Separate Account 2 filed with the SEC on April 27, 2001 (File Nos. 033-79906 and 811-08550).

     (9) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Western Southern Life Assurance Company Separate Account 2 filed with the SEC on April 26, 2002 (File Nos. 033-79906 and 811-08550).

     (10) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement of Western Southern Life Assurance Company Separate Account 1 filed with the SEC on April 26, 2002 (File Nos. 033-76582 and 811-08420).

     (11) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement of Western Southern Life Assurance Company Separate Account 1 filed with the SEC on April 30, 2003 (File Nos. 033-76582 and 811-08420).

ITEM 25. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and officers of the Company are listed below. Unless otherwise noted, the principal business address of all persons listed in Item 25 is 400 Broadway, Cincinnati, Ohio 45202.


William J. Williams                             Director

John F. Barrett                                 Chairman of the Board and Director,
                                                Chief Executive Officer and President
James N. Clark                                  Director and Secretary

Eugene P. Ruehlmann                             Director
Vorys, Sater, Seymour and Pease
Suite 2100 Atrium Two
221 East Fourth Street
Cincinnati, Ohio 45202

Thomas L. Williams                              Director
North American Properties
212 East Third Street
Suite 300
Cincinnati, Ohio 45202


Donald A. Bliss                                Director
10892 East Fanfol Lane
Scottsdale, Arizona 85259

Jo Ann Davidson                                Director
JAD and Associates LLC
37 West Broad Street, Suite 970
Columbus, OH  43215

Edward J. Babbitt                              Vice President and Senior Counsel

Herbert R. Brown                               Senior Vice President

Keith W. Brown                                 Vice President and Chief Underwriter

Dennis L. Carr                                 Chief Actuary - Lifetime Income Solutions Group

Keith T. Clark                                 Vice President and Medical Director

Robert J. DalSanto                             Vice President

James J. DeLuca                                Vice President

Bryan C. Dunn                                  Senior Vice President and Chief Marketing Officer

Clint D. Gibler                                Senior Vice President and Chief Information Officer

Stephen P. Hamilton                            Vice President

Daniel W. Harris                               Vice President

Noreen J. Hayes                                Senior Vice President

Edward S. Heenan                               Senior Vice President

David T. Henderson                             Vice President and Chief Risk Officer

Kevin L. Howard                                Vice President and Associate General Counsel

Bradley J. Hunkler                             Vice President and Comptroller

Carroll R. Hutchinson                          Senior Vice President

Robert S. Kahn                                 Vice President

Phillip E. King                                Vice President and Auditor

John R. Lindholm                               President and Chief Executive Officer
                                               -  Lifetime Income Solutions Group

Harold V. Lyons                                Vice President

Constance M. Maccarone                         Senior Vice President

Jill T. McGruder                               Senior Vice President


Barry P. Myers                                 Senior Vice President

J. J. Miller                                   Senior Vice President

Michael R. Moser                               Vice President, Chief Compliance Officer

Nora E. Moushey                                Senior Vice President and Chief Actuary

Jonathan D. Neimeyer                           Vice President and Associate General Counsel

Maribeth S. Rahe                               Senior Vice President

Douglass I. Ross                               Vice President and Chief Technology Officer

Mario J. San Marco                             Vice President

Nicholas P. Sargen                             Senior Vice President and Chief Investment Officer

Denise L. Sparks                               Vice President

Thomas M. Stapleton                            Vice President

Richard K. Taulbee                             Vice President

David E. Theurich                              Vice President

James J. Vance                                 Vice President and Treasurer

Robert L. Walker                               Senior Vice President and Chief Financial
                                               Officer

Donald J. Wuebbling                            Senior Vice President and General Counsel


ITEM 26. -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Western-Southern Mutual Holding Company ("Holding Co."); Ohio corporation

Western-Southern Financial Group, Inc. ("Financial Group"); Ohio corporation; 100% owned by Holding Co.

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation; 100% owned by Financial Group

Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

Fort Washington Savings Company; Ohio corporation; 100% owned by WSLIC

Courtyard Nursing Care, LLC ("Courtyard"); Ohio limited liability company; 100% owned by WSLAC; ownership and operation of real estate.

IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

W&S Financial Group Distributors Inc.; Ohio corporation; 100% owned by IFS; general insurance agency.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by WSLAC; securities broker-dealer.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

Fort Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by WSLAC; securities broker-dealer.

IFS Holdings, Inc. ("IFS Holdings"); Ohio corporation; 100% owned by IFS; holding company.

Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS Holdings; registered transfer agent.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS Holdings; securities broker-dealer

Insurance Profillment Services, LLC; Ohio limited liability company; 100% owned by WSLIC; insurance marketing services

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

Fort Washington Capital Partners, LLC; Delaware limited liability company; 100% owned by FWIA; private equity

Tristate Ventures, LLC; Delaware limited liability company; 100% owned by FWIA; private equity

Buckeye Venture Partners, LLC; Ohio limited liability company; 60% owned by FWIA; private equity

Todd Investment Advisors, Inc.; Kentucky corporation, 100% owned by Fort Washington Investment Advisors, Inc.; registered investment adviser.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
insurance.

Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

Capital Analysts Agency, Inc.; Ohio corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by Alan Dunlap, but under contractual association with Capital Analysts Incorporated; general insurance agency.

Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital AnalystsIncorporated; general insurance agency.

Eagle Realty Group, LLC; Ohio limited liability company; 100% owned by WSLIC; ownership, development and management of real estate.

Eagle Realty Investments, Inc. ("Eagle"); Ohio corporation; 100% owned by Eagle Realty Group, LLC; ownership, development and management of real estate.

ServerVault Corp.; Delaware corporation; 50% owned by WSLIC; technology services company

W&STax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 100% owned by WSLIC; general insurance agency.

Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

Race Street Development, LTD; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

The Lafayette Life Insurance Company; Indiana corporation; 100% owned by Financial Group.

WSALD NPH, LLC; Ohio limited liability company; 50% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

WSALD CEH, LLC; Ohio limited liability company; 50% owned by WSLIC; ownership and operation of real estate.

AMLIWS Summit Ridge, LLC; Missouri limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Carthage Senior Housing, Ltd.; Ohio limited liability company; 99% owned by WSLIC; ownership and operation of real estate.

Dublin Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate. Northeast Cincinnati Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

North Pittsburgh Hotel LLC; Pennsylvania limited liability company; 74% owned by WSALD NPH, LLC, 1% owned by Eagle; ownership and operation of real estate.

Sixth and Race Development, LLC; Ohio limited liability company; 71% owned by Race Street Development, Ltd., 25% owned by Eagle; ownership and operation of real estate.

Skyport Hotel LLC; Kentucky limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Union Centre Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Vulcan Hotel LLC; Alabama limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Vinings Trace LLC; Indiana limited liability company; 99% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Windsor Hotel LLC; Connecticut limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Wright Executive Hotel Limited Partners; Ohio limited partnership; 61% owned by WSLIC; ownership and operation of real estate.

303 Broadway QCS, LLC; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Lookout Corporate Center, Ohio joint venture; 50% owned by WSLIC; ownership and operation of real estate.

OTR Housing Associates, L.P.; Ohio limited partnership; 98% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

Seasons Health Care Limited Partnership; Ohio limited partnership; 90% owned by WSLAC, 10% owned by Courtyard; ownership and operation of real estate.

IR Mall Associates, Ltd.; Florida limited partnership; 50% owned by WSLIC and Eagle; ownership and operation of real estate.

Country Place Associates; Ohio general partnership; 90% owned by WSLIC; 10% owned by Eagle; ownership and operation of real estate.

AMLIWS Parkway Limited Partnership; Texas limited partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Mission Club Apartments General Partnership; Florida general partnership; 95.5% owned by WSLIC, 4.5% owned by Eagle; ownership and operation of real estate.

OTR Transitional Housing, L.P.; Ohio limited partnership; 99% owned by WSLIC; ownership and operation of real estate.

West-Whi Columbus NW Partners; Ohio general partnership; 74% owned by WSLIC; 1% owned by Eagle.

LaFrontera Lodging Partners LP; Texas limited partnership; 74% owned by WSLIC, ..75% owned by Eagle; ownership and operation of real estate.

Centreport Hotels LLC; Texas limited partnership; 74.5% owned by WSLIC, .75% owned by Eagle; ownership and operation of real estate.

Columbus Hotel Partners; Ohio general partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Airport Exchange Hotel Partners; Kentucky general partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

AMLIWS Deerfield L.P.; Texas limited partnership; 74% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

Camargo Club Apartments, Ltd; Florida limited partnership; 84.14% WSLIC; 14.85% Eagle; ownership and operation of real estate.

WSA Commons, LLC; Georgia limited liability company; 50% owned by WSLIC; ownership and operation of real estate.

ITEM 27. -- NUMBER OF CONTRACT OWNERS

As of February 2, 2006, there were 1956 owners of Qualified Contracts and 1348 owners of Non-Qualified Contracts offered pursuant to this Registration Statement (Touchstone Gold Variable Annuity Contracts).

ITEM 28. -- INDEMNIFICATION

The Amended Code of Regulations of the Company provides that, to the fullest extent not prohibited by applicable law, the Company shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceedings (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof of any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the Company, or, at the direction or request of the Company, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors of the Company, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

Any director of the Company who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the Company in any matter and who shall be selected by all of the officers and directors of the Company who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Company's articles of incorporation, code of regulations, any agreement, any insurance purchased by the Company, vote of shareholders or otherwise.

The Board of Directors of the Company also may, in its discretion, secure and maintain insurance policies against any liability asserted against and incurred by any of the Company's directors, officers or employees.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 29. -- PRINCIPAL UNDERWRITERS

(a) Touchstone Securities, Inc. ("Touchstone") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account 1, Integrity Life Separate Accounts I, II, and VUL, National Integrity Separate Accounts I, II, and VUL, and as distributor for the shares of several series (Funds) of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, and Touchstone Tax-Free Trust, each of which is affiliated with the Depositor.

(b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities. Name Position/Office with Touchstone Securities


James N. Clark                                           Director
400 Broadway
Cincinnati, Ohio 45202

Jill T. McGruder                                         Director
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

Donald J. Wuebbling                                      Director
400 Broadway
Cincinnati, Ohio 45202

James H. Grifo                                           President
303 Broadway, Suite 1100
Cincinnati, OH  45202


Richard K. Taulbee                                       Vice President
400 Broadway
Cincinnati, Ohio 45202

James J. Vance                                           Vice President and
Treasurer
400 Broadway
Cincinnati, Ohio  45202

Terrie A. Wiedenheft                                     Chief Financial Officer
303 Broadway, Suite 1100
Cincinnati, Ohio  45202

                                                         Secretary
400 Broadway
Cincinnati, Ohio 45202

Patricia J. Wilson                                       Chief Compliance Officer
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

Elaine M. Reuss                                          Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202

Timothy D. Speed                                         Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202



(c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc. during the 12 month period ended December 31, 2005.


 Net Underwriting Discounts and                     Compensation on      Brokerage Commissions    Compensation
 Commissions                                        Redemptions

 $79,339                                            $ -0-                $ -0-                    $ -0-


ITEM 30. -- LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 Broadway, Cincinnati, Ohio 45202.

ITEM 31. -- MANAGEMENT SERVICES

Not Applicable.


ITEM 32. -- UNDERTAKINGS

Registrant undertakes to:

(a) file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

(b) include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request directed to the address or telephone number contained in the Prospectus.

Registrant represents that it is relying upon a "no-action" letter issued to the American Council of Life Insurance concerning that conflict between the redeemability requirements of sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by Section 403(b)(11) of the Internal Revenue Code. The Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before a Contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

Registrant represents that it is relying upon Rule 6c-7 promulgated under the Investment Company Act of 1940, as amended, with respect to offering variable annuity contracts to participants in the Texas Optional Retirement Program ("Program") and that it has complied with or will comply with the provisions of paragraphs (a)-(d) of Rule 6c-7. Registrant has included appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program. Registrant will (1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants, (2) instruct sales representatives who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants, and (3) obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Western-Southern Life Assurance Company represents that, with respect to the Contracts registered with the Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in this Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Western-Southern Life Assurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, on behalf of itself and the Registrant, has duly caused this Post-Effective Amendment No. 18 to Registrant's Registration Statement under the Securities Act of 1933 (Touchstone Gold Variable Annuity Contract) and Amendment No. 28 to Registrant's Registration Statement under the Investment Company Act of 1940 to be signed on its behalf, in the City of Cincinnati and State of Ohio on the 26th day of April, 2006.

                                    WESTERN-SOUTHERN LIFE ASSURANCECOMPANY
                                    SEPARATE ACCOUNT 1
                                    By WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

                                    By /s/ Edward S. Heenan
                                    ----------------------------------
                                    Edward S. Heenan,
                                    Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated below.

PRINCIPAL EXECUTIVE OFFICER:

/s/ John F. Barrett                 April 26, 2006

John F. Barrett,
President and Chief Executive
Officer

PRINCIPAL FINANCIAL OFFICER:

/s/ Robert L. Walker                April 26, 2006

Robert L. Walker,
Senior Vice President and Chief
Financial Officer

DIRECTORS:
JOHN F. BARRETT
DONALD A. BLISS
JAMES N. CLARK             By       /s/ Edward S. Heenan
JO ANN DAVIDSON                     --------------------
EUGENE P. RUEHLMANN                 Edward S. Heenan,
THOMAS L. WILLIAMS                  as attorney-in fact for each Director
WILLIAM J. WILLIAMS                 April 26, 2006

EXHIBIT INDEX

EXHIBIT        DESCRIPTION


(10)(a)          Consent of Independent Registered Public Accounting Firm